UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-CSR
                                    ________

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03451

                              SEI TAX EXEMPT TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

                  REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA
                              CODE: 1-800-342-5734

                    DATE OF FISCAL YEAR END: AUGUST 31, 2006

                   DATE OF REPORTING PERIOD: FEBRUARY 28, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.


                                   [BACKGROUND GRAPHIC OMITTED]

SEI INVESTMENTS

                          Semi-Annual Report as of February 28, 2006 (unaudited)

                                                            SEI Tax Exempt Trust

                                                                   Tax Free Fund

                                                     Institutional Tax Free Fund

                                        Massachusetts Tax Free Money Market Fund

                                                Intermediate-Term Municipal Fund

                                                   Short Duration Municipal Fund

                                                Pennsylvania Municipal Bond Fund

                                               Massachusetts Municipal Bond Fund

                                                  New Jersey Municipal Bond Fund

                                                    New York Municipal Bond Fund

                                                  California Municipal Bond Fund

TABLE OF CONTENTS

--------------------------------------------------------------------------------

Statements of Net Assets                                                       1
--------------------------------------------------------------------------------
Statements of Operations                                                      72
--------------------------------------------------------------------------------
Statements of Changes in Net Assets                                           74
--------------------------------------------------------------------------------
Financial Highlights                                                          78
--------------------------------------------------------------------------------
Notes to Financial Statements                                                 81
--------------------------------------------------------------------------------
Disclosure of Fund Expenses                                                   88
--------------------------------------------------------------------------------
Board of Trustees Considerations in Approving the Continuation of Advisory
and Sub-Advisory Agreements                                                   90
--------------------------------------------------------------------------------

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Since the Funds in SEI Tax Exempt Trust typically hold only fixed income securities, they generally are not expected to hold securities for which they may be required to vote proxies. Regardless, in light of the possibility that a Fund could hold a security for which a proxy is voted, the Trust has adopted proxy voting policies. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-342-5734; and (ii) on the Commission's website at http://www.sec.gov.

STATEMENT OF NET ASSETS (Unaudited)

Tax Free Fund
February 28, 2006

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

25.4% Education
14.3% General Revenue
14.1% Industrial Development
11.9% Healthcare
11.2% Housing
 6.1% General Obligations
 5.5% Utilities
 3.6% Nursing Homes
 2.8% Public Facilities
 2.2% Water
 1.9% Power
 0.6% Transportation
 0.3% Pollution Control
 0.1% Airport

*  Percentages based on total investments.

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 101.7%

ALABAMA -- 0.1%
   Lee County, Industrial Development Authority,
      Lifesouth Community Blood Center Project, RB
      (A) (B)
         3.190%, 12/01/19                                   $     695   $         695
                                                                       -------------
ARIZONA -- 1.6%
   Maricopa County, Industrial Development
      Authority, Gran Victoria Housing Project, Ser
      A, RB (A) (C)
         3.180%, 04/15/30                                        600             600
   Phoenix, Industrial Development Authority, Rancho
      LaDera Project, RB (A) (B)
         3.270%, 10/01/23                                     10,300          10,300
                                                                       -------------
                                                                              10,900
                                                                       -------------

CALIFORNIA -- 0.7%
   California State, Educational Facilities
      Authority, Chapman University Project, RB (A)
      (B)
         3.300%, 12/01/30                                        900             900
   California State, Housing Finance Agency,
      Multi-Family Housing Authority, Ser D, RB (A)
         3.030%, 02/01/31                                        480             480
   Irvine Ranch, Water District Authority, Ser B, GO
      (A) (B)
         2.940%, 08/01/09                                        270             270

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Los Angeles County, Multi-Family Housing
      Authority, Malibu Canyon Apartments Project,
      Ser B, RB (A) (B)
         3.060%, 06/01/10                                   $    520   $         520
   Orange County, Apartment Development Authority,
      Hidden Hills Project, Ser C, RB (A)
         3.060%, 11/01/09                                        500             500
   Riverside County, Housing Authority, De Anza
      Villas Project, RB (A) (B)
         3.170%, 12/01/16                                        205             205
   San Bernardino County, Housing Authority, Indian
      Knoll Apartments Project, Ser A, RB (A) (C)
         3.180%, 05/15/31                                        270             270
   San Diego County, Museum of Art Project, COP (A)
      (B)
         3.280%, 09/01/30                                        600             600
   Three Valleys, Municipal Water District
      Authority, Miramar Water Treatment Plant
      Project, COP (A) (B)
         3.190%, 11/01/14                                        700             700
   Westminster, Redevelopment Agency, Commercial
      Redevelopment Project No. 1, TAN, AMBAC (A)
         3.170%, 08/01/27                                        295             295
                                                                       -------------
                                                                               4,740
                                                                       -------------

COLORADO -- 6.0%
   Arapahoe County, Water & Wastewater Authority,
      Refunding & Improvement Project, Ser A, RB (A)
         3.210%, 12/01/33                                      4,000           4,000
   Arvada, Water Authority, RB, FSA (A)
         3.200%, 11/01/20                                      1,225           1,225
   Boulder, Health Facilities Authority, Community
      Hospital Project, RB (A)
         3.350%, 10/01/30                                     15,520          15,520
   Castlewood Ranch, Metropolitan District, GO (A)
         3.450%, 12/01/31                                      1,250           1,250
   Colorado Springs, Goodwill Industries of Colorado
      Springs Project, RB (A) (B)
         3.580%, 02/01/07                                        480             480
   Denver (City & County), Multi-Family Housing
      Authority, Ogden Residences Project, RB (A) (B)
         3.010%, 12/01/29                                      1,885           1,885
   NBC, Metropolitan District Authority, GO (A)
         3.280%, 12/01/30                                      1,000           1,000


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                  1

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Superior, Metropolitan District Authority,
      Refunding & Improvements Project, Ser A, RB (A)
         3.230%, 12/01/20                                   $  1,000   $       1,000
   Superior, Metropolitan District Authority,
      Refunding & Improvements Project, Ser B, RB
      (A) (B)
         3.230%, 12/01/20                                      4,500           4,500
   Superior, Metropolitan District No. 1, RB (A) (B)
         3.230%, 12/01/27                                      2,000           2,000
   Thornton, Multi-Family Housing Authority, Quaile
      Ridge Project, Ser A, RB (A) (B)
         3.240%, 04/01/10                                        450             450
   Westminster, Ser 2784, COP, MBIA (A)
         3.220%, 12/01/25                                      6,800           6,800
                                                                       -------------
                                                                              40,110
                                                                       -------------

CONNECTICUT -- 0.2%
   Winchester, BAN
         4.000%, 11/16/06                                      1,300           1,306
                                                                       -------------

DELAWARE -- 1.1%
   Delaware State, Economic Development Authority,
      School House Project, RB (A)
         3.300%, 12/01/25                                      3,850           3,850
   Delaware State, Economic Development Authority,
      Wilmington Montessori School Project, RB (A)
         3.250%, 05/01/20                                      2,585           2,585
   Delaware State, Transportation Authority, Ser
      1205, RB (A)
         3.210%, 07/01/25                                      1,100           1,100
                                                                       -------------
                                                                               7,535
                                                                       -------------

FLORIDA -- 1.5%
   Florida State, Multi-Family Housing Authority,
      Lakeside North Project, RB (A) (C)
         3.210%, 06/01/34                                      2,800           2,800
   Florida State, Multi-Family Housing Authority,
      Monterey Lake Project, Ser C, RB (A) (C)
         3.210%, 07/01/35                                      1,300           1,300
   Jacksonville, Industrial Development Authority,
      Trailer Marine-Crowly Project, RB (A)
         3.100%, 02/01/14                                      3,600           3,600

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Miami-Dade County, Industrial Development
      Authority, Carrollton School Project, RB (A) (B)
         3.180%, 06/01/24                                   $    700   $         700
   Miami-Dade County, Industrial Development
      Authority, Saral Publications Project, RB (A)
         3.190%, 04/01/08                                        400             400
   Orange County, Multi-Family Housing Authority,
      Post Fountains Project, RB (A) (C)
         3.200%, 06/01/25                                      1,000           1,000
                                                                       -------------
                                                                               9,800
                                                                       -------------

GEORGIA -- 8.0%
   Atlanta, Rapid Transportation Authority, Ser B,
      RB (A) (B)
         3.160%, 07/01/25                                      1,070           1,070
   Bibb County, Refunding & Improvement Authority,
      Baptist Village Project, RB (A)
         3.190%, 08/01/18                                      2,600           2,600
   Catoosa County, Industrial Development Authority,
      Galaxy Carpet Project, RB (A)
         3.200%, 12/01/06                                      6,500           6,500
   Cobb County, Residential Facilities for the
      Elderly, A.G. Rhodes Home Project, RB (A) (B)
         3.190%, 04/01/16                                        575             575
   Dalton, Utilities Authority, Ser A02, RB, FSA (A)
         3.230%, 01/01/12                                      2,975           2,975
   DeKalb County, Multi-Family Housing Authority,
      Winters Creek Apartments Project, RB (A) (C)
         3.210%, 06/15/25                                      1,800           1,800
   DeKalb County, Multi-Family Housing Authority,
      Woodhills Apartments Project, RB (A)
         3.240%, 12/01/07                                      7,300           7,300
   DeKalb County, Water & Sewer Authority, RB (A)
         3.220%, 10/01/35                                      6,540           6,540
   Fulton County, Development Authority, Arthritis
      Foundation Project, RB (A)
         3.190%, 12/01/16                                        835             835
   Fulton County, Multi-Family Housing Authority,
      Hampton Hills Apartments Project, RB (A) (C)
         3.200%, 06/01/23                                      2,100           2,100


--------------------------------------------------------------------------------
2                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Gainesville & Hall Counties, Senior Living
      Facilities, Lanier Village Project, Ser A, RB
      (A) (B)
         3.030%, 11/15/10                                   $  4,000   $       4,000
   Gainesville & Hall Counties, Senior Living
      Facilities, Lanier Village Project, Ser A, RB
      Callable 03/13/06 @ 100 (A) (B)
         3.030%, 11/15/10                                        325             325
   Gainesville & Hall Counties, Senior Living
      Facilities, Lanier Village Project, Ser B, RB,
      Radian Insured (A)
         3.030%, 11/15/33                                      9,900           9,900
   Gainesville & Hall Counties, Senior Living
      Facilities, Lanier Village Project, Ser C, RB
      (A) (B)
         3.030%, 11/15/30                                      1,200           1,200
   Georgia State, Municipal Electric Authority, RB,
      FSA (A)
         3.220%, 07/01/08                                        195             195
   Gwinnett County, Development Authority, Wesleyan
      School Project, RB (A)
         3.190%, 03/01/21                                        700             700
   Gwinnett County, Multi-Family Housing Authority,
      Greens Apartments Project, RB (A) (C)
         3.210%, 06/15/25                                      3,500           3,500
   Marietta, Multi-Family Housing Authority,
      Winterset Apartments Project, RB (A)
         3.210%, 02/01/26                                      1,200           1,200
   Savannah, Economic Development Authority,
      Westside Urban Health Center Project, Ser A,
      RB (A)
         3.240%, 03/01/18                                        105             105
                                                                       -------------
                                                                              53,420
                                                                       -------------

ILLINOIS -- 5.2%
   Central Lake County, Joint Action Project, Ser
      B18, RB, AMBAC (A)
         3.230%, 05/01/20                                      1,400           1,400
   Chicago, GO (A) (B)
         3.370%, 02/02/07                                      2,800           2,800
   Chicago, Park District Authority, Corporate
      Purpose, Ser A, TAW
         4.000%, 05/01/06                                      1,000           1,002
   Cook County, Ser B11, GO, AMBAC (A)
         3.230%, 11/15/25                                        490             490
   Illinois State, Development Financing Authority,
      Christian Brothers Services Project, RB (A) (B)
         3.430%, 05/01/20                                      1,500           1,500

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Illinois State, Development Financing Authority,
      Creative Childrens Academy Project, RB (A) (B)
         3.480%, 10/01/28                                   $   2,500   $       2,500
   Illinois State, Development Financing Authority,
      World Communications Project, RB (A) (B)
         3.270%, 08/01/15                                      1,400           1,400
   Illinois State, Educational Facilities Authority,
      Art Institute of Chicago Project, RB (A)
         3.270%, 03/01/27                                        900             900
   Illinois State, Finance Authority, Illinois
      Institution Technology Project, RB (A)
         3.200%, 12/01/24                                      1,000           1,000
   Illinois State, Finance Authority, Rest Haven
      Christian Service Project, Ser B, RB (A) (B)
         3.210%, 11/15/34                                      4,900           4,900
   Illinois State, Health Facilities Authority,
      Edward Hospital Obligated, Ser C, RB, FSA (A)
         3.200%, 02/01/34                                        500             500
   Illinois State, Health Facilities Authority,
      Memorial Health Systems Project, RB (A) (B)
         3.050%, 10/01/22                                        100             100
   Lake County, Community Consolidated School
      District No. 73, Ser 329, GO, FGIC (A)
         3.250%, 12/01/14                                      1,010           1,010
   Lakemoor, Multi-Family Housing Authority, Housing
      Mortgage Project, Ser C, RB (A) (B)
         3.290%, 12/01/20                                      6,400           6,400
   Macon County, Industrial Development Authority,
      Decatur Family YMCA Project, RB (A)
         3.430%, 05/01/35                                      4,400           4,400
   Skokie, Economic Development Authority, Skokie
      Fashion Square Project, RB (A)
         3.575%, 12/01/14                                      4,350           4,350
                                                                       -------------
                                                                              34,652
                                                                       -------------

INDIANA -- 7.0%
   Carmel, Waterworks Authority, Ser B, BAN
         3.400%, 11/17/06                                      4,000           4,000
   Concord, Community Schools, RAW
         3.750%, 12/29/06                                      3,000           3,009


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                  3

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   East Porter County, School Building, Ser DB (A)
         3.220%, 07/15/20                                   $  5,290   $       5,290
   Elkhart County, Industrial Development
      Authority, Hubbard Hill Estates Project, RB
      (A) (B)
         3.200%, 11/01/21                                        980             980
   Hamilton, Southeastern Schools, Ser 2682, RB,
      FSA (A)
         3.220%, 07/10/17                                      6,525           6,525
   Indiana State, Development Finance Authority,
      Brebeuf Preparatory School Project, RB (A) (B)
         3.430%, 07/01/26                                      3,400           3,400
   Indiana State, Development Finance Authority,
      Cathedral High School Project, RB (A) (B)
         3.050%, 09/01/26                                        595             595
   Indiana State, Educational Facilities Authority,
      University of Evansville Project, Ser B, RB (A)
         3.270%, 12/01/29                                      1,900           1,900
   Indiana State, GCS School Building, RB, FSA (A)
         3.230%, 07/15/26                                      3,400           3,400
   Indiana State, Health Facilities Financing
      Authority, Ascension Health Credit Group
      Project, Ser A-2, RB (A)
         2.720%, 11/15/36                                      1,500           1,500
   Indiana State, Health Facilities Financing
      Authority, Bethesda Living Center Project,
      Ser B, RB (A)
         3.210%, 08/01/31                                      2,495           2,495
   Indiana State, Health Facilities Financing
      Authority, Fayette Memorial Hospital
      Association Project, Ser A, RB (A) (B)
         3.050%, 10/01/32                                      3,035           3,035
   Indiana State, Health Facilities Financing
      Authority, Fayette Memorial Hospital
      Association Project, Ser B, RB (A) (B)
         3.050%, 10/01/22                                      3,265           3,265
   Indiana State, Health Facilities Financing
      Authority, Margaret Mary Community Hospital
      Project, Ser A, RB (A)
         3.050%, 12/01/29                                        345             345
   Indiana State, Industrial Development Authority,
      Goodwill Industries Center Project, RB (A)
         3.280%, 06/01/16                                      1,545           1,545

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   North Adams, Community Schools, Temporary Loan
      Warrants
         4.000%, 12/29/06                                   $  2,000   $       2,008
   Tippecanoe, School District, Temporary Loan
      Warrants
         3.750%, 12/29/06                                      3,000           3,009
                                                                       -------------
                                                                              46,301
                                                                       -------------

IOWA -- 2.1%
   Iowa State, Finance Authority, Carroll Kuemper
      Catholic High School Project, RB (A) (B)
         3.050%, 06/01/28                                      1,395           1,395
   Iowa State, Finance Authority, Museum of Art
      Foundation Project, RB (A) (B)
         3.050%, 06/01/33                                        400             400
   Iowa State, Higher Education Loan Authority,
      Morningside Project, Ser G, RAN (B)
         3.750%, 05/24/06                                      1,000           1,002
   Iowa State, Higher Education Loan Authority,
      Private College Facilities, Des Moines
      Project, RB (A) (B)
         3.050%, 10/01/24                                      1,100           1,100
         3.050%, 10/01/33                                      1,200           1,200
   Iowa State, Higher Education Loan Authority,
      Private College Facilities, Grand View
      Project, RB (A) (B)
         3.050%, 10/01/25                                      1,190           1,190
   Iowa State, Higher Education Loan Authority,
      Private College Facilities, Wartburg Project,
      RB (A) (B)
         3.050%, 03/01/30                                      3,350           3,350
   Iowa State, Higher Education Loan Authority,
      Private Colleges Facilities, Morningside
      College Project, RB (A) (B)
         3.050%, 07/01/26                                        800             800
   Iowa State, School Cash Anticipation Program,
      Warrants Certificates, Ser B, FSA
         4.500%, 01/26/07                                      1,500           1,517
   Iowa State, TRAN
         4.500%, 06/30/06                                      2,000           2,008
                                                                       -------------
                                                                              13,962
                                                                       -------------

KANSAS -- 3.7%
   Kansas State, Development Finance Authority,
      Multi-Family Housing, Woodridge Project, RB
      (A) (C)
         3.210%, 03/01/31                                      3,000           3,000


--------------------------------------------------------------------------------
4                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Leavenworth County, GO, FGIC (A)
         3.220%, 09/01/26                                   $  7,160   $       7,160
   Prairie Village, Multi-Family Housing Authority,
      Corinth Place Apartments Project, RB (A)
         3.200%, 11/01/30                                      2,350           2,350
   Salina, Central Mall Dillard Project, Ser 84, RB (A)
         3.390%, 12/01/14                                        495             495
   Topeka, Multi-Family Housing Authority, Fleming
      Court Project, RB (A) (B)
         3.290%, 12/01/28                                      3,730           3,730
   Wyandotte County, Unified Government, Municipal
      Temporary Notes, Ser III, GO
         2.750%, 04/01/06                                      7,665           7,665
                                                                       -------------
                                                                              24,400
                                                                       -------------

KENTUCKY -- 3.0%
   Jefferson County, Retirement Home Facilities
      Authority, Nazareth Library Project, RB (A) (B)
         3.200%, 10/01/19                                      1,270           1,270
   Kentucky State, Asset & Liability Commission,
      Ser A, TRAN
         4.000%, 06/28/06                                     10,000          10,042
   Kentucky State, Development Finance Authority
      New Harmony Project, Ser A2, RB (A) (B)
         3.330%, 12/01/31                                        430             430
   Kentucky State, Development Finance Authority,
      Havery Brewers Project, Ser C2, RB (A) (B)
         3.330%, 12/01/31                                        390             390
   Kentucky State, Rural Water Finance Authority,
      Construction Notes, Ser B, RB (A)
         2.850%, 10/01/06                                      5,500           5,500
   Lexington-Fayette Urban County, Government
      Residential Facilities, Richmond Place
      Project, RB (A) (B)
         2.750%, 04/01/15                                      2,000           2,000
   Muhlenberg County, Airport District, Ser B-2, RB
      (A) (B)
         3.330%, 12/01/31                                        415             415
                                                                       -------------
                                                                              20,047
                                                                       -------------

MAINE -- 0.4%
   Maine, Health & Higher Educational Authority,
      New England Project, Ser E, RB, AMBAC (A)
         3.220%, 12/01/25                                      2,325           2,325
                                                                       -------------

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
MARYLAND -- 1.0%
   Maryland State, Community Development
      Administration, Residential Project, Ser C, RB
         3.375%, 03/07/07                                   $  1,500   $       1,500
   Maryland State, Health & Higher Education
      Authority, Pickersgill Project, Ser A, RB,
      Radian Insured (A)
         3.220%, 01/01/35                                      5,000           5,000
                                                                       -------------
                                                                               6,500
                                                                       -------------
MASSACHUSETTS -- 8.0%
   Boston, Water & Sewer Commission, Ser A, RB (A)
         3.150%, 11/01/24                                      1,200           1,200
   Hampden & Wilbraham, BAN
         4.250%, 10/13/06                                      2,200           2,215
   Lowell, BAN
         3.500%, 03/24/06                                      2,300           2,301
   Massachusetts State, Development Finance Agency,
      Belmont Day School Project, RB (A) (B)
         3.220%, 07/01/31                                      4,500           4,500
   Massachusetts State, Development Finance Agency,
      Brooks School Issue, Ser A, RB, MBIA (A)
         3.220%, 07/01/29                                      3,700           3,700
   Massachusetts State, Development Finance Agency,
      Cardinal Cushing Centers Project, RB (A) (B)
         3.180%, 02/01/33                                      4,205           4,205
   Massachusetts State, Development Finance Agency,
      Contemporary Art Project, Ser A, RB (A) (B)
         3.190%, 07/01/34                                      3,000           3,000
   Massachusetts State, Development Finance Agency,
      Elderhostel Inc. Project, RB (A) (B)
         3.180%, 08/01/30                                        980             980
   Massachusetts State, Development Finance Agency,
      New England Deaconess Association Project, RB
      (A) (B)
         3.180%, 06/01/34                                      2,000           2,000
   Massachusetts State, Development Finance Agency,
      Suffolk University Project, Ser A, RB (A)
         3.240%, 07/01/35                                      7,000           7,000
   Massachusetts State, Health & Educational
      Facilities Authority, Essex Museum Project,
      RB (A) (B)
         3.170%, 07/01/33                                      3,400           3,400


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                  5

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Massachusetts State, Health & Educational
      Facilities Authority, Partners Healthcare
      Systems Project, Ser D-4, RB, FSA (A)
         3.170%, 07/01/38                                   $  1,500   $       1,500
   Massachusetts State, Health & Educational
      Facilities Authority, The Boston Home
      Project, Ser B, RB (A) (B)
         3.220%, 06/01/32                                      1,500           1,500
   Massachusetts State, Housing Finance Agency,
      Multi-Family Housing Project, Ser A, RB (A) (C)
         3.160%, 01/15/10                                        800             800
   Massachusetts State, Housing Finance Agency, Ser
      F, RB, FSA (A)
         3.160%, 12/01/37                                      2,300           2,300
   Massachusetts State, Industrial Finance Agency,
      Jewish Geriatric Services, Ser A, RB (A) (B)
         3.180%, 05/15/13                                      2,740           2,740
   Massachusetts State, Industrial Finance Agency,
      Milton Academy Issue, RB, MBIA (A)
         3.170%, 03/01/27                                      1,700           1,700
   Massachusetts State, Water Resources Authority,
      Ser D, RB, FGIC (A)
         3.190%, 11/01/26                                        600             600
   New Bedford, BAN
         4.000%, 02/16/07                                      7,700           7,737
                                                                       -------------
                                                                              53,378
                                                                       -------------

MICHIGAN -- 5.6%
   East China, School District, SAN
         3.250%, 03/15/06                                      1,600           1,600
   Eastern Michigan, University Project, Ser A, RB,
      XLCA (A)
         3.000%, 06/01/36                                     15,000          15,000
   Essexville-Hampton, Public Schools, SAN
         3.600%, 05/31/06                                      1,000           1,001
   Farmington Hills, Botsford General Hospital
      Project, Ser B, RB, MBIA (A) (B)
         3.050%, 02/15/16                                      1,650           1,650
   Jackson County, Economic Development Authority,
      Limited Thrifty Leoni Project, RB (A)
         3.200%, 12/01/14                                        800             800
   Michigan State, Housing Development Authority,
      Courtyards of Taylor Project, Ser A, RB (A) (C)
         3.200%, 08/15/32                                      1,800           1,800

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Michigan State, Housing Development Authority,
      Parks of Taylor Apartments Project, Ser A, RB
      (A) (C)
         3.200%, 08/15/32                                   $  2,600   $       2,600
   Michigan State, Housing Development Authority,
      Shoal Creek Project, RB (A) (B)
         3.200%, 10/01/07                                        700             700
   Michigan State, Job Development Authority, East
      Lansing Residential Project, RB (A) (B)
         3.120%, 12/01/14                                      1,900           1,900
   Michigan State, Municipal Bond Authority, Ser
      B-1, BAN
         4.000%, 08/18/06                                      3,250           3,267
   Michigan State, Strategic Fund, Van Andel
      Research Institute Project, RB (A) (B)
         3.220%, 11/01/27                                      3,865           3,865
   Northville Township, Economic Development
      Authority, Thrifty Northville Project, RB (A) (B)
         3.200%, 05/01/14                                      1,000           1,000
   Sterling Heights, Economic Development
      Authority, Sterling Shopping Center Project,
      RB (A) (B)
         3.210%, 12/01/10                                      2,345           2,345
                                                                       -------------
                                                                              37,528
                                                                       -------------

MINNESOTA -- 1.0%
   Austin, Industrial Development Authority,
      Supervalue Incorporated Project, RB (A) (B)
         3.300%, 12/01/13                                      1,400           1,400
   Brooklyn, Center Development Authority,
      Brookdale Project, RB (A) (B)
         3.050%, 12/01/14                                        200             200
   Coon Rapids, Health Center Systems Project, RB
      (A) (B)
         3.270%, 08/01/15                                      2,100           2,100
   Lauderdale, Children's Home Society Project, RB
      (A) (B)
         3.100%, 12/01/30                                        735             735
   Mankato, Bethany Lutheran College Project, Ser
      B, RB (A)
         3.050%, 11/01/15                                      1,300           1,300
   St. Paul, Housing & Redevelopment Authority,
      Minnesota Public Radio Project, RB (A)
         3.050%, 05/01/22                                      1,000           1,000
                                                                       -------------
                                                                               6,735
                                                                       -------------


--------------------------------------------------------------------------------
6                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
MISSOURI -- 4.4%
   Clayton, Industrial Development Authority,
      Bailey Court Project, RB (A)
         3.340%, 01/01/09                                   $  1,900   $       1,900
   Kansas City, Industrial Development Authority,
      Springs Apartment Project, RB (A) (B)
         3.430%, 09/01/25                                        100             100
   Kansas City, Industrial Development Authority,
      Woodlands Partners Project, RB (A)
         3.250%, 02/15/31                                      4,045           4,045
   Kirkwood, Tax Increment Revenue Authority,
      Kirkwood Commons Project, RB (A)
         3.050%, 10/01/17                                      1,185           1,185
   Missouri State, Health & Educational Facilities
      Authority, Christian Brothers Project, Ser A,
        RB (A) (B)
         3.050%, 10/01/32                                        100             100
   Missouri State, Health & Educational Facilities
      Authority, De Smet Jesuit High School
      Project, RB (A) (B)
         3.050%, 11/01/27                                        200             200
   Missouri State, Health & Educational Facilities
      Authority, St. Louis University Project, RB (A)
         3.050%, 07/01/32                                        385             385
   Missouri State, Health & Educational Facilities
      Authority, St. Louis University Project, Ser
      B, RB (A)
         3.050%, 10/01/24                                      2,090           2,090
   Missouri State, Health & Educational
      Facilities, Kansas City Art Institute, RB (A) (B)
         3.050%, 12/01/35                                      5,250           5,250
   Missouri State, Public Buildings Authority, Ser
      B38, RB (A)
         3.230%, 10/15/27                                      2,725           2,725
   Missouri State, Public Utilities Commission,
      Interim Construction Notes, RB
         4.000%, 09/15/06                                      3,000           3,015
   St. Charles County, Industrial Development
      Authority, Sun River Village Project, RB (A) (C)
         3.250%, 12/01/27                                      8,500           8,500
                                                                       -------------
                                                                              29,495
                                                                       -------------

MONTANA -- 2.8%
   Montana State, Board Investment Authority,
      Inter Capital Project, RB Callable 03/01/06
      @ 100 (A)
         2.600%, 03/01/25                                     18,365          18,365
                                                                       -------------

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
NEBRASKA -- 1.3%
   Lincoln, Electric Systems Authority, Ser B01,
      RB (A)
         3.230%, 09/01/20                                   $  4,575   $       4,575
   Scotts Bluff County, Hospital Authority,
      Regional West Medical Center, Radian
      Insured, RB (A)
         3.250%, 12/01/28                                      4,000           4,000
                                                                       -------------
                                                                               8,575
                                                                       -------------

NEVADA -- 1.0%
   Nevada State, Higher Education Universities,
      Ser 1240, RB, AMBAC (A)
         3.210%, 07/01/30                                      6,665           6,665
                                                                       -------------

NEW JERSEY -- 0.2%
   Ho Ho Kus, BAN
         4.500%, 10/02/06                                      1,207           1,215
                                                                       -------------

NEW YORK -- 2.2%
   Albany, Industrial Development Agency, Research
      Foundation of the State University of New
      York Project, Ser A, RB (A)
         3.300%, 07/01/32                                        300             300
   Marlboro, Central School District, School
      Building Improvements Project, BAN
         3.750%, 04/13/06                                      5,800           5,806
   New York City, Municipal Water Finance
      Authority, Ser 1092, RB (A)
         3.200%, 06/15/36                                      1,500           1,500
   New York State, Dormitory Authority, Cornell
      University Project, Ser B, RB (A)
         3.120%, 07/01/30                                      3,000           3,000
   Triborough, Bridge & Tunnel Authority, Putters
      Project, Ser 304, RB, MBIA (A)
         3.220%, 11/15/18                                      1,985           1,985
   Utica, Industrial Development Agency, Utica
      College Project, Ser A, RB (A) (B)
         3.190%, 10/01/25                                      2,110           2,110
                                                                       -------------
                                                                              14,701
                                                                       -------------

NORTH CAROLINA -- 0.5%
   Wake County, Ser 1106, GO (A)
         3.210%, 03/01/13                                      3,345           3,345
                                                                       -------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                  7

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
NORTH DAKOTA -- 0.1%
   Ward County, Health Care Facilities, Trinity
      Obligation Group Project, Ser A, RB (A)
         3.050%, 07/01/29                                   $    385   $         385
                                                                       -------------

OHIO -- 3.2%
   Deerfield Township, BAN
         3.400%, 11/30/06                                      1,210           1,210
   Defiance, City School District, School
      Improvement Project, BAN
         4.250%, 06/22/06                                      1,500           1,504
   Hamilton County, Economic Development
      Authority, RB (A) (B)
         3.270%, 11/01/21                                      2,000           2,000
   Lima, Refunding & Improvement Authority, Lima
      Memorial Hospital Project, RB (A) (B)
         3.280%, 12/01/10                                      1,530           1,530
   Lorain County, Industrial Development
      Authority, Regional Medical Center Project,
      RB (A)
         3.280%, 05/01/22                                      1,240           1,240
   Marysville, Water & Sewer Acquisition, BAN
         4.250%, 01/25/07                                      2,020           2,036
   New Albany, Community Authority, Infrastructure
      Improvement Project, Ser C, RB (A) (B)
         3.200%, 02/01/25                                      2,200           2,200
   North Canton, Various Purpose Improvement
      Notes, GO
         4.000%, 08/08/06                                      1,000           1,004
   Ohio State, American Municipal Power Authority,
      Gorsuch Station Project, Sub-Ser A, RAN
         2.850%, 03/31/06                                      1,000           1,000
   Ohio State, Higher Educational Facilities
      Commission, Kenyon College Project, RB (A) (B)
         3.230%, 11/01/35                                        700             700
   Ohio State, Higher Educational Facilities
      Commission, Mount Union College Project, RB (A)
         3.230%, 09/01/20                                      2,750           2,750
   Stark County, Industrial Development Authority,
      Newmarket Packaging Limited Project, RB (A) (B)
         3.206%, 11/01/14                                      1,390           1,390
   Toledo Lucas County, Public Facilities
      Authority, Toledo Museum of Art Project, RB (A) (B)
         3.210%, 09/01/19                                      1,000           1,000
   University of Toledo, BAN
         4.250%, 01/24/07                                      2,000           2,017
                                                                       -------------
                                                                              21,581
                                                                       -------------

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
OKLAHOMA -- 1.8%
   Tulsa, Industrial Development Authority,
      Childrens' Coalition Project, RB (A)
         3.430%, 04/01/15                                   $  1,265   $       1,265
   Tulsa, Industrial Development Authority, Ser A,
      RB (A)
         3.130%, 05/15/17                                     11,000          11,000
                                                                       -------------
                                                                              12,265
                                                                       -------------

OREGON -- 1.7%
   Clackamas County, Hospital Facilities
      Authority, Senior Living Facilities-Mary's
      Woods Project, RB (A) (B)
         3.210%, 11/01/29                                        800             800
   Multnomah County, Higher Education Authority,
      Concordia University Portland Project, RB (A)
         3.050%, 12/01/29                                        840             840
   Portland, Sewer Systems Authority, Ser 1148,
      RB, FSA (A)
         3.210%, 08/01/19                                      9,840           9,840
                                                                       -------------
                                                                              11,480
                                                                       -------------

PENNSYLVANIA -- 9.3%
   Allegheny County, Hospital Development
      Authority, Presbyterian University Hospital
      Project, Ser B-2, RB (A) (B)
         3.220%, 03/01/18                                        695             695
   Allegheny County, Industrial Development
      Authority, Commercial Development, Two
      Marquis Project, RB (A) (B)
         3.250%, 12/01/14                                      2,865           2,865
   Allegheny County, Industrial Development
      Authority, Jewish Home & Hospital Project,
      Ser B, RB (A) (B)
         3.210%, 10/01/26                                      3,055           3,055
   Allegheny County, Industrial Development
      Authority, Parkway Center Project, Ser A, RB
      (A) (B)
         3.240%, 05/01/09                                        870             870
   Allegheny County, Industrial Development
      Authority, Pittsburgh Theological Society
      Project, RB (A)
         2.850%, 08/01/31                                      2,100           2,100
   Central Bucks, School District, Ser A, GO, FGIC (A)
         3.230%, 02/01/20                                      1,190           1,190


--------------------------------------------------------------------------------
8                  SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Chartiers Valley, Industrial &
      Commercial Development Authority,
      Asbury Place Project, Ser A, RB (A) (B)
         3.210%, 12/01/26                                   $    500   $         500
   Chester County, Industrial Development
      Authority, The Woods Project, RB (A) (B)
         3.210%, 03/31/15                                      1,150           1,150
   Cumberland County, Municipal
      Authority, Dickinson College Project,
      Ser B, RB, AMBAC (A)
         3.200%, 11/01/24                                      1,805           1,805
   Cumberland County, Municipal
      Authority, Wesley Affiliated Services
      Project, Ser C, RB (A)
         3.190%, 01/01/37                                        165             165
   Cumberland County, Presbyterian
      Homes Project, Ser B, Radian
      Insured, RB (A)
         4.250%, 12/01/26                                      1,000           1,007
   Dallastown, Area School District
      Authority, GO, FGIC (A)
         3.230%, 05/01/20                                      4,400           4,400
   Emmaus, General Authority, Local
      Government E-19 Project,
      RB (A) (B)
         3.230%, 03/01/24                                      1,200           1,200
   Emmaus, General Authority,
      Sub-Ser B-23, RB (A) (B)
         3.230%, 03/01/24                                        900             900
   Erie County, Hospital Authority,
      Ser 820, RB, MBIA (A)
         3.210%, 07/01/22                                      3,200           3,200
   Harrisburg, Water Authority, Ser B,
      RB, FSA (A)
         3.230%, 07/15/17                                      1,000           1,000
   Hazleton, Industrial Development
      Authority, MMI Preparatory School
      Project, RB (A)
         3.210%, 10/01/24                                      1,745           1,745
   Lancaster, Higher Education Authority,
      Franklin & Marshall College Project,
      RB (A)
         3.280%, 04/15/27                                      2,045           2,045
   Lawrence County, Industrial
      Development Authority, Villa Maria
      Project, RB (A)
         3.230%, 07/01/33                                      2,130           2,130
   McCandless, Industrial Development
      Authority, Bradford Foundation
      Project, Ser A, RB (A)
         3.250%, 01/01/30                                      1,730           1,730

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Moon Township, Industrial
      Development Authority, Executive
      Office Association Project, RB (A)
         3.210%, 11/01/10                                   $  2,250   $       2,250
   Moon Township, Industrial
      Development Authority, YMCA
      Greater Pittsburgh Project,
      RB (A) (B)
         3.210%, 06/01/25                                      3,280           3,280
   Mount Lebanon, School District,
      Ser B19, GO, MBIA (A)
         3.230%, 02/15/27                                      2,400           2,400
   Northampton County, Industrial
      Development Authority, Moravian
      Academy Project, RB (A)
         3.210%, 02/01/18                                      1,550           1,550
   Pennsylvania State, Economic
      Development Financing Authority,
      Mercy Health Systems Project,
      Ser E-1, RB (A) (B)
         3.210%, 09/01/19                                      1,500           1,500
   Pennsylvania State, Higher Educational
      Facilities Authority, Association of
      Independent Colleges Project,
      Ser I3, RB (A) (B)
         3.190%, 11/01/31                                      1,500           1,500
   Pennsylvania State, Higher Educational
      Facilities Authority, Association of
      Independent Colleges Project,
      Ser I5, RB (A) (B)
         3.230%, 11/01/21                                      4,000           4,000
   Pennsylvania State, Higher Educational
      Facilities Authority, St. Joseph's
      University Project, Ser A, Radian
      Insured (A)
         3.170%, 05/01/31                                        600             600
   Pennsylvania State, Public School
      Building Authority, Parkland School
      District Project, Ser D, RB, FGIC (A)
         3.230%, 03/01/19                                      1,200           1,200
   Pennsylvania State, Ser A07, GO,
      FGIC (A)
         3.230%, 02/01/14                                        980             980
   Philadelphia, Industrial Development
      Authority, School for the Deaf
      Project, RB (A)
         3.230%, 11/01/32                                        400             400
   Sayre, Healthcare Facilities Authority,
      Capital Financing Project, Ser A,
      RB, AMBAC (A)
         3.220%, 12/01/20                                      1,500           1,500
   Sayre, Healthcare Facilities Authority,
      Capital Financing Project, Ser B,
      RB, AMBAC (A)
         3.220%, 12/01/20                                        700             700


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                  9

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Sayre, Healthcare Facilities Authority,
      Capital Financing Project, Ser C,
      RB, AMBAC (A)
         3.220%, 12/01/20                                   $  4,400   $       4,400
   Sayre, Healthcare Facilities Authority,
      Capital Financing Project, Ser J,
      RB, AMBAC (A)
         3.220%, 12/01/20                                      2,200           2,200
                                                                       -------------
                                                                              62,212
                                                                       -------------
SOUTH CAROLINA -- 2.7%
   Greenville County, School District,
      Ser 982, RB (A)
         3.210%, 12/01/28                                      7,250           7,250
   South Carolina State, Economic Jobs
      Development Authority, St. Joseph's
      High School Project, RB (A)
         3.380%, 05/15/25                                      4,635           4,635
   South Carolina State, Ser C05,
      GO (A) (B)
         3.230%, 04/01/28                                      3,000           3,000
   Spartanburg County, School District
      No 1, Ser B, BAN
         5.250%, 11/16/06                                      3,000           3,043
                                                                       -------------
                                                                              17,928
                                                                       -------------
SOUTH DAKOTA -- 0.8%
   South Dakota State, Conservancy
      District Authority, RB (A)
         3.220%, 08/01/26                                      5,005           5,005
                                                                       -------------
TENNESSEE -- 0.8%
   Blount County, Public Building
      Authority, Tennessee Library Project,
      RB (A) (B)
         3.190%, 12/01/15                                      1,750           1,750
   Franklin County, Health & Education
      Facilities, University of the South
      Sewanee Project, RB (A)
         3.150%, 09/01/10                                      1,300           1,300
   Knox County, Industrial Development
      Board, Professional Plaza Project,
      RB, FGIC (A)
         3.750%, 12/01/14                                      1,600           1,600
   Metropolitan Nashville & Davidson
      County, Health & Educational
      Facilities Board, Dede Wallace
      Healthcare Systems Project, RB (A)
         3.190%, 03/01/16                                        700             700
                                                                       -------------
                                                                               5,350
                                                                       -------------

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
TEXAS -- 4.2%
   Gulf Coast, Industrial Development
      Authority, Petrounited Project,
      RB (A)
         3.270%, 11/01/19                                   $  1,500   $       1,500
   Gulf Coast, Waste Disposal Authority,
      Armco Project, RB (A)
         3.210%, 12/01/08                                      1,800           1,800
   Houston, Independent School District,
      Ser 1111, GO (A)
         3.210%, 02/15/26                                        500             500
   Houston, Independent School District,
      Ser 408, GO (A)
         3.220%, 02/15/29                                      5,050           5,050
   Houston, Utilities System Revenue
      Authority, Ser B17, RB, MBIA (A)
         3.230%, 05/15/27                                        450             450
   Hunt County, Health Facilities
      Development Authority, Universal
      Health Services Greenville Project,
      RB (A) (B)
         3.170%, 10/01/15                                      1,200           1,200
   Northside, Independent School District,
      School Building Project, GO (A)
         2.850%, 06/15/35                                      6,850           6,850
   Texas State, ABN Amro Munitops
      Certificate Trust, Ser 2005-21,
      GO (A)
         3.230%, 02/01/13                                      3,375           3,375
   Texas State, Multi-Family Housing
      Authority, Department of Housing &
      Community Affairs, High Point
      Project, RB (A) (C)
         3.210%, 02/01/23                                      1,995           1,995
   Texas State, TRAN
         4.500%, 08/31/06                                      5,200           5,237
                                                                       -------------
                                                                              27,957
                                                                       -------------
UTAH -- 0.4%
   Utah State, Intermountain Power
      Agency, Merlots Project, Ser A59,
      RB, MBIA (A)
         3.230%, 07/01/10                                      2,965           2,965
                                                                       -------------
VERMONT -- 0.4%
   Vermont State, Educational & Health
      Buildings Financing Authority,
      Capital Asset Financing Project,
      Ser 1, RB (A)
         3.300%, 06/01/22                                        465             465


--------------------------------------------------------------------------------
10                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Vermont State, Educational & Health
      Buildings Financing Authority,
      Capital Asset Financing Project,
      Ser 2, RB (A)
         3.300%, 06/01/27                                   $  2,400   $       2,400
                                                                       -------------
                                                                               2,865
                                                                       -------------
VIRGINIA -- 0.3%
   Lynchburg, Industrial Development
      Authority, VHA Mid Atlantic-Capital
      Project, Ser E, RB, AMBAC (A)
         3.220%, 12/01/25                                        200             200
   Newport News, Redevelopment &
      Housing Authority, Springhouse
      Apartments Project, RB (A) (C)
         3.200%, 09/01/26                                      2,050           2,050
                                                                       -------------
                                                                               2,250
                                                                       -------------
WASHINGTON -- 3.9%
   King County, Ser B, BAN
         4.500%, 11/01/06                                      2,500           2,524
   Northwest Washington, Electric
      Revenue Authority, Ser A04, RB,
      MBIA (A)
         3.230%, 07/01/18                                      4,165           4,165
   University of Washington, Ser 2837,
      RB, FSA (A)
         3.220%, 06/01/26                                      8,050           8,050
   Washington State, ABN Amro Munitops
      Certificate Trust, Ser 2005-28, RB,
      MBIA (A)
         3.230%, 03/01/13                                      3,995           3,995
   Washington State, Housing Finance
      Commission, Local 82, JATC
      Educational Development Training
      Project, RB (A)
         3.150%, 11/01/25                                      2,400           2,400
   Washington State, Housing Finance
      Commission, Panorama City Project,
      RB (A)
         3.020%, 01/01/27                                        630             630
   Washington State, Housing Finance
      Commission, Pioneer Human
      Services Program, Ser A, RB (A) (B)
         3.090%, 08/01/19                                        200             200
   Washington State, Housing Finance
      Commission, Rockwood Retirement
      Communities Program, Ser A,
      RB (A)
         3.090%, 01/01/30                                      1,400           1,400

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Washington State, Housing Finance
      Commission, St. Vincent De Paul
      Project, Ser A, RB (A)
         3.220%, 02/01/31                                   $  2,400   $       2,400
                                                                       -------------
                                                                              25,764
                                                                       -------------
WISCONSIN -- 3.5%
   Burlington, Area School District, TRAN
         3.850%, 09/21/06                                      1,200           1,205
   Green Bay, Industrial Development
      Authority, Curative Rehabilitation
      Center Project, RB (A)
         3.580%, 07/01/13                                        145             145
   Menomonee Falls, Industrial
      Development Authority, Maysteel
      Project, RB (A) (B)
         3.280%, 11/01/14                                      1,900           1,900
   Milwaukee, Redevelopment Authority,
      Montessori Society School Project,
      RB (A)
         3.100%, 07/01/21                                         95              95
   Racine, Unified School District, TRAN
         4.000%, 07/14/06                                      4,200           4,219
   West Allis, State Fair Park Exposition,
      RB (A) (B)
         3.200%, 08/01/28                                      6,295           6,295
   Wisconsin State, Health & Educational
      Facilities Authority, Alverno College
      Project, RB (A)
         3.050%, 11/01/17                                        300             300
   Wisconsin State, Health & Educational
      Facilities Authority, Mercy Health
      Systems Project, Ser C, RB (A)
         3.210%, 08/15/23                                      4,540           4,540
   Wisconsin State, Health & Educational
      Facilities Authority, Meriter
      Hospital
      Project, RB (A) (B)
         3.050%, 12/01/32                                        500             500
   Wisconsin State, Health & Educational
      Facilities Authority, Oakwood Project,
      Ser B, RB (A) (B)
         3.220%, 08/15/30                                      1,000           1,000
   Wisconsin State, School Districts Cash
      Flows, Temporary Borrowing
      Program, Ser B2, COP
         4.500%, 11/01/06                                      3,000           3,023
                                                                       -------------
                                                                              23,222
                                                                       -------------
Total Municipal Bonds
   (Cost $677,924) ($ Thousands)                                             677,924
                                                                       -------------
Total Investments -- 101.7%
   (Cost $677,924) ($ Thousands)                                             677,924
                                                                       -------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 11

STATEMENT OF NET ASSETS (Unaudited)

Tax Free Fund (Concluded)
February 28, 2006

------------------------------------------------------------------------------------
                                                                           Value
Description                                                            ($ Thousands)
------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (1.7)%
Payable for Investment Securities Purchased                            $      (9,865)
Income Distribution Payable                                                     (484)
Administration Fees Payable                                                     (191)
Investment Advisory Fees Payable                                                 (20)
Trustees' Fees Payable                                                           (11)
Other Assets and Liabilities, Net                                             (1,038)
                                                                       -------------
Total Other Assets and Liabilities                                           (11,609)
                                                                       -------------
Net Assets -- 100.0%                                                   $     666,315
                                                                       =============

NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                           $     666,368
Accumulated net realized loss on investments                                     (53)
                                                                       -------------
Net Assets                                                             $     666,315
                                                                       =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($666,314,507 / 666,516,657 shares)                                         $1.00
                                                                       =============

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)   Securities are collateralized under an agreement from FHLMC, FNMA, GNMA.

AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RAN -- Revenue Anticipation Note
RAW -- Revenue Anticipation Warrant
RB -- Revenue Bond
SAN -- State Aid Note
Ser -- Series
TAN -- Tax Anticipation Note
TAW -- Tax Anticipation Warrant
TRAN -- Tax and Revenue Anticipation Note
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
12                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

Institutional Tax Free Fund
February 28, 2006

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

24.5% Education
13.9% Industrial Development
13.5% General Revenue
12.8% Healthcare
12.1% General Obligations
 8.3% Housing
 3.5% Utilities
 2.9% Public Facilities
 2.6% Nursing Homes
 1.9% Transportation
 1.9% Water
 1.7% Power
 0.4% Pollution Control

*  Percentages based on total investments.

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 103.4%

ALABAMA -- 1.0%
   Birmingham, Medical Clinic Broad,
      UAHSF Medical Clinic Project,
      RB (A) (B)
         3.250%, 10/01/28                                   $  6,000   $       6,000
   Indian Springs Village, Educational
      Building Authority, Indian Springs
      School Project, RB (A) (B)
         3.330%, 11/01/27                                      5,000           5,000
   Mobile, Spring Hill College Project,
      Ser B, RB (A) (B)
         3.200%, 09/01/24                                        500             500
   Russellville, Industrial Development
      Authority, Clark Pulley Industries
      Project, RB (A) (B)
         3.300%, 02/01/09                                      1,005           1,005
                                                                       -------------
                                                                              12,505
                                                                       -------------
ARIZONA -- 1.1%
   ABN Amro Munitops, 2005-49 Arizona
      Non-Amortized Trust Certificates, RB,
      MBIA (A)
         3.210%, 08/01/13                                      6,285           6,285
   Arizona State, School Facilities Board
      Certificates, COP, FGIC (A)
         3.220%, 09/01/17                                      2,400           2,400

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Maricopa County, Industrial
      Development Authority, Arcadia Vista
      Apartments Project, Ser A,
      RB (A) (B)
         3.280%, 09/01/27                                   $  5,125   $       5,125
                                                                       -------------
                                                                              13,810
                                                                       -------------
CALIFORNIA -- 0.6%
   California State, Department of Water
      Resources, Ser 358, RB (A)
         3.190%, 12/01/29                                        650             650
   California State, Health Facilities
      Finance Authority, Municipal
      Securities Trust Receipts, Ser CMC6,
      RB, FSA (A)
         3.230%, 06/01/12                                      6,995           6,995
                                                                       -------------
                                                                               7,645
                                                                       -------------
COLORADO -- 2.8%
   Adams County, Multi-Family Housing
      Authority, Hunters Cove Project,
      Ser A, RB (A) (C)
         3.100%, 01/15/14                                        400             400
   Arapahoe County, Water & Wastewater
      Authority, Refunding & Improvement
      Project, Ser A, RB (A) (B)
         3.210%, 12/01/33                                      2,000           2,000
   Arvada, Water Authority, RB, FSA (A)
         3.200%, 11/01/20                                      2,175           2,175
   Castlewood Ranch, Metropolitan
      District, GO (A) (B)
         3.450%, 12/01/31                                      2,000           2,000
   Colorado State, Educational & Cultural
      Facilities Authority, Fountain Valley
      School Project, RB (A) (B)
         3.270%, 08/01/13                                        900             900
   Colorado State, Educational & Cultural
      Facilities Authority, Linfield Christian
      School Project, RB (A) (B)
         3.250%, 05/01/30                                      6,250           6,250
   Colorado State, Health Facilities
      Authority, Catholic Health Project,
      Ser B, RB (A)
         3.210%, 03/01/32                                        400             400
   Colorado State, Health Facilities
      Authority, Christian Living Project,
      Ser A, RB (A) (B)
         3.220%, 01/01/31                                      3,415           3,415


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 13

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Colorado State, Health Facilities
      Authority, The Visiting Nurse Project,
      RB (A) (B)
         3.050%, 07/01/22                                   $    200   $         200
   Colorado State, Regional Transportation
      Authority, RB, AMBAC (A)
         3.220%, 06/01/25                                      2,300           2,300
   Colorado State, Superior Metropolitan
      District Authority, Refunding &
      Improvements Project, Ser C,
      RB (A) (B)
         3.230%, 12/01/20                                      8,105           8,105
   Erie, COP (A) (B)
         3.240%, 11/01/35                                      4,390           4,390
   NBC, Metropolitan District Authority,
      GO (A) (B)
         3.280%, 12/01/30                                      1,580           1,580
                                                                       -------------
                                                                              34,115
                                                                       -------------
CONNECTICUT -- 0.2%
   Winchester, BAN
         4.000%, 11/16/06                                      2,100           2,110
                                                                       -------------
DELAWARE -- 2.3%
   Delaware State, Economic
      Development Authority, Peninsula
      United Methodist Project, Ser B,
      RB (A) (B)
         3.210%, 05/01/15                                      4,145           4,145
   Delaware State, Transportation
      Authority, Ser 1205, RB (A)
         3.210%, 07/01/25                                      5,400           5,400
   New Castle County, Student Housing
      Authority, University Courtyard
      Apartments Project, RB (A) (B)
         3.230%, 08/01/31                                     12,500          12,500
   Sussex County, Economic Development
      Authority, Route 113 Limited
      Partnership Project, RB (A) (B)
         3.300%, 11/01/06                                      5,700           5,700
                                                                       -------------
                                                                              27,745
                                                                       -------------
DISTRICT OF COLUMBIA -- 0.5%
   District of Columbia, Laboratory School
      Issue, RB (A) (B)
         3.290%, 12/01/23                                      1,495           1,495
   District of Columbia, The Phillips
      College Issue, RB (A) (B)
         3.190%, 08/01/33                                      4,050           4,050
                                                                       -------------
                                                                               5,545
                                                                       -------------

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
FLORIDA -- 4.1%
   Alachua County, Industrial
      Development Authority, Oak Hall
      School Project, RB (A) (B)
         3.240%, 07/01/19                                   $  1,155   $       1,155
   Florida State, Board of Education,
      Ser 2979, GO (A)
         3.220%, 06/01/18                                      4,500           4,500
   Florida State, Capital Projects Finance
      Authority, Glenridge on Palmer
      Ranch Project, Ser C, RB (A) (B)
         3.000%, 06/01/12                                        900             900
   Florida State, Multi-Family Housing
      Authority, Country Club Project,
      Ser PP, RB (A) (C)
         3.210%, 12/01/12                                     16,500          16,500
   Florida State, Multi-Family Housing
      Authority, Lakeside North Project,
      RB (A) (C)
         3.210%, 06/01/34                                        700             700
   Florida State, Multi-Family Housing
      Authority, Monterey Lake Project,
      Ser C, RB (A)
         3.210%, 07/01/35                                      2,215           2,215
   Florida State, Multi-Family Housing
      Authority, River Oaks Apartments
      Project, RB (A) (C)
         3.210%, 12/01/29                                        700             700
   Florida State, Municipal Securities
      Trust, Ser 2001, GO (A)
         3.050%, 08/04/16                                      9,000           9,000
   Jacksonville, Industrial Development
      Authority, University of Florida
      Health Science Center Project,
      RB (A)
         3.270%, 07/01/19                                      1,000           1,000
   Lee County, Transitional Facilities,
      RB, CIFG (A)
         3.220%, 10/01/24                                      6,105           6,105
   South Broward Hospital District,
      Ser 337, RB, MBIA (A)
         3.220%, 05/01/32                                      7,115           7,115
   Volusia County, Industrial Development
      Authority, APCO Project, Ser A,
      RB (A) (B)
         3.290%, 02/01/30                                        920             920
                                                                       -------------
                                                                              50,810
                                                                       -------------


--------------------------------------------------------------------------------
14                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount         Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
GEORGIA -- 3.5%
   Clayton County, Multi-Family Housing
      Authority, Rivers Edge Development
      Project, RB (A) (C)
         3.200%, 07/01/32                                   $  1,000   $       1,000
   Dalton, Utilities Authority, Ser A02,
      RB, FSA (A)
         3.230%, 01/01/12                                      4,480           4,480
   DeKalb County, Multi-Family Housing
      Authority, Winters Creek Apartments
      Project, RB (A) (C)
         3.210%, 06/15/25                                        400             400
   DeKalb County, Multi-Family Housing
      Authority, Woodhills Apartments
      Project, RB (A) (B)
         3.240%, 12/01/07                                      1,200           1,200
   Fulton County, Multi-Family Housing
      Authority, Champions Green
      Apartments Project, Ser B, RB (A)
         3.210%, 10/01/25                                      1,140           1,140
   Fulton County, Residential Care
      Authority, Lenbrook Square
      Foundation Project, RB (A)
         3.050%, 01/01/18                                        250             250
   Gainesville & Hall Counties, Senior
      Living Facilities, Lanier Village
      Project, Ser B, RB, Radian
      Insured (A)
         3.030%, 11/15/33                                      8,350           8,350
   Gainesville & Hall Counties, Senior
      Living Facilities, Lanier Village
      Project, Ser C, RB (A)
         3.030%, 11/15/30                                      1,000           1,000
   Georgia State, Municipal Electric
      Authority, RB, FSA (A)
         3.220%, 07/01/08                                      7,695           7,695
   Gwinnett County, Gwinnett Hospitals
      Systems Project, RB (A) (B)
         3.190%, 07/01/32                                        500             500
   Gwinnett County, Multi-Family Housing
      Authority, Greens Apartments
      Project, RB (A) (C)
         3.210%, 06/15/25                                      2,500           2,500
   Macon-Bibb County, Hospital Authority,
      Medical Center of Central Georgia
      Project, RB (A) (B)
         3.190%, 07/01/28                                        500             500
   Marietta, Multi-Family Housing
      Authority, Franklin Walk Apartments
      Project, RB (A) (C)
         3.244%, 01/01/32                                      4,890           4,890

------------------------------------------------------------------------------------
                                                        Face Amount         Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Marietta, Multi-Family Housing
      Authority, Winterset Apartments
      Project, RB (A) (B)
         3.210%, 02/01/26                                   $    200   $         200
   Roswell, Multi-Family Housing
      Authority, Belcourt Project, Ser A,
      RB (A) (B)
         3.350%, 09/01/07                                      9,000           9,000
                                                                       -------------
                                                                              43,105
                                                                       -------------
HAWAII -- 1.0%
   Hawaii State, GO, FSA (A)
         3.230%, 07/01/18                                      3,875           3,875
   Hawaii State, Ser 2921, GO,
      AMBAC (A)
         3.220%, 07/01/23                                      8,815           8,815
                                                                       -------------
                                                                              12,690
                                                                       -------------
IDAHO -- 0.2%
   Ammon, Urban Renewal Agency, Tax
      Increment Project, Ser A, TA (A) (B)
         3.380%, 08/01/24                                      1,605           1,605
   Boise State, University Foundation,
      Engineering Technology Project,
      RB (A) (B)
         3.200%, 08/01/08                                        445             445
                                                                       -------------
                                                                               2,050
                                                                       -------------
ILLINOIS -- 9.1%
   Belleville, Industrial Development
      Authority, Wetterau Project,
      RB (A) (B)
         3.210%, 12/01/08                                      1,250           1,250
   Chicago, Board of Education,
      Ser E, GO, FSA (A)
         3.220%, 03/01/15                                     15,530          15,530
   Chicago, GO (B)
         3.370%, 02/02/07                                      4,600           4,600
   Chicago, Park District Authority,
      Corporate Purpose, Ser A, TAW
         4.000%, 05/01/06                                      2,000           2,004
   Cook County, Ser B11, GO,
      AMBAC (A)
         3.230%, 11/15/25                                      2,995           2,995
   Illinois State, Development Financing
      Authority, American Academy
      Project, RB (A) (B)
         3.350%, 04/01/21                                      1,700           1,700


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 15

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Illinois State, Development Financing
      Authority, Casa Central Padres
      Project, RB (A) (B)
         3.430%, 08/01/26                                   $  1,280   $       1,280
   Illinois State, Development Financing
      Authority, McCormick Theological
      Project, Ser A, RB (A) (B)
         3.200%, 06/01/19                                      1,000           1,000
   Illinois State, Development Financing
      Authority, North Shore Country Day
      Project, RB (A) (B)
         3.200%, 07/01/33                                      3,575           3,575
   Illinois State, Development Financing
      Authority, World Communications
      Project, RB (A) (B)
         3.270%, 08/01/15                                        100             100
   Illinois State, Economic Development
      Financing Authority, Clearbrook
      Project, RB (A) (B)
         3.430%, 06/01/20                                      3,000           3,000
   Illinois State, Educational Facilities
      Authority, Field Museum National
      History Project, RB (A) (B)
         3.230%, 11/01/32                                      1,000           1,000
   Illinois State, Finance Authority, IIT
      Research Institute Project,
      RB (A) (B)
         3.200%, 10/01/34                                      6,200           6,200
   Illinois State, Finance Authority, Kohl
      Childrens Museum Project,
      RB (A) (B)
         3.200%, 07/01/34                                      2,680           2,680
   Illinois State, Finance Authority, Latin
      School Project, Ser B, RB (A) (B)
         3.220%, 08/01/35                                      4,000           4,000
   Illinois State, Finance Authority,
      Northwestern Memorial Project,
      Sub-Ser B-1, RB (A)
         3.010%, 08/15/38                                        900             900
   Illinois State, Finance Authority, Rest
      Haven Christian Service Project,
      Ser B, RB (A) (B)
         3.210%, 11/15/34                                      4,900           4,900
   Illinois State, Finance Authority,
      Ser A, RB
         4.000%, 06/30/06                                      5,000           5,010
   Illinois State, Health Facilities Authority,
      Edward Hospital Obligated, Ser C,
      RB, FSA (A)
         3.200%, 02/01/34                                      6,700           6,700

------------------------------------------------------------------------------------
                                                        Face Amount         Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Illinois State, Health Facilities Authority,
      Glenkirk Project, RB (A) (B)
         3.250%, 02/15/21                                   $    880   $         880
   Illinois State, Health Facilities Authority,
      Memorial Health Systems Project,
      RB (A) (B)
         3.050%, 10/01/22                                      2,600           2,600
   Illinois State, Ser 783, GO, FSA (A)
         3.210%, 04/01/27                                      6,013           6,013
   Illinois State, State Sales Tax Project,
      Ser A05, RB, FGIC (A)
         3.230%, 06/15/24                                      4,435           4,435
   Lake County, Adlai E Stevenson, GO (A)
         3.220%, 01/01/17                                      3,405           3,405
   Lake County, Community Consolidated
      School District No. 73, Ser 329, GO,
      FGIC (A)
         3.250%, 12/01/14                                      5,785           5,785
   Macon County, Industrial Development
      Authority, Decatur Family YMCA
      Project, RB (A) (B)
         3.430%, 05/01/35                                      4,300           4,300
   Oakbrook Terrace, Industrial
      Development Authority, Oakbrook
      Terrace Atrium Project, RB (A) (B)
         3.200%, 12/01/25                                      2,000           2,000
   Quad Cities, Regional Economic
      Development Authority, Two Rivers
      YMCA Project, RB (A) (C)
         3.050%, 12/01/31                                        300             300
   University of Illinois, Utility
      Infrastructure Projects, COP (A)
         3.180%, 08/15/21                                        245             245
   Will County, Forest Preserve District,
      GO, MBIA (A)
         3.220%, 12/15/23                                     12,955          12,955
                                                                       -------------
                                                                             111,342
                                                                       -------------
INDIANA -- 4.6%
   Carmel, Waterworks Authority, Ser B,
      BAN (A)
         3.400%, 11/17/06                                      6,500           6,500
   Columbus, Renovation School, RB,
      MBIA (A)
         3.230%, 07/15/23                                      6,920           6,920
   Concord, Community Schools, RAW
         3.750%, 12/29/06                                      4,000           4,012
   Crawfordsville, Multi-Family Housing
      Authority, Autumn Woods Phase II
      Project, Ser A, RB (A) (B)
         3.210%, 01/01/33                                      4,120           4,120


--------------------------------------------------------------------------------
16                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Crawfordsville, Multi-Family Housing
      Authority, Autumn Woods Phase II
      Project, Ser B, RB (A) (B)
         3.290%, 01/01/33                                   $    985   $         985
   East Porter County, School Building
      Authority, Spears Project,
      Ser DB-145, RB, MBIA (A)
         3.220%, 07/15/16                                      3,575           3,575
   Elkhart County, Industrial Development
      Authority, Hubbard Hill Estates
      Project, RB (A) (B)
         3.200%, 11/01/21                                      2,575           2,575
   Frankfort, Economic Development
      Authority, Frito-Lay Project, RB (A)
         3.150%, 11/01/14                                      1,000           1,000
   GAF, Tax Exempt Bond Grantor Trust,
      RB (A) (B)
         3.650%, 10/01/12                                      3,360           3,360
   Indiana State, Development Finance
      Authority, Cathedral High School
      Project, RB (A) (B)
         3.050%, 09/01/26                                      1,195           1,195
   Indiana State, Health & Educational
      Facilities Financing Authority,
      Howard Regional Health Systems
      Project, Ser B, RB (A) (B)
         3.050%, 01/01/35                                      3,600           3,600
   Indiana State, Health Facilities
      Financing Authority, Capital Access
      Pool Program, RB (A) (B)
         3.200%, 04/01/13                                        290             290
   Indiana State, Health Facilities
      Financing Authority, Fayette
      Memorial Hospital Association
      Project, Ser A, RB (A) (B)
         3.050%, 10/01/32                                      3,415           3,415
   Indiana State, Health Facilities
      Financing Authority, Margaret Mary
      Community Hospital Project, Ser A,
      RB (A) (B)
         3.050%, 12/01/29                                      3,390           3,390
   Indiana State, Health Facilities
      Financing Authority, Mary Sherman
      Hospital Project, RB (A) (B)
         3.220%, 05/01/19                                      3,535           3,535
   Indiana State, Transportation Finance
      Authority, Ser B-21, RB, FGIC (A)
         3.230%, 12/01/22                                      1,990           1,990
   South Bend, Economic Development
      Authority, Stanley Clark School
      Project, RB (A) (B)
         3.200%, 11/01/30                                      1,000           1,000

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Tippecanoe, School District,
      Temporary Loan Warrants
         3.750%, 12/29/06                                   $  4,000   $       4,012
                                                                       -------------
                                                                              55,474
                                                                       -------------
IOWA -- 2.2%
   Cerro Gordo County, Private Schools
      Facilities, Newman Catholic Schools
      Systems Project, RB (A) (B)
         3.100%, 05/01/32                                      5,750           5,750
   Iowa State, Finance Authority, Carroll
      Kuemper Catholic High School
      Project, RB (A) (B)
         3.050%, 06/01/28                                        550             550
   Iowa State, Healthcare Facilities
      Authority, Care Initiatives Project,
      RB (A) (B)
         3.050%, 11/01/32                                      2,495           2,495
   Iowa State, Higher Education Loan
      Authority, Morningside Project,
      Ser G, RAN (B)
         3.750%, 05/24/06                                      2,000           2,004
   Iowa State, Higher Education Loan
      Authority, Private College Facilities
      Project, Maharishi University,
      RB (A) (B)
         3.430%, 10/01/30                                      1,300           1,300
   Iowa State, Higher Education Loan
      Authority, Private College Facilities,
      Des Moines Project, RB (A) (B)
         3.050%, 10/01/24                                      2,900           2,900
         3.050%, 10/01/33                                        500             500
   Iowa State, Higher Education Loan
      Authority, Private College Facilities,
      Grand View Project, RB (A) (B)
         3.050%, 10/01/25                                      3,190           3,190
   Iowa State, Higher Education Loan
      Authority, Private College Facilities,
      Wartburg Project, RB (A) (B)
         3.050%, 03/01/30                                      3,250           3,250
   Iowa State, Higher Education Loan
      Authority, Private Colleges Facilities,
      Morningside College Project,
      RB (A) (B)
         3.050%, 07/01/26                                      1,300           1,300
   Iowa State, School Cash Anticipation
      Program, Warrants Certificates,
      Ser B, FSA
         4.500%, 01/26/07                                      4,000           4,045
                                                                       -------------
                                                                              27,284
                                                                       -------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 17

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
KANSAS -- 2.4%
   Kansas State, Development Finance
      Authority, Department of
      Administration Project, Ser J-2,
      RB (A)
         3.000%, 12/01/34                                   $    300   $         300
   Kansas State, Development Finance
      Authority, Multi-Family Housing,
      Woodridge Project, RB (A) (C)
         3.210%, 03/01/31                                      3,700           3,700
   Lenexa, Multi-Family Housing
      Authority, Barrington Park
      Apartments Project, Ser A,
      RB (A) (C)
         3.200%, 02/01/23                                      1,585           1,585
   Merriam, Multi-Family Housing
      Authority, Pinegate Apartments
      Project, RB (A) (B)
         3.290%, 12/01/26                                      6,490           6,490
   Prairie Village, Multi-Family Housing
      Authority, Corinth Place Apartments
      Project, RB (A)
         3.200%, 11/01/30                                      1,600           1,600
   Salina, Center Mall Project, RB (A) (B)
         3.344%, 12/01/14                                        650             650
   Wyandotte County, Unified
      Government, Municipal Temporary
      Notes, Ser III, GO
         2.750%, 04/01/06                                     15,037          15,037
                                                                       -------------
                                                                              29,362
                                                                       -------------
KENTUCKY -- 2.3%
   Kentucky State, Area Development
      Districts Financing Trust, Calloway
      County Fire No. 6 Project, Ser A,
      RB (A) (B)
         3.270%, 12/01/32                                        490             490
   Kentucky State, Area Development
      Districts Financing Trust, Garrison
      Volunteer Fire Project, Ser A,
      RB (A) (B)
         3.270%, 12/01/32                                        100             100
   Kentucky State, Asset & Liability
      Commission, Ser A, TRAN
         4.000%, 06/28/06                                     12,000          12,051
   Kentucky State, Rural Water Finance
      Authority, Construction Notes,
      RB (A)
         2.850%, 10/01/06                                      8,000           8,000
   Lexington, Government Industrial
      Building Authority, American Horse
      Shows Association Project,
      RB (A) (B)
         3.270%, 12/01/18                                      1,765           1,765

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Lexington-Fayette Urban County,
      Educational Facilities Authority,
      Sayre School Project, RB (A) (B)
         3.200%, 08/01/21                              $       2,800   $       2,800
   Lexington-Fayette Urban County,
      Government Residential Facilities,
      Richmond Place Project, RB (A) (B)
         2.750%, 04/01/15                                      3,000           3,000
                                                                       -------------
                                                                              28,206
                                                                       -------------
LOUISIANA -- 0.9%
   Louisiana State, Higher Education
      Facilities Authority, Northwestern
      State University Student Housing
      Program, Ser A, RB (A) (B)
         3.260%, 08/01/34                                      1,500           1,500
   Louisiana State, Public Facilities
      Authority, Emberwood Project,
      Ser A, RB (A) (C)
         3.210%, 11/15/33                                      7,000           7,000
   Louisiana State, Public Facilities
      Authority, St. Martins Episcopal
      School Project, RB (A) (B)
         3.350%, 09/01/19                                      2,335           2,335
                                                                       -------------
                                                                              10,835
                                                                       -------------
MAINE -- 0.1%
   Portland, Industrial Development
      Authority, W.W. Grainger Project,
      RB (A)
         3.400%, 12/01/10                                      1,315           1,315
                                                                       -------------
MARYLAND -- 1.1%
   Frederick, GO (A) (B)
         3.250%, 08/01/11                                      2,800           2,800
   Maryland State, Community
      Development Administration,
      Residential Project, Ser C, RB
         3.375%, 03/07/07                                      2,500           2,500
   Maryland State, Economic
      Development Authority, Goodwill
      Industrial Project, RB (A) (B)
         3.190%, 09/01/24                                        400             400
   Maryland State, Health & Higher
      Education Authority, Pickersgill
      Project, Ser A, RB, Radian
      Insured (A)
         3.220%, 01/01/35                                      7,890           7,890
                                                                       -------------
                                                                              13,590
                                                                       -------------
MASSACHUSETTS -- 6.8%
   Hampden & Wilbraham, BAN
         4.250%, 10/13/06                                      3,500           3,525
   Lowell, BAN
         3.500%, 03/24/06                                      4,350           4,352


--------------------------------------------------------------------------------
18                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Massachusetts Bay, Transition
      Authority, Special Allocation (A)
         3.220%, 07/01/34                                $   2,500      $     2,500
   Massachusetts State, Development
      Finance Agency, Briarwood
      Retirement Project, Ser A,
      RB (A) (B)
         3.200%, 01/01/35                                    1,000            1,000
   Massachusetts State, Development
      Finance Agency, Bridgewell Project,
      Ser A, RB (A)
         3.230%, 06/01/30                                    3,000            3,000
   Massachusetts State, Development
      Finance Agency, Contemporary Art
      Project, Ser A, RB (A) (B)
         3.190%, 07/01/34                                    2,000            2,000
   Massachusetts State, Development
      Finance Agency, Dana Hall School
      Project, RB (A) (B)
         3.190%, 06/01/34                                    2,500            2,500
   Massachusetts State, Development
      Finance Agency, Elderhostel Inc.
      Project, RB (A) (B)
         3.180%, 08/01/30                                    2,825            2,825
   Massachusetts State, Development
      Finance Agency, ISO New England
      Project, RB (A) (B)
         3.230%, 02/01/32                                    1,000            1,000
   Massachusetts State, Development
      Finance Agency, Jewish Geriatric
      Services Project, RB (A) (B)
         3.180%, 05/15/34                                    3,000            3,000
   Massachusetts State, Development
      Finance Agency, Marino Foundation
      Project, RB (A) (B)
         3.190%, 07/01/21                                    1,900            1,900
   Massachusetts State, Development
      Finance Agency, Smith College
      Project, RB (A)
         3.100%, 07/01/29                                    2,000            2,000
   Massachusetts State, Development
      Finance Agency, Suffolk University
      Project, Ser A, RB (A) (C)
         3.240%, 07/01/35                                   10,000           10,000
   Massachusetts State, Development
      Finance Agency, The Rivers School
      Project, RB (A) (B)
         3.190%, 08/01/32                                    3,000            3,000
   Massachusetts State, Development
      Finance Agency, Ursuline Academy
      Dedham Project, RB (A) (B)
         3.180%, 05/01/32                                    1,300            1,300

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Massachusetts State, Development
      Finance Agency, Wentworth Institute
      Project, RB, AMBAC (A)
         3.190%, 10/01/30                                $   1,000      $     1,000
   Massachusetts State, Health &
      Educational Facilities Authority,
      Berklee College of Music Project,
      Ser D, RB, MBIA (A)
         3.080%, 10/01/27                                      415              415
   Massachusetts State, Health &
      Educational Facilities Authority,
      Falmouth Assisted Living Project,
      Ser A, RB (A) (B)
         3.230%, 11/01/26                                    2,700            2,700
   Massachusetts State, Health &
      Educational Facilities Authority,
      Partners Healthcare Systems
      Project, Ser D-4, RB, FSA (A)
         3.170%, 07/01/38                                      600              600
   Massachusetts State, Health &
      Educational Facilities Authority,
      RB (A)
         3.210%, 01/01/10                                    5,400            5,400
   Massachusetts State, Health &
      Educational Facilities Authority,
      The Boston Home Project, Ser B,
      RB (A) (B)
         3.220%, 06/01/32                                    1,000            1,000
   Massachusetts State, Industrial
      Finance Agency, Governor Dummer
      Academy Project, RB (A) (B)
         3.190%, 07/01/26                                      250              250
   Massachusetts State, Turnpike
      Authority, Ser 334, RB, MBIA (A)
         3.210%, 01/01/37                                    2,000            2,000
   Massachusetts State, Water Pollution
      Authority, Ser 867T, RB (A)
         3.210%, 08/01/12                                    2,225            2,225
   Massachusetts State, Water Resources
      Authority, Ser D, RB, FGIC (A)
         3.190%, 11/01/26                                    4,760            4,760
   Milton, BAN
         4.250%, 01/19/07                                    3,000            3,027
   New Bedford, BAN
         4.000%, 02/16/07                                   14,700           14,770
   University of Massachusetts, Building
      Authority, Ser 381, RB, AMBAC (A)
         3.220%, 11/01/20                                    1,000            1,000
                                                                        -----------
                                                                             83,049
                                                                        -----------
MICHIGAN -- 2.8%
   East China, School District, SAN
         3.250%, 03/15/06                                    3,000            3,000


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 19

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Essexville-Hampton, Public Schools,
      SAN
         3.600%, 05/31/06                                $   1,000      $     1,001
   Farmington Hills, Economic
      Development Authority, Brookfield
      Building Association Project,
      RB (A) (B)
         4.380%, 11/01/10                                    1,150            1,150
   Jackson County, Economic
      Development Authority, Limited
      Thrifty Leoni Project, RB (A) (B)
         3.200%, 12/01/14                                    1,000            1,000
   Lansing, Economic Development
      Authority, Atrium Office Partners
      Project, RB (A) (B)
         3.400%, 05/01/15                                    1,480            1,480
   Michigan State, Housing Development
      Authority, Parks of Taylor Apartments
      Project, Ser A, RB (A) (C)
         3.200%, 08/15/32                                      500              500
   Michigan State, Housing Development
      Authority, Shoal Creek Project,
      RB (A) (B)
         3.200%, 10/01/07                                    1,000            1,000
   Michigan State, Job Development
      Authority, Kentwood Residence
      Project, RB (A) (B)
         3.389%, 11/01/14                                    3,000            3,000
   Michigan State, Municipal Board
      Authority, RB (A)
         3.210%, 10/01/23                                      800              800
   Michigan State, Municipal Bond
      Authority, Ser B-1, BAN
         4.000%, 08/18/06                                    4,600            4,624
   Michigan State, Strategic Fund, Hope
      Network Project, RB (A) (B)
         3.200%, 04/01/35                                    9,110            9,110
   Michigan State, Strategic Fund, Pilgrim
      Manor Project, RB (A) (B)
         3.350%, 05/01/20                                    3,300            3,300
   Northville Township, Economic
      Development Authority, Thrifty
      Northville Project, RB (A) (B)
         3.200%, 05/01/14                                    1,500            1,500
   Northwestern Mutual Life Insurance,
      RB (A) (B)
         7.750%, 02/01/09                                       74               74
   Oakland County, Economic
      Development Authority, Corners
      Shopping Center, RB (A) (B)
         3.500%, 08/01/15                                    2,240            2,240
                                                                        -----------
                                                                             33,779
                                                                        -----------

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
MINNESOTA -- 2.0%
   Arden Hills, Housing & Health
      Authority, Presbyterian Homes
      Project, Ser A, RB (A) (B)
         3.050%, 09/01/29                                $   2,610      $     2,610
   Arden Hills, Housing & Health
      Authority, Presbyterian Homes
      Project, Ser B, RB (A) (B)
         3.050%, 09/01/29                                    1,337            1,337
   Bloomington, Commercial Development
      Authority, ATS II Project, RB (A) (B)
         3.280%, 03/01/12                                    2,100            2,100
   Brooklyn, Center Development
      Authority, Brookdale Office Park
      Project, RB (A) (B)
         3.230%, 12/01/14                                    2,305            2,305
   Brooklyn, Center Development
      Authority, Brookdale Project,
      RB (A) (B)
         3.050%, 12/01/14                                    3,100            3,100
   Coon Rapids, Health Center Systems
      Project, RB (A) (B)
         3.270%, 08/01/15                                    1,900            1,900
   Duluth, Economic Development
      Authority, Miller-Dwan Medical
      Center Project, RB (A) (B)
         3.050%, 06/01/19                                    1,140            1,140
   Mankato, Area Family YMCA Project,
      RB (A) (B)
         3.100%, 05/01/06                                      500              500
   Mankato, Bethany Lutheran College
      Project, Ser B, RB (A) (B)
         3.050%, 11/01/15                                    2,410            2,410
   Minneapolis, Minnehaha Academy
      Project, RB (A) (B)
         3.100%, 05/01/26                                    3,400            3,400
   Roseville, Healthcare Facilities
      Authority, Presbyterian Homes
      Project, RB (A) (B)
         3.050%, 10/01/29                                    1,695            1,695
   Roseville, Multi-Family Housing
      Authority, Rosepointe II Project,
      RB (A) (B)
         3.280%, 09/01/27                                    1,325            1,325
   Roseville, Private School Facilities,
      Northwestern College Project,
      RB (A) (B)
         3.050%, 11/01/22                                      370              370
   St. Paul, Housing & Redevelopment
      Authority, Minnesota Public Radio
      Project, RB (A) (B)
         3.050%, 05/01/22                                      200              200
                                                                        -----------
                                                                             24,392
                                                                        -----------


--------------------------------------------------------------------------------
20                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
MISSISSIPPI -- 0.2%
   Prentiss County, Industrial
      Development Authority, Eastern
      Heidelberg Project, Ser A,
      RB (A) (B)
         3.250%, 10/01/17                                $   2,500      $     2,500
                                                                        -----------
MISSOURI -- 4.4%
   Clayton, Industrial Development
      Authority, Bailey Court Project,
      RB (A) (B)
         3.340%, 01/01/09                                    3,500            3,500
   Kansas City, Industrial Development
      Authority, Bethesda Living Center
      Project, Ser A, RB (A) (B)
         3.210%, 08/01/31                                    4,900            4,900
   Kansas City, Industrial Development
      Authority, Springs Apartment Project,
      RB (A) (B)
         3.430%, 09/01/25                                    2,350            2,350
   Kirkwood, Tax Increment Revenue
      Authority, Kirkwood Commons
      Project, RB (A) (B)
         3.050%, 10/01/17                                    3,965            3,965
   Missouri State, Development Finance
      Board Infrastructure Authority, St.
      Louis Convention Center Project,
      Ser C, RB (A) (B)
         3.050%, 12/01/20                                    3,140            3,140
   Missouri State, Health & Educational
      Facilities Authority, Christian
      Brothers Project, Ser A, RB (A) (B)
         3.050%, 10/01/32                                    3,800            3,800
   Missouri State, Health & Educational
      Facilities Authority, Drury College
      Project, RB (A) (B)
         3.050%, 08/15/24                                    6,845            6,845
   Missouri State, Health & Educational
      Facilities Authority, Drury University
      Project, RB (A) (B)
         3.050%, 08/15/28                                    2,800            2,800
   Missouri State, Health & Educational
      Facilities Authority, St. Joseph-St.
      Pius Project, Ser A, RB (A) (B)
         3.230%, 12/01/29                                    2,680            2,680
   Missouri State, Health & Educational
      Facilities Authority, St. Louis
      University Project, RB (A)
         3.050%, 07/01/32                                    1,430            1,430

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Missouri State, Health & Educational
      Facilities Authority, St. Louis
      University Project, Ser A, RB (A)
         3.050%, 10/01/09                                $     785      $       785
   Missouri State, Health & Educational
      Facilities Authority, St. Louis
      University Project, Ser B, RB (A)
         3.050%, 10/01/24                                    3,135            3,135
   Missouri State, Public Buildings
      Authority, Ser B38, RB (A)
         3.230%, 10/15/27                                    1,965            1,965
   Missouri State, Public Utilities
      Commission, Interim Construction
      Notes
         4.000%, 09/15/06                                    5,000            5,025
   St. Charles County, Industrial
      Development Authority, Sun River
      Village Project, RB (A) (B)
         3.250%, 12/01/27                                    6,000            6,000
   St. Louis, Industrial Development
      Authority, Schnuck Markets
      Kirkwood Project, RB (A) (B)
         3.290%, 12/01/15                                    1,300            1,300
                                                                        -----------
                                                                             53,620
                                                                        -----------
MONTANA -- 2.5%
   Helena, Higher Education
      Authority, Carroll College Campus
      Housing Project, RB
      Callable 04/03/06 @ 100 (A) (B)
         3.050%, 10/01/32                                    3,495            3,495
   Montana State, Board Investment
      Authority, Inter Capital Project,
      RB (A)
         3.650%, 03/01/10                                   13,710           13,710
         3.650%, 03/01/28                                   12,400           12,400
   Montana State, Health Facilities
      Authority, Healthcare Pooled Loan
      Program, Ser A, RB, FGIC (A)
         3.180%, 12/01/15                                    1,125            1,125
                                                                        -----------
                                                                             30,730
                                                                        -----------
NEBRASKA -- 0.2%
   Lincoln, Electric Systems Authority,
      Ser B01, RB (A)
         3.230%, 09/01/20                                      840              840
   Nebraska State, Educational Finance
      Authority, Creighton University
      Project, Ser B, RB (A)
         3.050%, 12/15/12                                    1,500            1,500
                                                                        -----------
                                                                              2,340
                                                                        -----------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 21

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
NEVADA -- 1.6%
   Clark County, Economic Development
      Authority, Bishop Gorman High
      School Project, RB (A) (B)
         3.190%, 02/01/36                                $   4,000      $     4,000
   Clark County, Ser 2990, GO,
      AMBAC (A)
         3.220%, 11/01/24                                    8,375            8,375
   Nevada State, ABN Amro Munitops
      Certificate Trust, Ser 2004-41, GO,
      FGIC (A)
         3.230%, 06/01/11                                    7,500            7,500
                                                                        -----------
                                                                             19,875
                                                                        -----------
NEW HAMPSHIRE -- 1.4%
   New Hampshire State, Higher
      Education and Health Facilities
      Authority, New England Project,
      Ser B, RB, AMBAC (A)
         3.220%, 12/01/25                                    2,000            2,000
   New Hampshire, Business Finance
      Authority, Taylor Home Project,
      Ser B, RB (A) (B)
         3.210%, 05/01/35                                    5,000            5,000
   New Hampshire, Health & Educational
      Facilities Authority, Wentworth
      Douglass Hospital Project, RB,
      Radian Insured (A)
         3.100%, 01/01/31                                   10,000           10,000
                                                                        -----------
                                                                             17,000
                                                                        -----------
NEW JERSEY -- 0.3%
   Barrington, School District, Board of
      Education, GAN
         4.250%, 10/20/06                                    2,000            2,013
   North Wildwood, BAN
         4.400%, 12/15/06                                    1,500            1,510
                                                                        -----------
                                                                              3,523
                                                                        -----------
NEW MEXICO -- 2.0%
   Albuquerque, Healthcare Authority,
      Lovelace Respiratory Project, Ser A,
      RB (A) (B)
         3.200%, 09/01/25                                    6,750            6,750
   Albuquerque, Metropolitan
      Redevelopment Authority, Springer
      Square Project, RB (A) (B)
         3.700%, 11/01/17                                    3,000            3,000

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   New Mexico State, ABN Amro
      Munitops, 2005-42 New Mexico
      Project, RB, AMBAC (A)
         3.220%, 06/01/13                                $   7,495      $     7,495
   University of New Mexico, Systems
      Improvement Project, RB (A)
         3.240%, 06/01/26                                    7,420            7,420
                                                                        -----------
                                                                             24,665
                                                                        -----------
NEW YORK -- 1.8%
   Albany, Industrial Development Agency,
      Research Foundation of the State
      University of New York Project,
      Ser A, RB (A)
         3.300%, 07/01/32                                    1,920            1,920
   Marlboro, Central School District,
      School Building Improvements
      Project, BAN
         3.750%, 04/13/06                                    7,000            7,007
   New York City, Municipal Water
      Finance Authority, Ser 1092, RB (A)
         3.200%, 06/15/36                                      850              850
   New York City, Transitional Authority,
      Ser 362, RB (A)
         3.210%, 11/01/23                                    3,000            3,000
   New York State, Dorm Authority,
      Mental Health Services Project,
      Sub-Ser D-2G, RB (A)
         3.130%, 02/15/31                                    1,400            1,400
   New York State, Local Government
      Assistance, Ser SGA 59, RB (A)
         3.020%, 04/01/19                                    3,800            3,800
   Warren & Washington Counties,
      Industrial Development Authority,
      Glen at Hiland Meadows Project,
      RB (A)
         3.190%, 12/15/30                                    4,365            4,365
                                                                        -----------
                                                                             22,342
                                                                        -----------
NORTH CAROLINA -- 0.0%
   Wake County, Ser 1106, GO (A)
         3.210%, 03/01/13                                      200              200
                                                                        -----------
OHIO -- 4.1%
   Berea, BAN
         3.600%, 12/20/06                                    1,925            1,928
   Deerfield Township, BAN
         3.400%, 11/30/06                                    2,000            2,000


--------------------------------------------------------------------------------
22                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Defiance, City School District, School
      Improvement Project, BAN
         4.250%, 06/22/06                                $   2,185      $     2,190
   Franklin County, Healthcare Authority,
      Chelsea-First Community Project,
      RB (A) (B)
         3.210%, 03/01/36                                    5,000            5,000
   Greene County, BAN
         4.500%, 02/21/07                                    1,830            1,849
   Hamilton County, Healthcare Authority,
      Sisters of Charity Senior Care Center
      Project, RB (A) (B)
         3.250%, 08/01/27                                    4,045            4,045
   Lakewood, Hospital Authority,
      RB (A) (B)
         3.250%, 11/01/10                                    2,610            2,610
   Mason, Stormwater Improvement
      Project, BAN
         4.250%, 12/21/06                                    2,265            2,280
   New Albany, Community Authority,
      Infrastructure Improvement Project,
      Ser C, RB (A) (B)
         3.200%, 02/01/25                                    3,600            3,600
   Ohio State, American Municipal Power
      Authority, Gorsuch Station Project,
      Sub-Ser A, RAN
         2.850%, 03/31/06                                    1,315            1,315
   Ohio State, Higher Education Facilities
      Authority, Kenyon College Project,
      RB (A)
         3.230%, 04/01/22                                    3,800            3,800
         3.230%, 08/01/33                                    6,500            6,500
   Olmsted Falls, BAN
         3.350%, 10/19/06                                    2,295            2,299
   Orange Village, BAN
         3.150%, 08/09/06                                    1,242            1,243
   Stark County, Healthcare Facilities
      Authority, Canton Christian Home
      Project, RB (A) (B)
         3.050%, 09/01/15                                      895              895
         3.050%, 09/15/16                                    1,125            1,125
   University of Toledo, BAN
         4.250%, 01/24/07                                    7,765            7,831
                                                                        -----------
                                                                             50,510
                                                                        -----------
OKLAHOMA -- 2.3%
   Oklahoma City, Ser 743, GO, MBIA (A)
         3.220%, 03/01/13                                    2,610            2,610
   Oklahoma State, Educational Facility
      Authority, RB (A) (B)
         3.210%, 12/01/35                                    7,075            7,075

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Tulsa, Industrial Development Authority,
      Ser A, RB (A)
         3.130%, 05/15/17                                $  19,000      $    19,000
                                                                        -----------
                                                                             28,685
                                                                        -----------
OREGON -- 2.2%
   Linn County, Ser 1059 (A)
         3.210%, 06/15/30                                    2,995            2,995
   Multnomah County, Higher Education
      Authority, Concordia University
      Portland Project, RB (A) (B)
         3.050%, 12/01/29                                    2,040            2,040
   Oregon State, Health, Housing,
      Educational & Cultural Authorities,
      Saint Vincent De Paul Project,
      Ser A, RB (A) (B)
         3.280%, 03/01/19                                    1,800            1,800
   Portland, Economic Development
      Authority, Broadway Project, Ser A,
      RB, AMBAC (A) (B)
         3.230%, 04/01/35                                    3,750            3,750
   Portland, Sewer Systems Authority,
      Ser 1148, RB, FSA (A)
         3.210%, 08/01/19                                   16,900           16,900
                                                                        -----------
                                                                             27,485
                                                                        -----------
PENNSYLVANIA -- 6.1%
   Allegheny County, Hospital
      Development Authority, UPMC
      Senior Living Project, RB (A) (C)
         3.180%, 07/15/28                                      500              500
   Allegheny County, Industrial
      Development Authority, Longwood
      Project, Ser B, RB, Radian
      Insured (A)
         3.020%, 07/01/27                                    3,100            3,100
   Allegheny County, Industrial
      Development Authority, Parkway
      Center Project, Ser A, RB (A) (B)
         3.240%, 05/01/09                                    2,200            2,200
   Allegheny County, Industrial
      Development Authority, Pittsburgh
      Theological Society Project,
      RB (A) (B)
         2.850%, 08/01/31                                    3,000            3,000
   Allegheny County, Industrial
      Development Authority, Sacred
      Heart High School Project,
      RB (A) (B)
         3.250%, 06/01/22                                      900              900


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 23

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Chartiers Valley, Industrial &
      Commercial Development Authority,
      Asbury Place Project, Ser A,
      RB (A) (B)
         3.210%, 12/01/26                                $   4,070      $     4,070
   Cumberland County, Municipal
      Authority, Dickinson College Project,
      Ser B, RB, AMBAC (A) (B)
         3.200%, 11/01/24                                    3,200            3,200
   Cumberland County, Municipal
      Authority, Wesley Affiliated Services
      Project, Ser C, RB (A) (B)
         3.190%, 01/01/37                                      145              145
   Cumberland County, Presbyterian
      Homes Project, Ser B, Radian
      Insured, RB (A)
         4.250%, 12/01/26                                    3,000            3,022
   Dallastown, Area School District
      Authority, GO, FGIC (A)
         3.230%, 05/01/20                                      525              525
   Delaware County, Industrial
      Development Authority, The Agnes
      Irwin School Project, RB (A) (B)
         3.200%, 10/01/33                                      460              460
   Delaware Valley, Regional Finance
      Authority, RB (A)
         3.210%, 01/01/14                                    4,995            4,995
   Emmaus, General Authority, Local
      Government E-19 Project,
      RB (A) (B)
         3.230%, 03/01/24                                      500              500
   Emmaus, General Authority,
      Sub-Ser B-23, RB (A) (B)
         3.230%, 03/01/24                                      500              500
   Erie County, Hospital Authority,
      Ser 820, RB, MBIA (A)
         3.210%, 07/01/22                                    2,560            2,560
   Erie County, Hospital Development
      Authority, Convention Center Project,
      Ser 2996, RB, FGIC (A)
         3.210%, 01/15/26                                      485              485
   Hazleton, Industrial Development
      Authority, MMI Preparatory School
      Project, RB (A) (B)
         3.210%, 10/01/24                                    2,205            2,205
   Lampeter Strasburg, School District,
      Ser A, GO, FSA (A)
         3.200%, 06/01/19                                    3,500            3,500

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Lancaster, Higher Education Authority,
      Franklin & Marshall College Project,
      RB (A)
         3.280%, 04/15/27                                $   5,410      $     5,410
   Lawrence County, Industrial
      Development Authority, Villa Maria
      Project, RB (A) (B)
         3.230%, 07/01/33                                    1,200            1,200
   Montgomery County, Industrial
      Development Authority, Acts
      Retirement Life Community Project,
      RB, Radian Insured (A)
         3.020%, 11/15/29                                    4,500            4,500
   Montgomery County, Industrial
      Development Authority, Exelon
      Project, RB (A) (B)
         3.230%, 12/01/29                                    5,250            5,250
   Moon Township, Industrial
      Development Authority, Executive
      Office Association Project,
      RB (A) (B)
         3.210%, 11/01/10                                      500              500
   Moon Township, Industrial
      Development Authority, YMCA
      Greater Pittsburgh Project,
      RB (A) (B)
         3.210%, 06/01/25                                      500              500
   Mount Lebanon, School District,
      Ser B19, GO, MBIA (A)
         3.230%, 02/15/27                                    2,400            2,400
   Northampton County, Industrial
      Development Authority, Moravian
      Academy Project, RB (A) (B)
         3.210%, 02/01/18                                      900              900
   Pennsylvania State, Higher Educational
      Facilities Authority, St. Joseph's
      University Project, Ser A, Radian
      Insured (A)
         3.170%, 05/01/31                                      600              600
   Pennsylvania State, Public School
      Building Authority, Parkland School
      District Project, Ser D, RB, FGIC (A)
         3.230%, 03/01/19                                    6,395            6,395
   Pennsylvania State, Public School
      Building Authority, Ser A42, RB,
      FSA (A)
         2.850%, 06/01/28                                    2,895            2,895
   Pennsylvania State, Ser A07, GO,
      FGIC (A)
         3.230%, 02/01/14                                    1,940            1,940


--------------------------------------------------------------------------------
24                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Philadelphia, Hospital & Higher
      Education Facilities Authority,
      Philadelphia School Project, Ser A-3,
      RB (A) (B)
         3.250%, 03/01/19                                $    1,135     $     1,135
   Philadelphia, Industrial Development
      Authority, City Line Holiday Inn
      Project, Ser 96, RB (A) (B)
         3.200%, 12/01/08                                      500              500
   Philadelphia, Industrial Development
      Authority, School for the Deaf
      Project, RB (A) (B)
         3.230%, 11/01/32                                    1,000            1,000
   Sayre, Healthcare Facilities Authority,
      Capital Financing Project, Ser A, RB,
      AMBAC (A)
         3.220%, 12/01/20                                    3,150            3,150
   Sayre, Healthcare Facilities Authority,
      Capital Financing Project, Ser C, RB,
      AMBAC (A)
         3.220%, 12/01/20                                      500              500
   University of Pittsburgh, University
      Capital Project, Ser A, RB (A)
         3.180%, 09/15/13                                      250              250
                                                                        -----------
                                                                             74,892
                                                                        -----------
RHODE ISLAND -- 0.7%
   Rhode Island State, Economic
      Development Authority, RB,
      MBIA (A)
         3.220%, 07/01/23                                    1,095            1,095
   Rhode Island, Health & Educational
      Building Authority, St. Andrews
      School Project, RB (A) (B)
         3.200%, 12/01/29                                    7,715            7,715
                                                                        -----------
                                                                              8,810
                                                                        -----------
SOUTH CAROLINA -- 1.2%
   Greenville County, School District,
      Ser 982, RB (A)
         3.210%, 12/01/28                                    4,800            4,800
   South Carolina State, Ser C05, GO (A)
         3.230%, 04/01/28                                    4,385            4,385
   Spartanburg County, School District
      No. 1, Ser B, BAN
         5.250%, 11/16/06                                    5,000            5,072
                                                                        -----------
                                                                             14,257
                                                                        -----------

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
TENNESSEE -- 1.0%
   Memphis-Shelby County, Industrial
      Development Board, University of
      Tennessee Medical Group Project,
      RB (A) (B)
         3.260%, 03/01/24                                $   5,900      $     5,900
   Metropolitan Nashville & Davidson
      County, Health & Educational
      Facilities Board, Franklin Road
      Project, RB (A) (B)
         3.190%, 07/01/21                                      515              515
   Sevier County, Public Building
      Authority, Public Projects
      Construction Notes, Ser A-1, RB (A)
         2.850%, 10/01/07                                    2,390            2,390
   Shelby County, Health, Educational &
      Housing Facilities Authority,
      St. Peter Villa Project, RB (A) (B)
         3.430%, 11/01/22                                    2,530            2,530
   Wilson County, Industrial Development
      Authority, Hartmann Luggage
      Project, RB (A)
         3.200%, 07/01/26                                    1,100            1,100
                                                                        -----------
                                                                             12,435
                                                                        -----------
TEXAS -- 5.3%
   Capital Area, Cultural Education
      Facilities, John Cooper School
      Project, RB (A) (B)
         3.240%, 10/01/35                                    6,000            6,000
      Houston, Ser 1151, GO, AMBAC (A)
         3.210%, 03/01/19                                   13,920           13,920
   Houston, Utilities System Revenue
      Authority, Ser B17, RB, MBIA (A)
         3.230%, 05/15/27                                    4,850            4,850
   Hutto, Independent School District,
      GO (A)
         3.220%, 08/01/37                                    4,200            4,200
   Lubbock County, Educational Facilities
      Authority, Lubbock Christian
      University Project, RB (A) (B)
         3.230%, 05/01/29                                    5,600            5,600
   Northside, Independent School District,
      School Building Project, GO (A)
         2.850%, 06/15/35                                    9,500            9,500
   Tarrant County, Multi-Family Housing
      Finance Authority, Sierra Project,
      RB (A) (C)
         3.210%, 02/15/27                                    4,165            4,165
   Texas State, TRAN
         4.500%, 08/31/06                                    8,300            8,358


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 25

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   University of Texas, Ser 1107, RB (A)
         3.210%, 08/15/28                                $   3,495      $     3,495
   Waxahachie, Independent School
      District, Ser C19, GO (A)
         3.230%, 08/15/30                                    5,130            5,130
                                                                        -----------
                                                                             65,218
                                                                        -----------
UTAH -- 0.9%
   Lehi, Electric Utilities Authority, RB,
      FSA (A)
         3.270%, 06/01/20                                    3,000            3,000
   West Valley, Industrial Development
      Authority, Johnson Matthey Project,
      RB (A) (B)
         3.030%, 12/01/11                                    8,100            8,100
                                                                        -----------
                                                                             11,100
                                                                        -----------
VERMONT -- 1.0%
   Vermont State, Educational & Health
      Buildings Financing Authority,
      Capital Asset Financing Project,
      Ser 1, RB (A) (B)
         3.300%, 06/01/22                                    3,835            3,835
   Vermont State, Educational & Health
      Buildings Financing Authority,
      Capital Asset Financing Project,
      Ser 2, RB (A) (B)
         3.300%, 06/01/27                                    2,110            2,110
   Vermont State, Educational & Health
      Buildings Financing Authority,
      Copley Hospital Project, Ser A,
      RB (A) (B)
         3.210%, 10/01/30                                    4,130            4,130
   Vermont State, Educational & Health
      Buildings Financing Authority, New
      England Project, RB, AMBAC (A)
         3.220%, 12/01/25                                    2,500            2,500
                                                                        -----------
                                                                             12,575
                                                                        -----------
VIRGINIA -- 0.9%
   Lynchburg, Industrial Development
      Authority, VHA Mid Atlantic-Capital
      Project, Ser E, RB, AMBAC (A)
         3.220%, 12/01/25                                      100              100
   Newport News, Redevelopment &
      Housing Authority, Springhouse
      Apartments Project, RB (A) (C)
         3.200%, 09/01/26                                    9,800            9,800
   Virginia State, Public Building
      Authority, Ser 131, RB, MBIA (A)
         3.210%, 08/01/19                                      585              585
                                                                        -----------
                                                                             10,485
                                                                        -----------

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
WASHINGTON -- 6.3%
   Douglas County, Public Utility
      Authority, Ser 3063, RB, FGIC (A)
         3.220%, 09/01/26                                $   2,790      $     2,790
   King County, Ser B, BAN
         4.500%, 11/01/06                                    5,500            5,553
   Northwest Washington, Electric
      Revenue Authority, Ser 2186, RB,
      FSA (A)
         3.230%, 07/01/08                                    3,555            3,555
   Northwest Washington, Electrical
      Revenue Authority, Ser C, RB,
      FSA (A)
         3.240%, 01/01/10                                    5,187            5,187
   Port Seattle, Ser 3044, RB, MBIA (A)
         3.220%, 03/01/22                                   13,455           13,455
   Port Townsend, Industrial
      Development Authority, Port
      Townsend Paper Project,
      RB (A) (B)
         3.280%, 03/01/09                                    7,200            7,200
   Washington State, ABN Amro
      Munitops Certificate Trust,
      Ser 2005-28, RB, MBIA (A)
         3.230%, 03/01/13                                    6,000            6,000
   Washington State, GO, FGIC (A)
         3.240%, 07/01/19                                    5,170            5,170
   Washington State, Housing Finance
      Commission, Christa Project, Ser B,
      RB (A) (B)
         3.230%, 07/01/11                                    1,825            1,825
   Washington State, Housing Finance
      Commission, Local 82, JATC
      Educational Development Training
      Project, RB (A) (B)
         3.150%, 11/01/25                                      485              485
   Washington State, Housing Finance
      Commission, Panorama City Project,
      RB (A) (B)
         3.020%, 01/01/27                                    5,765            5,765
   Washington State, Housing Finance
      Commission, Pioneer Human
      Services Program, RB (A) (B)
         3.250%, 07/01/11                                      535              535
   Washington State, Housing Finance
      Commission, Rockwood Retirement
      Communities Program, Ser A,
      RB (A) (B)
         3.090%, 01/01/30                                    1,800            1,800
   Washington State, Housing Finance
      Commission, St. Vincent De Paul
      Project, Ser A, RB (A) (B)
         3.220%, 02/01/31                                    1,600            1,600


--------------------------------------------------------------------------------
26                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Washington State, Housing Finance
      Commission, Tacoma Art Museum
      Project, RB (A) (B)
         3.050%, 06/01/32                                $   1,100      $     1,100
   Washington State, Housing Finance
      Commission, YMCA of Greater
      Seattle Project, RB (A) (B)
         3.010%, 07/01/11                                    4,200            4,200
   Washington State, Ser 1095, GO,
      AMBAC (A)
         3.210%, 01/01/28                                    4,092            4,092
   Washington State, Ser 775, GO,
      FSA (A)
         3.230%, 07/01/12                                    2,310            2,310
   Washington State, Ser A11, GO,
      MBIA (A)
         3.230%, 06/01/17                                    4,115            4,115
                                                                        -----------
                                                                             76,737
                                                                        -----------
WEST VIRGINIA -- 1.7%
   Charleston, Building Commission
      Parking Facilities Authority,
      Charleston Town Center Parking
      Project, Ser A, RB (A) (B)
         3.300%, 12/01/16                                    9,345            9,345
   Parkersburg, Industrial Development
      Authority, B-H Associates Project,
      RB (A)
         3.575%, 10/01/14                                    3,500            3,500
   Putnam County, Industrial
      Development Authority, FMC Project,
      RB (A) (B)
         3.200%, 10/01/11                                    5,300            5,300
   West Virginia State, Hospital Finance
      Authority, Mid-Atlantic Capital
      Project, Ser H, RB, AMBAC (A)
         3.220%, 12/01/25                                    2,100            2,100
                                                                        -----------
                                                                             20,245
                                                                        -----------
WISCONSIN -- 3.1%
   Burlington, Area School District, TRAN
         3.850%, 09/21/06                                    2,000            2,008
   Menomonee Falls, Industrial
      Development Authority, Maysteel
      Project, RB (A)
         3.280%, 11/01/14                                    3,000            3,000

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Milwaukee, Redevelopment Authority,
      Montessori Society School Project,
      RB (A) (B)
         3.100%, 07/01/21                                $   1,405      $     1,405
   Racine, Unified School District, TRAN
         4.000%, 07/14/06                                    6,000            6,027
   Wisconsin State, Health & Educational
      Facilities Authority, Alverno College
      Project, RB (A) (B)
         3.050%, 11/01/17                                    2,800            2,800
   Wisconsin State, Health & Educational
      Facilities Authority, Blood Center
      Project, Ser A, RB (A) (B)
         3.230%, 06/01/19                                    1,850            1,850
   Wisconsin State, Health & Educational
      Facilities Authority, Hospice Care
      Holdings Inc. Project, RB (A) (B)
         3.190%, 05/01/30                                    1,750            1,750
   Wisconsin State, Health & Educational
      Facilities Authority, Lutheran College
      Project, RB (A) (B)
         3.050%, 06/01/33                                    1,400            1,400
   Wisconsin State, Health & Educational
      Facilities Authority, Madison Family
      Medicine Project, RB (A) (B)
         3.430%, 05/01/21                                    4,830            4,830
   Wisconsin State, Health & Educational
      Facilities Authority, Mercy Health
      Systems Project, Ser C, RB (A) (B)
         3.210%, 08/15/23                                    2,360            2,360
   Wisconsin State, Health & Educational
      Facilities Authority, Meriter Hospital
      Project, RB (A) (B)
         3.050%, 12/01/32                                    2,550            2,550
   Wisconsin State, Health & Educational
      Facilities Authority, National
      Regency New Berlin Project,
      RB (A) (B)
         3.050%, 08/15/34                                    5,000            5,000
   Wisconsin State, Health & Educational
      Facilities Authority, Oakwood Project,
      Ser B, RB (A) (B)
         3.220%, 08/15/30                                      800              800
   Wisconsin State, Health & Educational
      Facilities Authority, Riverview
      Hospital Association Project,
      RB (A) (B)
         3.050%, 10/01/30                                    2,000            2,000
                                                                        -----------
                                                                             37,780
                                                                        -----------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 27

STATEMENT OF NET ASSETS (Unaudited)

Institutional Tax Free Fund (Concluded)
February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount        Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
PUERTO RICO -- 0.6%
   Puerto Rico Commonwealth, Highway
      & Transportation Authority,
      RB, MBIA (A)
         3.210%, 09/15/21                                $   3,220      $     3,220
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser A20,
      RB, FGIC (A)
         3.200%, 07/01/30                                    1,000            1,000
   Puerto Rico Commonwealth, Municipal
      Securities Trust, Ser 70005, Special
      Obligation (A) (D)
         3.160%, 10/01/40                                    2,000            2,000
   Puerto Rico Commonwealth, Public
      Finance Authority, Ser 705 D, RB,
      AMBAC (A)
         3.190%, 08/01/27                                      425              425
   Puerto Rico Commonwealth, TOC,
      GO, FSA (A)
         3.200%, 07/01/27                                      500              500
                                                                        -----------
                                                                              7,145
                                                                        -----------
Total Municipal Bonds
   (Cost $1,265,912) ($ Thousands)                                        1,265,912
                                                                        -----------
Total Investments -- 103.4%
   (Cost $1,265,912) ($ Thousands)                                        1,265,912
                                                                        -----------

OTHER ASSETS AND LIABILITIES -- (3.4)%
Payable for Investment Securities Purchased                                 (13,015)
Income Distribution Payable                                                  (1,621)
Management Fees Payable                                                        (235)
Investment Advisory Fees Payable                                                (36)
Trustees' Fees Payable                                                          (17)
Other Assets and Liabilities, Net                                           (26,483)
                                                                        -----------
Total Other Assets and Liabilities                                          (41,407)
                                                                        -----------
Net Assets -- 100.0%                                                    $ 1,224,505
                                                                        ===========

------------------------------------------------------------------------------------
                                                                           Value
Description                                                            ($ Thousands)
------------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                            $ 1,224,543
Accumulated net realized loss on investments                                    (38)
                                                                        -----------
Net Assets                                                              $ 1,224,505
                                                                        ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($897,227,065 / 897,426,369 shares)                                        $1.00
                                                                        ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($304,046,179 / 304,045,871 shares)                                        $1.00
                                                                        ===========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class C
   ($23,231,561 / 23,245,781 shares)                                          $1.00
                                                                        ===========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)   Securities are collateralized under an agreement from FHLMC & FNMA.

(D)   Security is escrowed to maturity.

AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
CIFG -- CDC IXIS Financial Guaranty
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GAN -- Grant Anticipant Note
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RAN -- Revenue Anticipation Note
RAW -- Revenue Anticipation Warrant
RB -- Revenue Bond
SAN -- State Aid Anticipation Note
Ser -- Series
TA -- Tax Allocation
TAW -- Tax Anticipation Warrant
TOC -- Tender Option Certificates
TRAN -- Tax and Revenue Anticipation Note

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
28                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

Massachusetts Tax Free Money Market Fund
February 28, 2006

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

21.2% Education
15.3% Healthcare
12.4% General Obligations
12.2% Nursing Homes
11.7% Industrial Development
 8.6% Transportation
 6.9% Water
 3.0% Housing
 2.7% Utilites
 2.5% Public Facilities
 2.3% General Revenue
 1.2% Power

*  Percentages based on total investments.

-----------------------------------------------------------------------------------
                                                       Face Amount        Value
Description                                           ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------
MUNICIPAL BONDS -- 101.4%

MASSACHUSETTS -- 97.3%
   Boston, Water & Sewer Commission,
      Ser A, RB (A) (B)
         3.150%, 11/01/24                               $   2,725       $   2,725
   Bridgwater & Raynham, Regional
      School District, BAN
         4.500%, 01/26/07                                   1,425           1,440
   Chatham, BAN
         4.000%, 02/01/07                                   2,200           2,213
   Hampden & Wilbraham, BAN
         4.250%, 10/13/06                                   1,500           1,511
   Lowell, BAN
         3.500%, 03/24/06                                   2,260           2,261
   Mashpee, BAN
         3.750%, 09/22/06                                   1,954           1,962
   Mashpee, Water District Authority, BAN
         4.000%, 08/16/06                                   1,400           1,406
   Massachusetts Bay, Transportation
      Authority, Ser SG 156, RB (A)
         3.050%, 07/01/30                                   2,060           2,060
   Massachusetts Bay, Transportation
      Authority, Ser SGA 123, Special
      Assessment (A)
         3.230%, 07/01/30                                   1,000           1,000
   Massachusetts State, Development
      Finance Agency, Belmont Day
      School Project, RB (A) (B)
         3.220%, 07/01/31                                   2,500           2,500
   Massachusetts State, Development
      Finance Agency, Briarwood
      Retirement Project, Ser A,
      RB (A) (B)
         3.200%, 01/01/35                                   2,500           2,500
   Massachusetts State, Development
      Finance Agency, Cardinal Cushing
      Centers Project, RB (A) (B)
         3.180%, 02/01/33                                   1,860           1,860

-----------------------------------------------------------------------------------
                                                       Face Amount        Value
Description                                           ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------
   Massachusetts State, Development
      Finance Agency, Dana Hall School
      Project, RB (A) (B)
         3.190%, 06/01/34                               $   2,500       $   2,500
   Massachusetts State, Development
      Finance Agency, Draper Laboratory
      Issue, RB, MBIA (A)
         3.170%, 06/01/30                                   2,800           2,800
   Massachusetts State, Development
      Finance Agency, Elderhostel Inc.
      Project, RB (A) (B)
         3.180%, 08/01/30                                   2,255           2,255
   Massachusetts State, Development
      Finance Agency, First Mortgage
      Brookhaven Project, Ser B,
      RB (A) (B)
         3.170%, 03/01/35                                   2,620           2,620
   Massachusetts State, Development
      Finance Agency, ISO New England
      Project, RB (A) (B)
         3.230%, 02/01/32                                   2,000           2,000
   Massachusetts State, Development
      Finance Agency, Meadowbrook
      School Issue, RB (A)
         3.180%, 08/01/30                                     400             400
   Massachusetts State, Development
      Finance Agency, New England
      Deaconess Association Project,
      RB (A)
         3.180%, 06/01/34                                   2,000           2,000
   Massachusetts State, Development
      Finance Agency, Scandinavian
      Living Center Project, RB (A)
         3.240%, 11/01/28                                   2,900           2,900
   Massachusetts State, Development
      Finance Agency, Ser 1256, RB (A)
         3.210%, 07/01/35                                   2,000           2,000
   Massachusetts State, Development
      Finance Agency, Smith College
      Project, RB (A)
         3.100%, 07/01/29                                   1,700           1,700
   Massachusetts State, Development
      Finance Agency, Suffolk University
      Project, Ser A, RB (A)
         3.240%, 07/01/35                                   3,000           3,000
   Massachusetts State, Development
      Finance Agency, Ursuline Academy
      Dedham Project, RB (A) (B)
         3.180%, 05/01/32                                   1,800           1,800
   Massachusetts State, Federal Highway
      Authority, RB (A)
         3.200%, 06/15/09                                   1,840           1,840


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 29

STATEMENT OF NET ASSETS (Unaudited)

Massachusetts Tax Free Money Market Fund (Concluded)
February 28, 2006

-----------------------------------------------------------------------------------
                                                       Face Amount        Value
Description                                           ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------
   Massachusetts State, Health &
      Educational Facilities Authority,
      Emmanuel College Project,
      RB (A) (B)
         3.180%, 07/01/33                               $   1,000       $   1,000
   Massachusetts State, Health &
      Educational Facilities Authority,
      Falmouth Assisted Living Project,
      Ser A, RB (A) (B)
         3.230%, 11/01/26                                   2,900           2,900
   Massachusetts State, Health &
      Educational Facilities Authority,
      Harvard University Project, Ser R,
      RB (A)
         2.910%, 11/01/49                                   1,000           1,000
   Massachusetts State, Health &
      Educational Facilities Authority,
      Merlots Project, Ser A14, RB (A)
         3.220%, 07/01/32                                   2,495           2,495
   Massachusetts State, Health &
      Educational Facilities Authority,
      Partners Health Care System
      Project, Ser P-1, RB, FSA (A)
         3.190%, 07/01/27                                     625             625
   Massachusetts State, Health &
      Educational Facilities Authority,
      RB (A)
         3.210%, 01/01/10                                   2,500           2,500
   Massachusetts State, Health &
      Educational Facilities Authority,
      Ser SGA 65, RB (A)
         3.020%, 07/01/26                                   2,000           2,000
   Massachusetts State, Health &
      Educational Facilities Authority,
      St. Ann's Home Project, Ser A,
      RB (A) (B)
         3.040%, 03/01/22                                   1,370           1,370
   Massachusetts State, Health &
      Educational Facilities Authority,
      Wellesley College Issue, Ser E,
      RB (A)
         3.160%, 07/01/22                                   1,900           1,900
   Massachusetts State, Health &
      Educational Facilities Authority,
      Williams College Issue, Ser E, RB (A)
         3.180%, 08/01/14                                   3,500           3,500
   Massachusetts State, Housing Finance
      Authority, Multi-Family Housing
      Project, Ser A, RB (A) (C)
         3.160%, 01/15/10                                   1,325           1,325
   Massachusetts State, Housing
      Financial Agency, Ser G, RB (A)
         3.160%, 12/01/25                                   1,690           1,690

-----------------------------------------------------------------------------------
                                                       Face Amount        Value
Description                                           ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------
   Massachusetts State, Industrial
      Finance Agency, Goddard House
      Project, Ser 1995, RB (A) (B)
         3.220%, 11/01/25                               $   1,815       $   1,815
   Massachusetts State, Industrial
      Finance Agency, Jewish Geriatic
      Services, Ser A, RB (A) (B)
         3.180%, 05/15/13                                   2,000           2,000
   Massachusetts State, Ser 449, GO,
      AMBAC (A)
         3.200%, 02/01/18                                   1,385           1,385
   Massachusetts State, Ser C42, GO,
      AMBAC (A)
         3.220%, 12/01/24                                   1,000           1,000
   Massachusetts State, Turnpike
      Authority, Ser 334, RB, MBIA (A)
         3.210%, 01/01/37                                   3,643           3,643
   Massachusetts State, Water Pollution
      Authority, Ser 867T, RB (A)
         3.210%, 08/01/12                                   1,600           1,600
   Massachusetts State, Water Resource
      Authority, Ser B, RB (A) (B)
         3.140%, 08/01/28                                   1,200           1,200
   Massachusetts State, Water Resource
      Authority, Ser B, RB, AMBAC (A)
         3.190%, 04/01/28                                   1,650           1,650
   Massachusetts State, Water Resource
      Authority, Ser B, RB, FGIC (A)
         3.190%, 08/01/37                                   1,100           1,100
   New Bedford, BAN
         4.000%, 02/16/07                                   1,100           1,105
   North Adams, BAN
         4.500%, 09/29/06                                     600             603
   Spencer East Brookfield, Regional
      School District, BAN
         3.500%, 04/13/06                                   1,495           1,496
   Stoughton, BAN
         3.750%, 05/12/06                                   2,000           2,004
   University of Massachusetts, Building
      Authority, Ser 381, RB, AMBAC (A)
         3.220%, 11/01/20                                   2,495           2,495
                                                                        ---------
                                                                           96,654
                                                                        ---------
PUERTO RICO -- 4.1%
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser A20,
      RB, FGIC (A)
         3.200%, 07/01/30                                   2,000           2,000
   Puerto Rico Commonwealth, Public
      Finance Authority, Ser 705 D, RB,
      AMBAC (A)
         3.190%, 08/01/27                                     500             500


--------------------------------------------------------------------------------
30                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

-----------------------------------------------------------------------------------
                                                       Face Amount        Value
Description                                           ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------
   Puerto Rico, Electric Power Authority,
      Ser A40, RB, MBIA (A)
         3.200%, 07/01/23                               $     585       $     585
   Puerto Rico, Electric Power Authority,
      Ser B-03, RB, MBIA (A)
         3.200%, 07/01/20                                     600             600
   Puerto Rico, Industrial Development
      Authority, Tourist Educational
      Project, Ser 377, RB (A)
         3.190%, 11/15/30                                     420             420
                                                                        ---------
                                                                            4,105
                                                                        ---------

Total Municipal Bonds
   (Cost $100,759) ($ Thousands)                                          100,759
                                                                        ---------

Total Investments -- 101.4%
   (Cost $100,759) ($ Thousands)                                          100,759
                                                                        ---------

OTHER ASSETS AND LIABILITIES -- (1.4)%
Distribution Fees Payable                                                    (177)
Shareholder Servicing Fees Payable                                            (22)
Administration Fees Payable                                                   (12)
Investment Advisory Fees Payable                                               (3)
Trustees' Fees Payable                                                         (1)
Other Assets and Liabilities, Net                                          (1,141)
                                                                        ---------
Total Other Assets and Liabilities                                         (1,356)
                                                                        ---------
Net Assets -- 100.0%                                                    $  99,403
                                                                        =========

-----------------------------------------------------------------------------------
                                                                          Value
Description                                                           ($ Thousands)
-----------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital                                                         $  99,408
Distribution in excess of net investment income                                (1)
Accumulated net realized loss on investments                                   (4)
                                                                        ---------

Net Assets                                                              $  99,403
                                                                        =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($99,403,405 / 99,407,005 shares)                                        $1.00
                                                                        =========

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)   Securities are collateralized under an agreement from FNMA

AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
FGIC -- Financial Guaranty Insurance Company
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 31

STATEMENT OF NET ASSETS (Unaudited)

Intermediate-Term Municipal Fund
February 28, 2006

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

17.3% General Obligations
14.6% General Revenue
12.3% Healthcare
 9.8% Education
 8.1% Power
 7.6% Public Facilities
 5.7% Industrial Development
 5.5% Utilities
 4.4% Transportation
 4.4% Housing
 4.1% Airport
 3.7% Pollution Control
 1.8% Water
 0.7% Equipment
 0.0% Short Term Investment

*  Percentages based on total investments.

-----------------------------------------------------------------------------------
                                                       Face Amount    Market Value
Description                                           ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.9%

ALABAMA -- 0.7%
   Alabama State, Private Colleges &
      Universities, Tuskegee University
      Project, Ser A, RB, Radian Insured
      Callable 09/01/06 @ 102
         5.700%, 09/01/10                                $    825       $     848
         5.700%, 09/01/11                                     870             894
   Alabama State, Water Pollution Control
      Authority, Revolving Fund Loan,
      Ser B, RB, AMBAC
         5.250%, 08/15/10                                   2,000           2,142
   Montgomery, BMC Special Care
      Facilities, Baptist Health Project,
      Ser A-2, RB, MBIA (F)
         4.000%, 11/15/13                                   3,000           2,974
                                                                        ---------
                                                                            6,858
                                                                        ---------

ALASKA -- 1.4%
   Alaska State, Energy & Power
      Authority, Bradley Lake Project,
      Ser 3, RB, FSA
         6.000%, 07/01/12                                   3,980           4,463
   Alaska State, Energy & Power
      Authority, Bradley Lake Project,
      Ser 4, RB, FSA
         6.000%, 07/01/14                                   2,920           3,332
   Alaska State, Housing Finance
      Authority, General Mortgage Project,
      Ser A, RB, MBIA
         5.100%, 12/01/06                                   1,805           1,806
   Alaska State, Housing Finance
      Authority, Ser A-1, RB
      Callable 06/01/09 @ 100
         6.000%, 06/01/15                                   1,940           2,054

-----------------------------------------------------------------------------------
                                                       Face Amount    Market Value
Description                                           ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------
   Alaska State, International Airports,
      Ser A, RB, MBIA
         5.000%, 10/01/12                                $  2,000       $   2,117
                                                                        ---------
                                                                           13,772
                                                                        ---------

ARIZONA -- 3.0%
   Arizona State, Transportation Board,
      Sub-Ser A, RB
         5.000%, 07/01/10                                   4,000           4,245
   Maricopa County, Pollution Authority,
      California Edison Company Project,
      Ser A, RB
         2.900%, 06/01/35                                   5,000           4,847
   Mesa, Utility Systems Authority, RB,
      FGIC
         7.125%, 07/01/11                                   7,000           8,157
         6.500%, 07/01/11                                   3,865           4,398
         5.250%, 07/01/17                                   3,000           3,356
   Pima County, Industrial Development
      Authority, Capital Appreciation,
      Ser B, RB
      Callable 03/01/14 @ 101 (E)
         4.550%, 09/01/25                                   2,000           2,023
   Pima County, Unified School District
      No. 1, GO, FSA
      Callable 07/01/12 @ 100
         4.750%, 07/01/14                                   3,000           3,157
                                                                        ---------
                                                                           30,183
                                                                        ---------
ARKANSAS -- 0.3%
   Arkansas State, Development Finance
      Authority, Mortgage Backed
      Securities Program, Ser A, RB
      Callable 01/01/11 @ 100 (E)
         4.700%, 07/01/16                                   1,135           1,155
   Arkansas State, Development Finance
      Authority, Mortgage Backed
      Securities Program, Ser D, RB
      Callable 07/01/12 @ 100 (E)
         3.000%, 01/01/24                                   2,420           2,399
                                                                        ---------
                                                                            3,554
                                                                        ---------
CALIFORNIA -- 13.2%
   Anaheim, Public Lease Financing
      Authority, Public Improvements
      Project, Ser C, RB, FSA
         6.000%, 09/01/13                                   2,325           2,677
   California State, Economic
      Development Authority, Ser A, GO
         5.250%, 07/01/12                                   1,500           1,641


--------------------------------------------------------------------------------
32                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

-----------------------------------------------------------------------------------
                                                       Face Amount    Market Value
Description                                           ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------
   California State, Economic
      Development Authority,
      Ser A, GO, MBIA
         5.250%, 07/01/13                               $  10,000       $  11,037
   California State, Economic
      Development Authority, Ser B, GO
         5.000%, 07/01/23                                   3,000           3,101
   California State, GO
         5.250%, 02/01/11                                   2,000           2,144
         5.000%, 02/01/12                                  10,000          10,673
         5.000%, 10/01/12                                  12,425          13,330
   California State, GO
      Callable 08/01/13 @ 100
         5.250%, 02/01/14                                   4,000           4,353
   California State, GO Partially
      Pre-Refunded @ 100 (C)
         6.250%, 10/01/06                                     480             481
   California State, GO Partially
      Pre-Refunded @ 101 (C)
         5.250%, 06/01/06                                     840             852
   California State, GO, AMBAC
         6.300%, 09/01/10                                   2,000           2,237
         5.000%, 02/01/14                                   1,000           1,086
   California State, Housing Finance
      Agency, Single-Family Mortgage
      Project, Ser C-4-Cl I, RB
      Callable 08/01/07 @ 101.5 (E)
         5.050%, 02/01/17                                       5               5
   California State, Public Works Board,
      Community Colleges Project,
      Ser A, RB
         5.500%, 12/01/10                                   2,475           2,672
   California State, Public Works Board,
      Department of Corrections Project,
      Ser B, RB
         5.250%, 01/01/13                                   2,000           2,160
   California State, Various Purposes, GO
         5.000%, 06/01/13                                   5,275           5,663
         5.000%, 03/01/14                                   2,150           2,317
   California State, Water Department
      Authority, Central Valley Project,
      Ser Q, RB
         6.000%, 12/01/10                                   2,955           3,274
   California State, Water Department
      Authority, Central Valley Project,
      Ser Q, RB (D)
         6.000%, 12/01/10                                   2,195           2,441
   California State, Water Department
      Authority, Ser A, RB
         5.500%, 05/01/09                                   2,000           2,115
   California Statewide, Communities
      Development Authority, Equity
      Residential Project, Ser C, RB (A)
         5.200%, 12/01/29                                   2,750           2,857

-----------------------------------------------------------------------------------
                                                       Face Amount    Market Value
Description                                           ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------
   California Statewide, Communities
      Development Authority, Kaiser
      Permanente Project, Ser B, RB
      Callable 07/05/10 @ 102
         3.900%, 08/01/31                               $   2,450       $   2,373
   California Statewide, Communities
      Development Authority, Kaiser
      Permanente Project, Ser E, RB
         3.875%, 04/01/32                                   7,500           7,491
   California Statewide, Communities
      Development Authority, Kaiser
      Permanente Project, Ser I, RB (A)
         3.450%, 04/01/35                                   3,000           2,925
   Golden State, Tobacco Securitization
      Project, Capital Appreciation Project,
      Ser A, RB, AMBAC
      Callable 06/01/18 @ 100
         1.718%, 06/01/23                                   3,500           2,909
   Golden State, Tobacco Securitization
      Project, Enhanced Project,
      RB, FGIC
      Pre-Refunded @ 100 (C)
         5.500%, 06/01/13                                   5,000           5,550
   Golden State, Tobacco Securitization
      Project, Enhanced Project,
      Ser A, RB
      Callable 06/01/10 @ 100
         5.000%, 06/01/20                                   1,000           1,043
   Golden State, Tobacco Securitization
      Project, Enhanced Project,
      Ser B, RB
      Pre-Refunded @ 100 (C)
         5.750%, 06/01/08                                   3,000           3,150
   Golden State, Tobacco Securitization
      Project, Ser 2003-A-1, RB
      Callable 06/01/13 @ 100
         5.000%, 06/01/21                                   8,175           8,252
   Kings River, Conservation District,
      Peaking Project, COP
         5.000%, 05/01/12                                   2,300           2,418
   Mojave, Water Agency, Improvement
      District, Morongo Basin Project,
      GO, FGIC
      Callable 09/01/06 @ 102
         5.600%, 09/01/12                                   1,000           1,031
   Northern California, Tobacco
      Securitization Authority, Asset-
      Backed, Ser A-1, RB,
      Callable 06/01/15 @ 100
         4.750%, 06/01/23                                   1,000             990
   Northern California, Tobacco
      Securitization Authority, Ser B, RB
      Callable 06/01/11 @ 100
         4.375%, 06/01/21                                   1,140           1,186


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 33

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2006

-----------------------------------------------------------------------------------
                                                       Face Amount    Market Value
Description                                           ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------
   Orange County, Ser A, COP, MBIA
      Callable 07/01/06 @ 102
         5.800%, 07/01/16                               $   1,000       $   1,028
   Oroville, Hospital Project, Ser A, RB
      Callable 04/13/06 @ 102
         5.500%, 12/01/06                                   1,000           1,013
   San Diego County, Regional Airport
      Authority, RB, AMBAC
         5.000%, 07/01/11                                   2,135           2,252
   Southern California, Metropolitan
      Water District, Ser B, RB
         5.000%, 07/01/14                                   3,800           4,156
   Temecula Valley, Unified School
      District, GO, FSA
         5.250%, 08/01/15                                   2,000           2,233
   Torrance, Redevelopment Agency,
      Senior Lien, Ser C, TA, MBIA
         5.000%, 09/01/08                                   1,215           1,263
   University of California, Ser A, RB,
      AMBAC
         5.000%, 05/15/13                                   5,500           5,981
                                                                        ---------
                                                                          134,360
                                                                        ---------

COLORADO -- 0.5%
   Colorado State, Department of
      Corrections, Penitentiary II Project,
      Ser B, COP, AMBAC
         5.000%, 03/01/15                                   2,500           2,703
   Colorado State, Healthcare Facilities
      Authority, Catholic Health Initiatives
      Project, Ser A, RB
         5.500%, 12/01/06                                   1,000           1,015
         5.500%, 12/01/07                                   1,000           1,033
   Colorado State, Housing Finance
      Authority, Single-Family Housing
      Project, Ser C-3, RB
      Callable 11/01/07 @ 105
         6.750%, 05/01/17                                      80              83
   Colorado State, Housing Finance
      Authority, Single-Family Housing
      Project, Sub-Ser C, RB
      Callable 08/01/11 @ 102
         4.875%, 08/01/13                                     380             385
                                                                        ---------
                                                                            5,219
                                                                        ---------

CONNECTICUT -- 0.1%
   Connecticut State, Special Tax
      Obligation, Ser B, RB
         6.125%, 09/01/12                                   1,100           1,226
                                                                        ---------

DISTRICT OF COLUMBIA -- 1.2%
   District of Columbia, Convention Center
      Project, Senior Lien, RB, AMBAC
         5.250%, 10/01/12                                   3,000           3,147

-----------------------------------------------------------------------------------
                                                       Face Amount    Market Value
Description                                           ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------
   District of Columbia, Metropolitan
      Washington Airport, Ser A, RB,
      MBIA
         5.000%, 10/01/12                               $   2,645       $   2,800
   District of Columbia, Ser A-1, GO,
      MBIA
         6.500%, 06/01/09                                   1,085           1,181
   District of Columbia, Ser B, GO, MBIA
         6.000%, 06/01/11                                   4,420           4,900
                                                                        ---------
                                                                           12,028
                                                                        ---------

FLORIDA -- 2.5%
   Dade County, Ser CC, GO, AMBAC
         7.125%, 10/01/08                                   1,470           1,634
   Florida State, Division of Finance
      Board, Environmental Protection
      Project, RB, FSA
         6.000%, 07/01/13                                   3,490           3,996
   Florida State, Housing Finance
      Authority, Homeowner Mortgage
      Project, Ser 1, RB, FSA
      Callable 07/01/10 @ 100
         5.750%, 01/01/17                                     200             200
   Hillsborough County, Aviation Authority,
      Tampa International Airport Project,
      Ser A, RB, FSA
         5.500%, 10/01/09                                   4,820           5,143
   Lee County, Solid Waste Systems
      Authority, RB, MBIA
         5.250%, 10/01/09                                   2,500           2,616
   Miami-Dade County, Jackson Health
      Systems Project, Ser B, RB, MBIA
         5.000%, 06/01/14                                   4,370           4,714
   Miami-Dade County, Miami
      International Airport, Ser B, RB, FSA
      Callable 10/01/07 @ 102
         5.000%, 10/01/11                                   3,300           3,415
   Palm Beach County, Solid Waste
      Authority, Ser A, RB, AMBAC
         6.000%, 10/01/08                                   3,300           3,490
                                                                        ---------
                                                                           25,208
                                                                        ---------

GEORGIA -- 2.3%
   Atlanta, Water & Wastewater Authority,
      RB, FSA
         5.250%, 11/01/14                                   1,500           1,654
   Georgia State, Housing & Finance
      Authority, Single Family Mortgage,
      Sub-Ser B-4, RB
      Callable 11/01/09 @ 100
         5.250%, 06/01/20                                   4,080           4,162


--------------------------------------------------------------------------------
34                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

-----------------------------------------------------------------------------------
                                                       Face Amount    Market Value
Description                                           ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------
   Georgia State, Municipal Electric
      Power Authority, RB, AMBAC
         7.000%, 01/01/08                               $   4,355       $   4,627
   Georgia State, Municipal Electric
      Power Authority, RB, AMBAC (D)
         7.000%, 01/01/08                                     145             154
   Georgia State, Municipal Electric
      Power Authority, Ser V, RB, MBIA
         6.500%, 01/01/12                                   3,235           3,576
   Georgia State, Ser C, GO
         6.000%, 07/01/10                                   2,610           2,877
   Georgia State, Ser D, GO
         6.700%, 08/01/10                                   3,600           4,069
   Savannah, Hospital Authority, St.
      Joseph's Health Systems Project,
      Ser B, RB, FSA
      Callable 01/01/09 @ 101
         5.250%, 07/01/09                                   2,625           2,760
                                                                        ---------
                                                                           23,879
                                                                        ---------

HAWAII -- 0.2%
   Hawaii State, Ser CZ, GO, FSA
      Pre-Refunded @ 100 (C)
         5.250%, 07/01/12                                   2,120           2,308
                                                                        ---------

IDAHO -- 1.3%
   Idaho State, Healthcare Facilities
      Authority, St. Lukes Medical Center
      Project, RB, FSA (A)
         2.950%, 07/01/30                                  12,400          12,400
   Idaho State, Housing & Finance
      Association, Single-Family Mortgage
      Project, Ser C, RB
      Callable 01/01/11 @ 100
         5.600%, 01/01/21                                     350             361
                                                                        ---------
                                                                           12,761
                                                                        ---------

ILLINOIS -- 5.5%
   Chicago, Board of Education, School
      Reform Project, Ser A, GO, FGIC
         5.250%, 12/01/17                                   2,330           2,618
   Chicago, Metropolitan Water
      Reclamation District, GO
         6.500%, 12/01/07                                   2,250           2,363
   Chicago, Metropolitan Water
      Reclamation District, Greater
      Chicago Capital Improvements
      Project, GO
         6.900%, 01/01/07                                   1,810           1,861
   Chicago, O'Hare International Airport,
      RB, AMBAC
      Callable 01/01/10 @ 101
         5.500%, 01/01/12                                   5,500           5,864

-----------------------------------------------------------------------------------
                                                       Face Amount    Market Value
Description                                           ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------
   Chicago, Public Building Commerce
      Building, Chicago Transit Authority,
      RB, AMBAC
         5.000%, 03/01/13                               $   2,000       $   2,153
   Chicago, Ser A-2, GO, AMBAC
         6.125%, 01/01/12                                   5,000           5,630
   Chicago, Tax Increment Allocation,
      Ser A, TA, AMBAC (F)
         4.150%, 12/01/07                                   6,970           6,553
   Cook County, GO, MBIA (D)
         7.250%, 11/01/07                                   1,375           1,414
   Granite City, Madison County, Waste
      Management Project, RB
         3.850%, 05/01/27                                   3,000           2,992
   Illinois State, Development Financing
      Authority, Community Rehabilitation
      Providers Project, Ser A, RB
         5.700%, 07/01/07                                   1,290           1,306
   Illinois State, Development Financing
      Authority, Student Housing Project,
      Ser A, RB
         5.000%, 06/01/11                                   1,040           1,079
   Illinois State, Educational Facilities
      Authority, Loyola University Project,
      Ser A, RB (D)
         7.000%, 07/01/07                                   4,585           4,708
   Illinois State, Health Facilities
      Authority, Centegra Health
      Systems Project, RB
         5.500%, 09/01/06                                   2,375           2,388
   Illinois State, Health Facilities
      Authority, Condell Medical
      Center Project, RB
         6.000%, 05/15/10                                   1,070           1,119
   Illinois State, Health Facilities
      Authority, Decatur Memorial
      Hospital Project, RB
         5.500%, 10/01/10                                   1,050           1,113
         5.500%, 10/01/11                                   1,150           1,227
   Illinois State, Metropolitan Pier &
      Exposition, McCormick Project,
      Ser A, RB, MBIA (F)
         4.087%, 12/15/16                                   2,330           1,479
   Springfield, Senior Lien, RB, MBIA
         5.000%, 03/01/14                                   6,000           6,495
   University of Illinois, Auxiliary Facilities
      System, Ser A, RB, AMBAC
         5.500%, 04/01/14                                   2,000           2,235
   University of Illinois, Auxiliary Facilities
      System, Ser B, RB, FGIC
         5.500%, 04/01/15                                   1,635           1,839
                                                                        ---------
                                                                           56,436
                                                                        ---------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 35

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2006

-----------------------------------------------------------------------------------
                                                       Face Amount    Market Value
Description                                           ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------
INDIANA -- 2.8%
   Indiana State, Health Facilities
      Financing Authority, Ascension
      Health Sub Credit Project,
      Ser A, RB
         5.000%, 04/01/11                               $   4,900       $   5,170
   Indiana State, Health Facilities
      Financing Authority, Clarian Health
      Hospital Project, Ser B, RB (A)
         2.970%, 03/01/30                                  13,100          13,100
   Indiana State, Office Building
      Commission, State Office Building II
      Facilities Project, Ser D, RB
         6.900%, 07/01/11                                   5,650           6,174
   Indianapolis, Thermal Energy Systems
      Project, Ser A, RB, MBIA
      Callable 10/01/11 @ 101
         5.500%, 10/01/12                                   2,860           3,129
   Zionsville, Community Schools
      Building Authority, First Mortgage
      Project, Ser A, RB, FSA
         5.000%, 07/15/15                                   1,310           1,421
                                                                        ---------
                                                                           28,994
                                                                        ---------

IOWA -- 0.5%
   Tobacco Settlement Authority, Ser B
      Pre-Refunded @ 101 (C)
         5.600%, 06/01/11                                   5,000           5,481
                                                                        ---------

KANSAS -- 1.2%
   Kansas State, Department of
      Transportation Highway Authority,
      Ser B-1, RB (A)
         2.910%, 09/01/20                                   1,200           1,200
   Kansas State, Department of
      Transportation Highway Authority,
      Ser B-2, RB (A)
         2.910%, 09/01/20                                   2,900           2,900
   Wyandotte County, Unified
      Government Authority,
      Ser 2004, RB, AMBAC
      Callable 09/01/14 @ 105
         5.650%, 09/01/15                                   7,245           8,241
                                                                        ---------
                                                                           12,341
                                                                        ---------

LOUISIANA -- 0.4%
   De Soto Parish, Pollution Control
      Authority, International Paper
      Projects, Ser A, RB
         5.000%, 10/01/12                                   3,600           3,713
                                                                        ---------

MASSACHUSETTS -- 5.9%
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB
         5.500%, 03/01/12                                   3,300           3,536

-----------------------------------------------------------------------------------
                                                       Face Amount    Market Value
Description                                           ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------
   Massachusetts Bay, Transportation
      Authority, Ser A, RB
         5.000%, 07/01/19                               $   5,000       $   5,519
   Massachusetts Bay, Transportation
      Authority, Ser C, RB
         5.250%, 07/01/13                                   1,500           1,646
   Massachusetts State, Construction
      Loan, Ser C, RB, AMBAC (D)
         5.000%, 08/01/10                                     190             201
   Massachusetts State, Construction
      Loan, Ser D, GO, MBIA
         5.500%, 11/01/15                                   3,000           3,390
   Massachusetts State, Development
      Finance Agency, Biomedical
      Research Project, Ser C, RB
      Callable 08/01/10 @ 101
         6.000%, 08/01/11                                   1,000           1,079
   Massachusetts State, Health &
      Educational Facilities Authority,
      Lahey Clinic Medical Center Project,
      Ser C, RB, FGIC
         5.000%, 08/15/14                                   2,395           2,581
   Massachusetts State, Health &
      Educational Facilities Authority,
      Lowell General Hospital Project,
      Ser B, RB, FSA
      Callable 06/01/07 @ 102
         5.250%, 06/01/11                                   1,585           1,645
   Massachusetts State, Municipal
      Wholesale Electric Project No. 6-A,
      RB, MBIA
         5.500%, 07/01/09                                   4,000           4,240
   Massachusetts State, School Building
      Authority, Ser A, RB, FSA
         5.000%, 08/15/14                                   7,000           7,595
   Massachusetts State, Ser B, GO
         5.250%, 08/01/16                                   5,000           5,544
   Massachusetts State, Ser C, GO, FSA
         5.500%, 12/01/17                                   3,000           3,435
   Massachusetts State, Special
      Obligation, Federal Highway
      Project, Ser A, GAN, FSA
         5.000%, 12/15/14                                  10,000          10,780
   Massachusetts State, Water
      Resources Authority, Ser A,
      RB, FGIC
         6.125%, 08/01/11                                   1,500           1,684
   Massachusetts State, Water
      Resources Authority, Ser D,
      RB, MBIA
         5.500%, 08/01/10                                   2,000           2,158
   University of Massachusetts, Building
      Authority, Ser 2, RB, AMBAC
         5.000%, 11/01/14                                   5,000           5,437
                                                                        ---------
                                                                           60,470
                                                                        ---------


--------------------------------------------------------------------------------
36                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

-----------------------------------------------------------------------------------
                                                       Face Amount    Market Value
Description                                           ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------
MICHIGAN -- 3.5%
   Detroit, Convention Facilities, Cobo
      Hall Project, RB, MBIA
         5.000%, 09/30/12                               $   2,000       $   2,158
   Grand Haven, Electric Authority,
      RB, MBIA
         5.500%, 07/01/16                                   6,960           7,924
   Greater Detroit, Resource Recovery
      Authority, Ser B, RB, AMBAC
         6.250%, 12/13/07                                   2,000           2,094
   Kent, Hospital Finance Authority,
      Spectrum Health Project, Ser B, RB
         5.000%, 07/15/11                                   4,250           4,484
   Michigan State, Environmental
      Protection Program, GO
         6.250%, 11/01/12                                   3,000           3,336
   University of Michigan, Hospital
      Project, RB
         5.000%, 12/01/07                                   5,450           5,580
   Wayne Charter County, Detroit Metro
      Project, Ser A, RB, MBIA
         5.250%, 12/01/11                                   9,645          10,103
                                                                        ---------
                                                                           35,679
                                                                        ---------
MISSISSIPPI -- 0.1%
   Mississippi State, Hospital Equipment
      & Facilities Authority, Rush Medical
      Foundation Project, Ser A, RB
         5.400%, 01/01/07                                     205             207
   Mississippi State, Single-Family
      Housing Authority, Ser D, Cl 6,
      RB (A) (E)
         6.650%, 07/01/12                                     315             334
                                                                        ---------
                                                                              541
                                                                        ---------
NEVADA -- 0.5%
   Clark County, School District, Ser C,
      GO, FSA
         5.000%, 06/15/14                                   5,000           5,438
                                                                        ---------
NEW JERSEY -- 5.1%
   Gloucester County, Solid Waste
      Improvement Authority, Waste
      Management Project, Ser A, RB (A)
         6.850%, 12/01/29                                   2,000           2,194
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser I, RB
         5.500%, 09/01/15                                   3,110           3,472
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser O, RB
         5.000%, 03/01/13                                   4,000           4,260

-----------------------------------------------------------------------------------
                                                       Face Amount    Market Value
Description                                           ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------
   New Jersey State, Educational Facilities
      Authority, Higher Education Capital
      Improvements Project, Ser B, RB
         5.750%, 09/01/10                               $   4,220       $   4,568
   New Jersey State, Equipment Lease
      Purchase, Ser A, COP
         5.000%, 06/15/11                                   4,000           4,200
         5.000%, 06/15/14                                   2,500           2,650
   New Jersey State, Health Care
      Facilities Financing Authority,
      Greystone Park Psychiatric Hospital
      Project, RB, AMBAC
         5.000%, 09/15/15                                   6,080           6,627
   New Jersey State, Transportation Trust
      Fund Authority, Transportation
      System Project, Ser B, RB, FGIC
         5.250%, 12/15/11                                   6,650           7,182
   New Jersey State, Transportation Trust
      Fund Authority, Transportation
      System Project, Ser C, RB, FSA
         5.750%, 12/15/14                                   7,615           8,643
   New Jersey State, Transportation Trust
      Fund Authority, Transportation
      Systems Project, Ser A, RB, MBIA
         5.250%, 12/15/14                                   2,000           2,197
   New Jersey State, Transportation Trust
      Fund Authority, Transportation
      Systems Project, Ser C, RB
         5.000%, 06/15/09                                   2,000           2,083
   New Jersey State, Transportation Trust
      Fund Authority, Transportation
      Systems Project, Ser C, RB, FSA
         5.750%, 12/15/12                                   1,500           1,679
   Tobacco Settlement, Financing
      Authority, RB
         5.500%, 06/01/11                                   2,000           2,105
                                                                        ---------
                                                                           51,860
                                                                        ---------
NEW MEXICO -- 1.3%
   Farmington, Pollution Control, Ser B,
      RB, FGIC
         3.550%, 04/01/29                                   5,000           4,975
   Jicarilla, Apache Nation Reservation
      Project, Ser A, RB
         5.000%, 09/01/11                                   1,000           1,043
         5.000%, 09/01/13                                   3,200           3,348
   New Mexico State, Mortgage Finance
      Authority, Single-Family Mortgage
      Program, Ser C-3, RB
      Callable 01/01/07 @ 102 (E)
         5.950%, 07/01/28                                     350             360


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 37

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2006

-----------------------------------------------------------------------------------
                                                       Face Amount    Market Value
Description                                           ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------
   New Mexico State, Mortgage Finance
      Authority, Single-Family Mortgage
      Program, Ser D-2, RB
      Callable 01/01/07 @ 102 (E)
         6.000%, 01/01/29                               $   3,145       $   3,255
                                                                        ---------
                                                                           12,981
                                                                        ---------
NEW YORK -- 16.4%
   Dutchess County, Industrial
      Development Authority, IBM
      Project, RB
      Callable 12/01/09 @ 100
         5.450%, 12/01/29                                   5,500           5,814
   Long Island, Power Authority,
      New York Electric Systems Project,
      Ser A, RB, AMBAC
         6.000%, 12/01/07                                   6,000           6,259
   Metropolitan New York, Transportation
      Authority, Ser C, RB
         5.000%, 11/15/12                                   2,930           3,131
   Nassau County, Tobacco Authority
      Asset Backed Project, Ser A, RB
      Callable 07/15/09 @ 101
         5.600%, 07/15/14                                   2,835           2,858
   New York City, Industrial Development
      Agency, Terminal One Group
      Association Project, RB
         5.500%, 01/01/14                                   2,000           2,140
   New York City, Municipal Assistance
      Authority, Ser I, RB
      Callable 07/01/07 @ 102
         6.250%, 07/01/08                                   2,000           2,114
   New York City, Municipal Water
      Finance Authority, Water & Sewer
      Systems Project, Ser C, RB
      Callable 12/15/05 @ 100 (A) (B)
         2.940%, 06/15/33                                   7,800           7,800
   New York City, Ser A, GO
         5.000%, 08/01/14                                   4,000           4,300
   New York City, Ser B, GO
         5.500%, 08/01/11                                   2,000           2,171
         5.500%, 08/01/12                                   5,000           5,471
         5.250%, 08/01/11                                   2,000           2,148
         5.250%, 08/01/12                                   4,975           5,373
   New York City, Ser B, GO, FSA
         5.250%, 08/01/13                                   4,000           4,375
   New York City, Ser B, GO, XLCA
         7.250%, 08/15/07                                   3,435           3,619
   New York City, Ser B, GO, XLCA (D)
         7.250%, 08/15/07                                     565             596
   New York City, Ser E, GO
         5.250%, 08/01/13                                   5,000           5,431
   New York City, Ser G, GO
         5.000%, 08/01/13                                   2,500           2,675

-----------------------------------------------------------------------------------
                                                       Face Amount    Market Value
Description                                           ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------
   New York City, Ser H, GO, FGIC
      Callable 08/01/14 @ 100
         5.000%, 08/01/15                               $   3,500    $      3,780
   New York City, Ser I, GO
         5.000%, 08/01/13                                   2,000           2,140
   New York City, Ser I, GO, AMBAC
         5.750%, 03/15/07                                      10              10
   New York City, Ser I, GO, AMBAC
      Pre-Refunded @ 101 (C)
         5.750%, 03/15/06                                     510             518
   New York City, Ser J, GO
      Callable 08/01/07 @ 101
         6.125%, 08/01/11                                       5               5
   New York City, Ser J, GO
      Pre-Refunded @ 101 (C)
         6.125%, 08/01/07                                     365             382
   New York City, Sub-Ser F-1, GO
         5.000%, 09/01/17                                   4,000           4,280
   New York City, Transitional Authority,
      Sub-Ser C4, RB (A)
         2.940%, 08/01/31                                   3,000           3,000
   New York City, Transitional Finance
      Authority, Future Secured Tax
      Project, Ser C, RB (D)
         5.500%, 02/01/09                                     150             159
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser A, RB
      Callable 11/01/11 @ 100 (G)
         5.500%, 11/01/26                                   3,250           3,539
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser C, RB
         5.500%, 02/01/09                                     940             993
   New York State, Dormitory Authority,
      Department of Health Project, RB
         5.250%, 07/01/10                                   3,040           3,230
   New York State, Dormitory Authority,
      New York Methodist Hospital
      Project, RB
         5.250%, 07/01/12                                   1,575           1,675
         5.250%, 07/01/13                                   1,760           1,879
         5.250%, 07/01/14                                   1,855           1,994
   New York State, Dormitory
      Authority, Presbyterian Hospital
      Project, RB, AMBAC
      Callable 02/01/08 @ 101
         4.400%, 08/01/13                                     195             196
   New York State, Dormitory
      Authority, Ser B, RB
      Callable 05/15/12 @ 100 (A)
         5.250%, 11/15/23                                  10,000          10,748


--------------------------------------------------------------------------------
38                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   New York State, Dormitory Authority,
      Ser B, RB, XLCA (A)
         5.250%, 07/01/32                                   $  4,275   $       4,631
   New York State, Dormitory Authority,
      State University Educational
      Facilities Project, RB, MBIA
      Callable 05/15/10 @ 101
         6.000%, 05/15/15                                      4,000           4,412
   New York State, Dormitory Authority,
      State University Educational
      Facilities, Ser A, RB, MBIA
         5.500%, 05/15/13                                      8,125           8,948
   New York State, Environmental
      Facilities Authority, New York City
      Water Project, RB
         5.750%, 06/15/12                                        190             213
   New York State, Environmental
      Facilities Authority, Revolving
      Funds, RB, MBIA
         6.000%, 06/15/12                                      3,250           3,671
   New York State, Environmental
      Facilities Authority, Ser A, RB
         5.000%, 03/15/12                                      2,000           2,138
   New York State, Mortgage Agency,
      Homeowner Mortgage
      Project, Ser 87, RB
      Callable 09/01/09 @ 100
         5.150%, 04/01/17                                      1,570           1,612
   New York State, Tobacco Settlement
      Financing, Ser A-1, RB
      Callable 06/01/06 @ 100
         5.250%, 06/01/12                                      1,525           1,532
   New York State, Urban Development,
      Capital Correctional Facilities
      Project, Ser A, RB, FSA
         6.500%, 01/01/10                                      4,135           4,585
   New York State, Urban Development,
      Ser A, RB
         5.250%, 01/01/21                                      2,750           2,867
         5.000%, 01/01/17                                      1,175           1,245
   New York State, Urban Development,
      Ser A, RB, MBIA
         5.250%, 01/01/11                                     18,000          19,395
   Tsasc, Inc., New York TFABS,
      Ser 1, RB
      Pre-Refunded @ 101
         5.750%, 07/15/09                                      2,520           2,702
   Tsasc, Ser 1, RB
      Callable 06/01/16 @ 100
         4.750%, 06/01/22                                      4,325           4,325
                                                                       -------------
                                                                             167,079
                                                                       -------------

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
NORTH CAROLINA -- 1.9%
   Charlotte, Convention Facilities Project,
      Ser A, COP
         5.000%, 08/01/11                                   $  2,000   $       2,133
         5.000%, 08/01/13                                      7,300           7,884
   North Carolina State, Municipal
      Power Agency, RB, MBIA
         7.250%, 01/01/07                                      2,000           2,060
   North Carolina State, Municipal
      Power Agency, Ser A, RB, MBIA
         5.750%, 01/01/09                                      6,850           7,274
                                                                       -------------
                                                                              19,351
                                                                       -------------
OHIO -- 0.6%
   Erie County, Hospital Facilities
      Authority, Firelands Regional
      Medical Center, Ser A, RB
         5.500%, 08/15/10                                      1,000           1,046
   Lakewood, Hospital Improvements
      Authority, Lakewood Hospital
      Association Project, RB
         5.500%, 02/15/13                                      2,500           2,684
   Ohio State, GO
         6.100%, 08/01/12                                      2,000           2,275
                                                                       -------------
                                                                               6,005
                                                                       -------------
OREGON -- 0.2%
   Cow Creek, Band Umpqua Tribe of
      Indians, Ser B, RB, AMBAC
         5.100%, 07/01/12                                      1,700           1,711
                                                                       -------------
PENNSYLVANIA -- 3.7%
   Delaware Valley, Regional Finance
      Authority, RB
         5.750%, 07/01/17                                      3,000           3,401
         5.500%, 07/01/12                                      5,925           6,459
   Erie, Higher Education Building
      Authority, Mercyhurst College
      Project, Ser A, RB
      Callable 03/15/15 @ 100
         4.750%, 03/15/20                                      2,500           2,497
   Kennett, Consolidated School District,
      GO, MBIA
         5.000%, 02/15/15                                      1,000           1,094
   Montgomery County, Higher Education
      & Health Authority, Abington
      Memorial Hospital Project, Ser A,
      RB, AMBAC
         5.000%, 06/01/08                                      1,000           1,032
   New Castle Area, Hospital Authority,
      Jameson Memorial Hospital,
      RB, MBIA
         5.500%, 07/01/08                                      1,605           1,675


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 39

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Pennsylvania State, Economic
      Development Financing Authority,
      Colver Project, Ser F, RB, AMBAC
         5.000%, 12/01/14                                   $  4,000   $       4,275
   Pennsylvania State, Higher Education
      Facilities Authority, Allegheny
      Delaware Valley Obligation Project,
      Ser A, RB, MBIA
         5.500%, 11/15/08                                      1,000           1,034
   Pennsylvania State, Higher Education
      Facilities Authority, Waynesburg
      College Project, Ser J4, RB (A)
         3.300%, 05/01/32                                      3,600           3,519
   Pennsylvania State, Housing Finance
      Agency, Single-Family Mortgage
      Project, RB
      Callable 10/01/06 @ 102 (E)
         5.300%, 10/01/07                                      1,000           1,012
   Pennsylvania State, Industrial
      Development Authority, RB, AMBAC
         7.000%, 07/01/07                                      1,000           1,045
   Philadelphia, School District, Ser B,
      GO, FGIC
         5.500%, 08/01/09                                      4,400           4,686
   Sayre, Healthcare Facilities, Guthrie
      Health Project, Ser A, RB
         6.000%, 12/01/11                                      3,420           3,682
   Scranton-Lackawanna, Health &
      Welfare Authority, Community
      Medical Center Project, RB, MBIA
         5.500%, 07/01/07                                      2,585           2,650
   Westmoreland County, Municipal
      Authority, Special Obligation, GO (D)
         9.125%, 07/01/10                                         70              75
                                                                       -------------
                                                                              38,136
                                                                       -------------
RHODE ISLAND -- 0.5%
   Rhode Island State, Housing &
      Mortgage Finance Authority,
      Homeownership Opportunity
      Project, Ser 25A, RB
      Callable 10/01/07 @ 101.5
         4.950%, 10/01/16                                        835             838
   Rhode Island State, Housing &
      Mortgage Finance Authority,
      Homeownership Opportunity
      Project, Ser 49-C, RB
         4.000%, 03/20/08                                      4,000           4,035
                                                                       -------------
                                                                               4,873
                                                                       -------------

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
SOUTH CAROLINA -- 1.4%
   Piedmont, Municipal Power Agency,
      South Carolina Electric, Ser A,
      RB, FGIC
         6.500%, 01/01/16                                   $    800   $         968
   Piedmont, Municipal Power Agency,
      South Carolina Electric, Ser A,
      RB, FGIC (D)
         6.500%, 01/01/16                                      1,020           1,242
   Richland County, International Paper
      Projects, Ser A, RB
         4.250%, 10/01/07                                      5,150           5,163
   South Carolina State, Hospital
      Facilities Authority, Medical
      University Project, RB
      Pre-Refunded @ 101 (C)
         5.625%, 07/01/11                                      2,885           3,096
   Western Carolina, Regional Sewer
      Authority, Ser B, RB, FSA
         5.000%, 03/01/14                                      3,235           3,534
                                                                       -------------
                                                                              14,003
                                                                       -------------
SOUTH DAKOTA -- 0.2%
   South Dakota State, Health &
      Educational Facilities Authority,
      McKennan Hospital Project, RB,
      MBIA
         6.000%, 07/01/08                                      1,025           1,079
   South Dakota State, Health &
      Educational Facilities Authority,
      Prairie Healthcare Project, RB,
      ACA Insured
         5.200%, 04/01/08                                        650             661
                                                                       -------------
                                                                               1,740
                                                                       -------------
TENNESSEE -- 1.7%
   Hendersonville, Industrial Development
      Authority, Ashford 83 Association
      Project, RB
      Callable 12/15/06 @ 102
         5.950%, 12/15/08                                        570             581
   Metropolitan Government Nashville &
      Davidson Counties, Cab Converter,
      RB, FGIC
         7.700%, 01/01/12                                      5,000           5,795
   Metropolitan Nashville, Airport
      Authority, Improvements Project,
      Ser A, RB
         6.600%, 07/01/08                                      2,000           2,133
   Shelby County, Health & Educational
      Facilities Authority, Baptist Memorial
      Healthcare, Ser A, RB (A)
         5.000%, 09/01/20                                      8,200           8,435
                                                                       -------------
                                                                              16,944
                                                                       -------------


--------------------------------------------------------------------------------
40                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
TEXAS -- 8.4%
   Austin, Utility Systems, RB, AMBAC
         6.750%, 11/15/12                                   $ 10,090   $      11,835
   Birdville, Independent School District, GO
         5.000%, 02/15/10                                      2,300           2,427
   Carrollton, Farmers Branch
      Independent School District, GO
         5.500%, 02/15/11                                      3,905           4,242
   Carrollton, Farmers Branch
      Independent School District, GO
      Callable 02/15/09 @ 100
         5.750%, 02/15/10                                      1,605           1,705
   Corpus Christi, General Improvement
      Project, GO, FSA
         5.000%, 03/01/14                                      6,065           6,565
   Cypress-Fairbanks, Independent
      School District, GO
         6.750%, 02/15/08                                      1,000           1,061
   Deer Park, Independent School
      District, GO
         6.000%, 02/15/08                                      2,000           2,094
   Harris County, GO (D)
         6.000%, 12/15/11                                      3,895           4,374
   Harris County, Health Facilities
      Development Authority, Memorial
      Hospital Systems Project, Ser A,
      RB, MBIA
         6.000%, 06/01/09                                      1,825           1,953
   Harris County, Health Facilities
      Development, Christus Health
      Project, RB, MBIA (D)
         5.375%, 07/01/08                                        485             506
   Harris County, Health Facilities
      Development, Christus Health
      Project, Ser A, RB, MBIA
         5.375%, 07/01/08                                      3,360           3,478
   Harris County, Toll Road Authority,
      Ser B-2, RB, FGIC
         5.000%, 08/15/21                                      5,000           5,228
   Harris County, Toll Road Authority,
      Sub Lien, RB, FGIC
         6.000%, 08/01/12                                      6,000           6,770
   Houston, Airport Systems Authority,
      Sub Lien, Ser A, RB, FSA
         6.000%, 07/01/09                                      5,000           5,331
   Houston, Hotel Occupancy Tax &
      Special Revenue, Convention &
      Entertainment Project, Ser B, RB,
      AMBAC
         5.500%, 09/01/09                                      2,500           2,661
   Houston, Hotel Occupancy Tax &
      Special Revenue, Convention &
      Entertainment Project, Ser B, RB,
      AMBAC (F)
         5.210%, 09/01/15                                      5,500           3,724

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Houston, Ser C, GO
         7.000%, 03/01/08                                   $  3,660   $       3,780
   Houston, Ser C, GO
      Pre-Refunded @ 100 (C)
         7.000%, 03/01/06                                        340             340
   Humble Island, Independent
      School District, Ser A, GO
         5.250%, 02/15/14                                      2,635           2,895
   Northside, Independent School
      District, GO
         5.000%, 06/15/13                                      2,270           2,452
   Northside, Independent School
      District, Ser A, GO
         5.000%, 02/15/12                                      2,170           2,322
   San Antonio, Airport Systems
      Authority, Ser 2003, RB, FSA
         6.000%, 07/01/12                                      2,045           2,262
   San Antonio, Electric & Gas
      Authority, Ser 2000, RB (D)
         5.750%, 02/01/11                                      1,540           1,644
   San Antonio, Water Authority, RB
         6.250%, 05/15/08                                      1,000           1,057
   Southwest, Higher Education
      Authority, Southern Methodist
      University Project, RB, AMBAC
         5.250%, 10/01/10                                      2,350           2,515
   Tarrant, Regional Water District
      Authority, RB, FSA
         5.000%, 03/01/11                                      2,000           2,135
   Texas State, Municipal Power Agency,
      RB, MBIA (D) (F)
         4.080%, 09/01/16                                         25              16
                                                                       -------------
                                                                              85,372
                                                                       -------------
UTAH -- 0.7%
   Salt Lake County, Hospital Authority,
      IHC Health Services Project, RB, AMBAC
         5.500%, 05/15/09                                      1,000           1,058
   Utah State, Intermountain Power
      Agency Power Supply, Ser A, RB, MBIA
         6.000%, 07/01/08                                      6,000           6,328
                                                                       -------------
                                                                               7,386
                                                                       -------------
VIRGINIA -- 1.2%
   Charles City County, Industrial
      Development Authority, Waste
      Management Project, RB
         4.875%, 02/01/09                                      5,250           5,355
   Fairfax County, Economic
      Development Authority,
      Ser A, RB, AMBAC
         6.100%, 02/01/11                                      5,000           5,506


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 41

STATEMENT OF NET ASSETS (Unaudited)

Intermediate-Term Municipal Fund (Concluded)
February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   King George County, Industrial
      Development Authority, Waste
      Management Project, Ser A, RB
         4.100%, 06/01/23                                   $  1,685   $       1,683
                                                                       -------------
                                                                              12,544
                                                                       -------------
WASHINGTON -- 3.1%
   Clark County, Public Utility District
      Authority, RB, AMBAC
         5.500%, 01/01/11                                      3,000           3,255
   Clark County, Public Utility District
      Authority, RB, FSA
      Callable 01/01/10 @ 100
         5.625%, 01/01/11                                      1,500           1,604
   Washington State, Public Power
      Supply Systems Authority,
      Nuclear Project No. 2,
      Ser A, RB
         6.000%, 07/01/07                                      3,850           3,976
   Washington State, Public Power Supply
      Systems Authority, Nuclear Project
      No. 2, Ser A, RB
      Callable 07/01/08 @ 102
         5.000%, 07/01/12                                      3,000           3,146
   Washington State, Public Power Supply
      Systems Authority, Ser B, RB
         7.250%, 07/01/09                                        120             127
   Washington State, Public Power Supply
      Systems Authority, Ser B, RB (D)
         7.250%, 07/01/09                                      1,955           2,075
   Washington State, Ser B &
      Ser AT-7, GO
         6.250%, 06/01/10                                      4,550           5,024
   Washington State, Tobacco Settlement
      Authority, RB
      Callable 06/01/13 @ 100
         6.500%, 06/01/26                                      7,635           8,341
   Washington State, Tobacco Settlement
      Financing, RB
         6.250%, 06/01/11                                      4,000           4,315
                                                                       -------------
                                                                              31,863
                                                                       -------------
WISCONSIN -- 0.2%
   Badger, Tobacco Asset
      Securitization, RB
         6.125%, 06/01/27                                        470             498
   Wisconsin State, Housing & Economic
      Development Authority, Ser E, RB
      Callable 07/01/10 @ 100
         5.750%, 09/01/27                                      1,550           1,558
                                                                       -------------
                                                                               2,056
                                                                       -------------

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
WYOMING -- 0.2%
   Teton County, Hospital Authority, RB,
      ACA Insured
      Callable 12/01/08 @ 101
         5.800%, 12/01/17                                   $  1,950   $       2,033
                                                                       -------------
PUERTO RICO -- 4.8%
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser QQ, RB, XLCA
         5.500%, 07/01/16                                      3,000           3,412
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB (E)
         5.500%, 07/01/12                                      2,000           2,177
   Puerto Rico Commonwealth, Public
      Buildings Authority, Ser J, RB
      Callable 07/01/12 @ 100 (E)
         5.000%, 07/01/28                                      7,000           7,306
   Puerto Rico Commonwealth, Public
      Finance Authority, Ser A, RB
      Callable 02/01/12 @ 100 (B)
         5.750%, 08/01/27                                     27,365          29,549
   Puerto Rico Commonwealth, Public
      Improvements Project, Ser C, GO
         6.000%, 07/01/13                                      5,000           5,231
   Puerto Rico Commonwealth,
      Ser A, GO
      Callable 07/01/12 @ 100
         5.000%, 07/01/30                                      1,500           1,566
                                                                       -------------
                                                                              49,241
                                                                       -------------
VERMONT -- 0.2%
   Vermont State, Housing Finance
      Agency, Housing Project,
      Ser 23, RB, FSA
      Callable 11/01/14 @ 100
         5.000%, 05/01/34                                      2,300           2,366
                                                                       -------------
Total Municipal Bonds
   (Cost $999,447) ($ Thousands)                                           1,007,993
                                                                       -------------

TAX EXEMPT CORPORATE BOND -- 0.6%

COLORADO -- 0.6%
   San Manuel Entertainment
      Callable 12/01/13 @ 102 (H)
         4.500%, 12/01/16                                      6,000           5,984
                                                                       -------------
Total Tax Exempt Corporate Bond
   (Cost $5,956) ($ Thousands)                                                 5,984
                                                                       -------------


--------------------------------------------------------------------------------
42                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------
                                                                           Value
Description                                               Shares       ($ Thousands)
------------------------------------------------------------------------------------
CASH EQUIVALENT -- 0.0%

   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 2.88%+                             37,856   $          38
                                                                       -------------
Total Cash Equivalent
   (Cost $38) ($ Thousands)                                                       38
                                                                       -------------
Total Investments -- 99.5%
   (Cost $1,005,441) ($ Thousands)                                         1,014,015
                                                                       -------------

OTHER ASSETS AND LIABILITIES -- 0.5%
Payable for Investment Securities Purchased                                   (4,803)
Payable for Fund Shares Redeemed                                              (1,281)
Investment Advisory Fees Payable                                                (253)
Income Distributions Payable                                                    (231)
Administration Fees Payable                                                     (177)
Trustees' Fees Payable                                                           (14)
Other Assets and Liabilities, Net                                             11,719
                                                                       -------------
Total Other Assets and Liabilities                                             4,960
                                                                       -------------
Net Assets -- 100.0%                                                   $   1,018,975
                                                                       =============

NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                           $   1,011,717
Undistributed net investment income                                              200
Accumulated net realized loss on investments                                  (1,516)
Net unrealized appreciation on investments                                     8,574
                                                                       -------------
Net Assets                                                             $   1,018,975
                                                                       =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($1,018,975 / 94,308,434 shares)                                           $10.80
                                                                       =============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
+ Affiliated Security -- See Note 3 in the Notes to Financial Statements. Rate shown is the 7-day effective yield as of February 28, 2006.

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)   Pre-Refunded Security -- the maturity date shown is the pre-refunded date.

(D)   Security is escrowed to maturity.

(E)   Securities are collateralized under an agreement from FHA/FNMA/GNMA.

(F) Zero coupon bond. The rate shown is the effective yield at the time of purchase.

(G) Step Bonds -- The rate reflected on the Statement of Net Assets is the effective yield on February 28, 2006. The coupon on a step bond changes on a specified date.

(H) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2006, the value of these securities amounted to $5,984 ($Thousands) representing 0.6% of the net assets of the Fund.

ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Agency
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Note
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
TFABS -- Tobacco Flexible Amortization Bonds
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 43

STATEMENT OF NET ASSETS (Unaudited)

Short Duration Municipal Fund
February 28, 2006

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATIERAL.]

   28.0% Education
   23.7% General Obligations
   10.0% General Revenue
    6.2% Public Facilities
    6.2% Transportation
    6.2% Power
    5.5% Industrial Development
    4.1% Healthcare
    2.4% Housing
    2.2% Water
    2.1% Utilities
    2.0% Pollution Control
    1.0% Equipment
    0.4% Nursing Homes
    0.0% Short Term Investment

*     Percentages based on total investments.

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 101.6%

ALABAMA -- 1.4%
   Oxford, SW, AMBAC
      Pre-Refunded @ 102 (C)
         5.750%, 09/01/06                                   $  2,500   $       2,579
                                                                       -------------
ARIZONA -- 2.0%
   Arizona State, School Facilities Board,
      Ser B, COP, FSA
         5.000%, 09/01/06                                      1,250           1,260
   Maricopa County, Industrial
      Development Authority, Horizon
      Community Learning Center Project,
      RB, ACA Insured
      Pre-Refunded @ 102 (C)
         6.375%, 06/01/30                                      1,000           1,055
   Maricopa County, Sun City Hospital
      Authority, Ser A, RB (D)
         7.875%, 01/01/07                                        250             259
   Phoenix, Civic Improvement Authority,
      Senior Lien, Ser B, RB
         5.000%, 07/01/07                                      1,000           1,020
                                                                       -------------
                                                                               3,594
                                                                       -------------
ARKANSAS -- 0.6%
   Arkansas State, Development Finance
      Authority, Revolving Loan Funding
      Project, Ser A, RB
         4.000%, 06/01/08                                      1,000           1,009
                                                                       -------------
CALIFORNIA -- 1.5%
   California State, Economic
      Development Authority, Ser A, GO
         3.000%, 07/01/06                                        750             749

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   California State, Health Facilities
      Finance Authority, Municipal
      Securites Trust Receipts
      Ser CMC6, RB, FSA
         3.230%, 06/01/12                                   $  2,000   $       2,000
                                                                       -------------
                                                                               2,749
                                                                       -------------
COLORADO -- 0.1%
   Denver (City & County), Multi-Family
      Housing Authority, Ogden
      Residences Project, RB (B)
         3.010%, 12/01/29                                        100             100
                                                                       -------------
FLORIDA -- 2.0%
   Florida State, Board of Education,
      Public Education Project, Ser J, GO
         4.000%, 06/01/06                                        200             201
   Jacksonville, Electric Authority,
      St. Johns River Issue, RB
      Callable 04/01/06 @ 101
         5.500%, 10/01/06                                        200             202
   Tampa, Guaranteed Entitlement, RB,
      AMBAC
         6.000%, 10/01/06                                      1,945           1,974
   Volusia County, Educational Facility
      Authority, Embry-Riddle Project, RB,
      Radian Insured
         4.500%, 10/15/07                                      1,220           1,235
                                                                       -------------
                                                                               3,612
                                                                       -------------
GEORGIA -- 1.5%
   Fulton County, Residential Care
      Authority, Lenbrook Square
      Foundation Project, RB (A) (B)
         3.050%, 01/01/18                                        350             350
   Gainesville & Hall Counties, Senior
      Living Facilities, Lanier Village
      Project, Ser A, RB
      Callable 03/13/06 @ 100 (A) (B)
         3.030%, 11/15/10                                        235             235
   Gainesville & Hall Counties, Senior
      Living Facilities, Lanier Village
      Project, Ser B, RB, Radian
      Insured (A)
         3.030%, 11/15/33                                        100             100
   Marietta, Housing Authority, Essential
      Function Project, RB
      Callable 02/01/07 @ 103 (B)
         3.950%, 02/01/19                                      2,000           2,002
                                                                       -------------
                                                                               2,687
                                                                       -------------


--------------------------------------------------------------------------------
44                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
ILLINOIS -- 4.1%
   Chicago, Ser A, GO, MBIA
         5.250%, 01/01/08                                   $  1,365   $       1,395
   Illinois State, 1st Ser, GO
         5.500%, 08/01/07                                        200             206
   Illinois State, Metropolitan Pier &
      Exposition Authority, McCormick
      Place Expansion Project, Ser A, RB
         5.000%, 06/15/06                                        500             502
   Illinois State, Sales Tax Revenue
      Authority, RB
         5.000%, 06/15/08                                      1,000           1,033
   Lombard County, Installment Contract
      Certificates, GO, MBIA
         4.750%, 07/01/07                                        200             203
   Winnebago & Boone Counties,
      School District, TAW
         4.180%, 10/02/06                                      4,000           4,009
                                                                       -------------
                                                                               7,348
                                                                       -------------
INDIANA -- 6.5%
   Carmel, Waterworks Authority, Ser B, BAN
         3.400%, 11/17/06                                      1,000             997
   GAF, Tax Exempt Bond Grantor Trust, RB (A) (B)
         3.650%, 10/01/12                                      1,740           1,740
   Hamilton, Southeastern Consolidated
      School Building, First Mortgage, RB, FSA
         3.000%, 01/15/07                                      1,060           1,053
   Indianapolis, Industrial Development
      Authority, Joint & Clutch Service
      Project, RB (A) (B)
         3.275%, 12/01/14                                      1,000           1,000
   North Adams, Community Schools,
      Temporary Loan Warrants
         4.000%, 12/29/06                                      2,500           2,508
   Porter County, Hospital Association,
      Hospital Project, RB
      Pre-Refunded @ 102 (C)
         5.700%, 12/01/07                                      1,000           1,058
   Purdue University, Student Fee Project,
      Ser O, RB
         3.650%, 07/01/06                                      1,540           1,541
   Tippecanoe County, School District, GO, MBIA
         2.000%, 07/01/06                                        800             795
   Zionsville County, BAN
      Callable 03/21/06 @ 100
         3.300%, 01/01/07                                      1,000             992
                                                                       -------------
                                                                              11,684
                                                                       -------------

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
IOWA -- 1.5%
   Coralville, Annual Appropriation
      Project, Ser K 2, GO
         5.000%, 06/01/07                                   $  1,200   $       1,222
   Iowa State, Higher Education Loan
      Authority, Clarke College Project,
      Ser B, RAN
         4.200%, 05/24/06                                      1,500           1,502
                                                                       -------------
                                                                               2,724
                                                                       -------------
KANSAS -- 1.6%
   Kansas State, Department of
      Transportation Highway Authority,
      Ser A, RB (D)
         7.250%, 09/01/08                                      1,410           1,537
   Wyandotte County, Unified
      Government, Municipal Temporary
      Notes, Ser III, GO
         2.750%, 04/01/06                                      1,280           1,279
                                                                       -------------
                                                                               2,816
                                                                       -------------
KENTUCKY -- 2.2%
   Newport, BAN
      Callable 04/13/06 @ 100
         3.550%, 12/01/06                                      2,000           1,997
   Northern Kentucky, Water District
      Authority, BAN
      Callable 03/24/06 @ 100
         3.250%, 05/01/07                                      2,000           1,987
                                                                       -------------
                                                                               3,984
                                                                       -------------
LOUISIANA -- 1.1%
   Louisiana State, Energy & Power
      Authority, RB, FSA
         5.500%, 01/01/08                                      1,000           1,034
   New Orleans, Exhibition Hall Authority,
      RB, AMBAC (D) (E)
         5.080%, 07/15/06                                        175             170
   Shreveport, Water & Sewer Authority,
      RB, XLCA Insured
         4.000%, 06/01/06                                        730             731
                                                                       -------------
                                                                               1,935
                                                                       -------------
MAINE -- 0.5%
   Maine State, GO
         4.000%, 07/15/07                                      1,000           1,007
                                                                       -------------
MASSACHUSETTS -- 6.4%
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB
         7.000%, 03/01/08                                      1,000           1,068


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 45

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser B, RB
      Pre-Refunded @ 101 (C)
         5.000%, 03/01/07                                   $  1,000   $       1,024
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System, Ser A, RB
         7.000%, 03/01/07                                      1,500           1,552
   Massachusetts State, Construction
      Loan, Ser C, GO
         5.000%, 08/01/07                                        965             985
   Massachusetts State, Construction
      Loan, Ser C, GO (D)
         5.000%, 08/01/07                                         35              36
   Massachusetts State, School Building
      Authority, Ser A, RB
         5.000%, 08/15/07                                      1,000           1,022
   Massachusetts State, Ser A, GO
         5.250%, 01/01/08                                      2,000           2,062
   New Bedford, BAN
         4.000%, 02/16/07                                      2,849           2,862
   Stoughton, BAN
         3.750%, 05/12/06                                      1,016           1,017
                                                                       -------------
                                                                              11,628
                                                                       -------------
MICHIGAN -- 6.1%
   Bridgeport Spaulding, Community
      School District, SAN
         3.750%, 06/27/06                                      2,500           2,500
   Hudsonville, Public Schools, GO, FGIC
      Pre-Refunded @ 100 (C)
         5.150%, 05/01/08                                      1,710           1,772
   Michigan State, Building Authority,
      Facilities Program, Ser I, RB, FSA
         5.000%, 10/15/07                                      1,000           1,024
   Michigan State, Environmental
      Program, Ser A, GO
         5.000%, 05/01/08                                      2,200           2,269
   Michigan State, New Center
      Development Project, COP, MBIA (D)
         5.500%, 09/01/07                                      1,660           1,708
   Michigan State, Public Power Agency,
      Campbell Project, Ser A, RB, AMBAC
         5.500%, 01/01/07                                      1,670           1,697
                                                                       -------------
                                                                              10,970
                                                                       -------------
MINNESOTA -- 0.8%
   Arden Hills, Housing & Health
      Authority, Presbyterian Homes
      Project, Ser A, RB (A) (B)
         3.050%, 09/01/29                                        150             150

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Northern Minnesota, Municipal Power
      Agency, Electricity Systems Project,
      RB, FSA
         5.500%, 01/01/08                                   $  1,250   $       1,295
                                                                       -------------
                                                                               1,445
                                                                       -------------
MISSISSIPPI -- 0.7%
   Mississippi State, University
      Educational Building Authority,
      Residence Hall & Campus
      Improvement Project, RB, MBIA
         5.000%, 08/01/08                                      1,245           1,289
                                                                       -------------
MISSOURI -- 3.5%
   Missouri State, Environmental
      Improvement & Energy Authority,
      State Revolving Funding Program
      Project, RB
         6.000%, 01/01/07                                      1,000           1,022
   Missouri State, Health & Educational
      Facilities Authority, Christian
      Brothers Project, Ser A, RB (A) (B)
         3.050%, 10/01/32                                        100             100
   Missouri State, Health & Educational
      Facilities Authority, Private Education
      Program, RAN, Ser B, RB
         4.750%, 04/25/06                                      2,000           2,001
   Missouri State, Health & Educational
      Facilities Authority, St. Louis
      University Project, Ser B, RB (A)
         3.050%, 10/01/24                                        200             200
   Missouri State, Regional Convention &
      Sports Complex, Convention &
      Sports Facility Project, Ser A-1, RB
         5.000%, 08/15/07                                      1,925           1,966
   Springfield, Public Building
      Improvement, Capital Improvement
      Program, Ser L, RB, AMBAC
         3.000%, 03/01/06                                        985             985
                                                                       -------------
                                                                               6,274
                                                                       -------------
MONTANA -- 2.6%
   Helena, Higher Education
      Authority, Carroll College
      Campus Housing Project, RB
      Callable 04/03/06 @ 100 (A) (B)
         3.050%, 10/01/32                                        150             150
   Montana State, Board Investment
      Authority, Inter Capital Project, RB
      Callable 03/01/06 @ 100 (A)
         2.600%, 03/01/25                                      4,500           4,500
                                                                       -------------
                                                                               4,650
                                                                       -------------


--------------------------------------------------------------------------------
46                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
NEVADA -- 2.1%
   Clark County, GO
      Pre-Refunded @ 101 (C)
         5.375%, 06/01/06                                   $  2,240   $       2,295
   Clark County, School District, Ser A,
      GO, FGIC
         5.250%, 06/15/06                                      1,500           1,508
                                                                       -------------
                                                                               3,803
                                                                       -------------
NEW JERSEY -- 10.0%
   Dumont, TAN
         3.625%, 04/06/06                                      2,000           2,000
   Flemington, BAN
         3.250%, 04/13/06                                      1,370           1,369
   Hudson County, COP, MBIA
         6.000%, 06/01/08                                      1,360           1,428
   New Jersey State, Economic
      Development Authority, Senior Lien,
      Ser A, RB, MBIA
         5.000%, 07/01/06                                      3,000           3,016
   New Jersey State, Educational Facilities
      Authority, Higher Education Trust
      Fund Project, Sub-Ser A-1, RB
         5.000%, 09/01/07                                      2,500           2,552
   New Jersey State, Equipment Lease
      Purchase, Ser A, COP
         5.000%, 06/15/08                                      1,750           1,800
   New Jersey State, Turnpike Authority,
      Ser C, RB (D)
         6.500%, 01/01/08                                      4,400           4,636
   Park Ridge, Board of Education, GAN
         3.750%, 08/09/06                                      1,340           1,341
                                                                       -------------
                                                                              18,142
                                                                       -------------
NEW MEXICO -- 0.5%
   Farmington, Utility Systems Authority,
      RB, AMBAC (D)
         9.875%, 01/01/08                                        370             395
   New Mexico State, Finance Authority,
      Public Projects Revolving Funding
      Project, Ser B-1, RB, AMBAC
         4.000%, 06/01/06                                        540             541
                                                                       -------------
                                                                                 936
                                                                       -------------
NEW YORK -- 1.8%
   Marlboro, Central School District,
      School Building Improvements
      Project, BAN
         3.750%, 04/13/06                                      1,635           1,635
   New York City, Municipal Assistance
      Authority, Ser O, RB
         5.250%, 07/01/06                                        100             101

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   New York State, Urban Development
      Corporate Revenue Authority, State
      Personal Income Tax Project,
      Ser A, RB
         4.000%, 03/15/07                                   $  1,500   $       1,508
                                                                       -------------
                                                                               3,244
                                                                       -------------
NORTH CAROLINA -- 2.3%
   North Carolina State, GO
         5.000%, 03/01/08                                      1,500           1,545
   North Carolina State, Municipal Power
      Agency, Ser A, RB, AMBAC
         4.000%, 01/01/09                                      2,540           2,572
                                                                       -------------
                                                                               4,117
                                                                       -------------
OHIO -- 7.6%
   American Municipal Power-Ohio
      Incorporated, Columbus - Electrical
      Systems Project, BAN
         3.000%, 07/13/06                                        525             523
   American Municipal Power-Ohio
      Incorporated, Electrical Systems
      Project, BAN
         3.000%, 06/30/06                                      1,500           1,495
   American Municipal Power-Ohio
      Incorporated, Hubbard Project, BAN
         3.500%, 12/13/06                                        945             944
   Cincinnati, School Computer
      Technology Project, GO, FSA
         5.000%, 12/01/07                                      1,225           1,257
   Defiance, City School District, School
      Improvement Project, BAN
         4.250%, 06/22/06                                      1,000           1,002
   Greene County, Water Systems
      Revenue Authority, Ser A, RB, FGIC
      Pre-Refunded @ 102 (C)
         6.125%, 12/01/07                                      1,000           1,065
   Ohio State, Building Authority,
      Administration Building Funding
      Project, Ser B, RB
         5.125%, 10/01/07                                      1,000           1,025
   Ohio State, Common Schools Capital
      Facilities, Ser A, GO
         5.750%, 06/15/06                                        100             101
   Ohio State, Major New State
      Infrastructure, RB
         4.500%, 06/15/06                                      1,000           1,003
   Ohio State, Major New State
      Infrastructure, Ser 2005-1, RB, MBIA
         4.000%, 12/15/08                                      1,370           1,390
   Wapakoneta, BAN
         3.750%, 11/16/06                                      1,750           1,751


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 47

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Wapakoneta, Ser 4, BAN
         3.300%, 06/15/06                                   $  2,288   $       2,285
                                                                       -------------
                                                                              13,841
                                                                       -------------
OKLAHOMA -- 2.5%
   Oklahoma County, Home Finance
      Authority, Single-Family Mortgage,
      Capital Appreciation Project, Ser B
      Pre-Refunded @ 56.915 (C) (E)
         2.180%, 03/01/06                                      1,625             925
   Oklahoma State, Industries Authority,
      Health Systems Project, Ser A,
      RB, MBIA
      Pre-Refunded @ 101 (C)
         5.750%, 08/15/09                                      2,110           2,276
   Tulsa County, Independent School
      District No. 5, Building Project, GO
         4.000%, 06/01/08                                      1,285           1,296
                                                                       -------------
                                                                               4,497
                                                                       -------------
OREGON -- 0.5%
   Portland, Community College District, GO, FSA
         3.500%, 06/15/08                                      1,000           1,002
                                                                       -------------
PENNSYLVANIA -- 3.3%
   Allegheny County, Industrial
      Development Authority, Sacred RB (A) (B)
         3.250%, 06/01/22                                        500             500
   Allegheny County, Port Authority, Sub
      Lien-Transportation, RB, MBIA
         5.500%, 06/01/08                                      1,265           1,322
   Butler County, GO, FGIC
         6.000%, 07/15/06                                        190             192
   Pine Grove, Joint Treatment Authority, BAN
      Callable 02/01/07 @ 100
         4.000%, 08/01/07                                      2,000           2,010
   Pittsburgh & Allegheny Counties,
      Sports & Exhibition Authority,
      Auditorium Project, Ser A, GO, FSA
         4.000%, 12/15/07                                        700             706
   University of Pittsburgh, University
      Capital Project, Ser A, RB
         3.180%, 09/15/13                                      1,250           1,250
                                                                       -------------
                                                                               5,980
                                                                       -------------
RHODE ISLAND -- 3.2%
   Rhode Island, Board Authority, Ser A,
      RB, AMBAC
         5.000%, 10/01/07                                      1,000           1,024

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Rhode Island, Economic Development
      Authority, Department of
      Transportation Project, Ser A, GAN
         5.000%, 06/15/09                                   $  3,300   $       3,448
   Rhode Island, Housing & Mortgage
      Financing Authority, Homeownership
      Opportunity Notes, Ser C RB
         4.000%, 12/06/07                                      1,330           1,340
                                                                       -------------
                                                                               5,812
                                                                       -------------
SOUTH CAROLINA -- 5.0%
   Beaufort County, School District,
      Ser C, GO
         5.000%, 04/01/08                                      2,175           2,241
   Greenville County, School District,
      Ser 982, RB
         3.210%, 12/01/28                                        595             595
   South Carolina State, Public Service
      Authority, Ser A, GO, AMBAC
         5.000%, 01/01/09                                      1,675           1,746
   Spartanburg County, School District
      No. 1, Ser B, BAN
         5.250%, 11/16/06                                      1,500           1,518
   Spartanburg, Sanitation & Sewer
      District, Ser A, GO, AMBAC
         3.000%, 03/01/06                                        200             200
   Three Rivers, Solid Waste Authority, BAN
         3.875%, 06/01/06                                      2,100           2,101
   Three Rivers, Solid Waste Authority, RAN
         3.875%, 06/01/06                                        675             675
                                                                       -------------
                                                                               9,076
                                                                       -------------
TENNESSEE -- 1.2%
   Nashville & Davidson County,
      Metropolitan Government,
      Vanderbilt University Project,
      Ser B-1, RB, MBIA
      Callable 04/01/08 @ 100
         5.000%, 10/01/44                                      1,000           1,031
   Shelby County, Ser B, GO
         5.500%, 08/01/08                                      1,110           1,160
                                                                       -------------
                                                                               2,191
                                                                       -------------
TEXAS -- 4.2%
   Conroe, Independent School District, GO
         5.000%, 02/15/09                                      1,970           2,054
   Cypress-Fairbanks, Independent
      School District, GO
      Pre-Refunded @ 100 (C)
         6.750%, 02/15/08                                      1,000           1,062


--------------------------------------------------------------------------------
48                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount    Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Fort Bend County, Industrial
      Development Authority, Frito Lay
      Project, RB (A)
         3.500%, 10/01/11                                   $    900   $         897
   San Antonio, GO
         5.000%, 08/01/07                                      1,500           1,531
   Tarrant County, College District, GO
         4.500%, 02/15/08                                      1,010           1,028
   Texas State, Transportation Commission
      Authority, Mobility Funding Project, Ser A, GO
         5.000%, 04/01/08                                      1,000           1,030
                                                                       -------------
                                                                               7,602
                                                                       -------------
UTAH -- 0.1%
   Utah State, Granite School District,
      Municipal Building Authority Lease, RB
         2.000%, 03/01/06                                        200             200
                                                                       -------------
VIRGINIA -- 2.1%
   Big Stone Gap, Redevelopment &
      Housing Authority, RB
         5.000%, 09/01/08                                      1,595           1,655
   Virginia State, Public Building Authority,
      Ser C, RB
         5.000%, 08/01/08                                      2,000           2,072
                                                                       -------------
                                                                               3,727
                                                                       -------------
WASHINGTON -- 4.9%
   King County, School District No. 414,
      Lake Washington Project, Ser B, GO, FGIC
         3.000%, 06/01/06                                      1,000             999
         3.000%, 06/01/07                                      1,000             992
   King County, Ser B, BAN
         4.500%, 11/01/06                                      1,000           1,007
   Pierce County, School District,
      Ser B, GO
         5.000%, 06/01/07                                      2,200           2,241
   Washington State, Energy Northwest Wind
      Authority, Ser B, RB Pre-Refunded @ 103 (C)
         6.000%, 01/01/07                                      1,500           1,574
   Washington State, Motor Vehicle Fuel
      Tax Project, Ser B, GO, FSA
         4.500%, 07/01/07                                      2,000           2,027
                                                                       -------------
                                                                               8,840
                                                                       -------------

------------------------------------------------------------------------------------
                                                          Shares/
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
WISCONSIN -- 3.6%
   Marshfield, Unified School District,
      Ser A, BAN
         4.200%, 11/01/06                                   $  2,500   $       2,508
   Racine, Unified School District, TRAN
         4.000%, 07/14/06                                      1,700           1,703
   Wisconsin State, Ser D, GO, FSA
         4.000%, 05/01/07                                      2,110           2,123
   Wisconsin State, Transportation
      Authority, Ser A, RB
         5.000%, 07/01/07                                        200             204
                                                                       -------------
                                                                               6,538
                                                                       -------------
Total Municipal Bonds
   (Cost $184,435) ($ Thousands)                                             183,632
                                                                       -------------
CASH EQUIVALENT -- 0.0%

   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 2.88%+
                                                              33,650              34
                                                                       -------------
Total Cash Equivalent
   (Cost $34) ($ Thousands)                                                       34
                                                                       -------------
Total Investments -- 101.6%
   (Cost $184,469) ($ Thousands)                                             183,666
                                                                       -------------

OTHER ASSETS AND LIABILITIES -- (1.6)%
Payable for Investment Securities Sold                                        (5,450)
Payable for Fund Shares Redeemed                                                (256)
Investment Advisory Fees Payable                                                 (45)
Administration Fees Payable                                                      (32)
Income Distributions Payable                                                     (18)
Trustees' Fees Payable                                                            (2)
Other Assets and Liabilities, Net                                              2,912
                                                                       -------------
Total Other Assets and Liabilities                                            (2,891)
                                                                       -------------
Net Assets -- 100.0%                                                   $     180,775
                                                                       =============


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 49

STATEMENT OF NET ASSETS (Unaudited)

Short Duration Municipal Fund (Concluded)
February 28, 2006

--------------------------------------------------------------------------------
                                                                      Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                      $     181,718
Distribution in excess of net investment income                             (10)
Accumulated net realized loss on investments                               (130)
Net unrealized depreciation on investments                                 (803)
                                                                  -------------
Net Assets                                                        $     180,775
                                                                  =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($180,775,316 / 18,234,786 shares)                                     $9.91
                                                                  =============

+ Affiliated Security -- See Note 3 in the Notes to Financial Statements. Rate shown is the 7-day effective yield as of February 28, 2006.

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)   Pre-Refunded Security -- the maturity date shown is the pre-refunded date.

(D)   Security is escrowed to maturity.

(E) Zero coupon security. The rate reported on the Statement of Net Assets is the effective yield at time of purchase.

ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
BAN -- Bond Anticipation Note
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Note
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
Radian -- Radian Asset Assurance
RAN -- Revenue Anticipation Note
RB -- Revenue Bond
SAN -- State Aid Note
Ser -- Series
SW -- Sewer Warrants
TAN -- Tax Anticipation Note
TAW -- Tax Anticipation Warrant
TRAN -- Tax and Revenue Anticipation Note
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
50                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

Pennsylvania Municipal Bond Fund
February 28, 2006

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

28.4% Healthcare
25.0% Education
 9.4% General Obligations
 7.6% Industrial Development
 6.1% General Revenue
 3.7% Water
 3.4% Utilities
 3.3% Nursing Homes
 3.2% Public Facilities
 2.8% Housing
 2.8% Power
 2.5% Transportation
 1.7% Pollution Control
 0.1% Short Term Investment

*  Percentages based on total investments.

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.7%

PENNSYLVANIA -- 92.7%
   Allegheny County, GO (C)
         6.000%, 09/01/07                                   $     85   $          88
   Allegheny County, Higher Education
      Building Authority, Chatham
      College, Ser A, RB
      Callable 03/01/12 @ 100
         5.850%, 03/01/22                                        665             712
   Allegheny County, Higher Education
      Building Authority, Chatham College, Ser A,
      RB, Radian Insured Callable 09/01/08 @ 102
         5.125%, 09/01/13                                      2,160           2,265
   Allegheny County, Hospital
      Development Authority, Harmarville
      Rehabilitation Center, RB (C)
         6.000%, 10/01/08                                        235             239
   Allegheny County, Hospital
      Development Authority, Montefiore
      Hospital, RB (C)
         6.875%, 07/01/09                                        350             367
   Allegheny County, Housing Finance
      Agency, Single-Family Mortgage,
      Ser CC-1, RB
      Callable 11/01/08 @ 102 (D)
         5.200%, 05/01/17                                        950             971
   Allegheny County, Industrial
      Development Authority, Duquesne
      Light Project, RB, AMBAC
         4.350%, 12/01/13                                      1,500           1,549
   Allegheny County, Ser C-56, GO, FSA
         5.000%, 10/01/15
                                                               1,000           1,090

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Allegheny County, University of
      Pittsburgh Medical Center, Ser B, RB
         5.250%, 06/15/12                                   $  1,055   $       1,129
         5.250%, 06/15/15                                      1,000           1,085
   Allentown, Area Hospital Authority,
      Sacred Heart Hospital Project, RB (C)
         8.000%, 03/01/09                                        175             186
   Altoona, Area School District Authority,
      Blair County, Ser 78, RB
         6.500%, 01/01/08                                        160             160
   Bensalem Township, Water & Sewer
      Authority, RB (C)
         6.750%, 12/01/14                                        125             139
   Berks County, GO, AMBAC
         5.850%, 11/15/18                                      1,000           1,189
   Berks County, Redevelopment Multi-
      Family Housing Authority, Woodgate
      Associates Project, Ser A, RB
      Callable 01/01/07 @ 101 (D)
         4.700%, 01/01/09                                        180             182
   Blair County, Hospital Authority, RB (C)
         6.900%, 07/01/08                                        210             219
   Bucks County, Water & Sewer
      Authority, RB (C)
         6.375%, 12/01/08                                         60              62
   Cambria County, Hospital Authority,
      Conemaugh Valley Memorial
      Hospital, RB (C)
         7.625%, 09/01/11                                        199             220
   Central Bucks County, School District,
      GO, MBIA
         5.000%, 05/15/13                                      2,500           2,705
   Chartiers Valley, Joint School District,
      RB (C)
         6.150%, 03/01/07                                         65              67
   Chester County, Health & Educational
      Facilities Authority, Immaculata
      College Project, RB
      Callable 01/09/06 @ 100
         5.250%, 10/15/10                                        345             346
   Chester County, Health & Educational
      Facilities Authority, The Devereux
      Foundation, RB, Radian Insured
      Callable 11/01/12 @ 100
         4.400%, 11/01/15                                        100             102
         4.300%, 11/01/14                                        100             102
   Creswell Heights, Joint Water Authority,
      RB (C)
         7.375%, 03/01/07                                         30              31


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 51

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Cumberland County, Municipal
      Authority, Presbyterian Homes
      Project, Ser A, RB, Radian Insured
      Callable 12/01/12 @ 100
         4.750%, 12/01/19                                   $  3,170   $       3,247
   Cumberland Valley, Joint School
      District, RB, MBIA
      Pre-Refunded @ 100 (A)
         6.500%, 11/15/06                                        100             101
   Delaware County, Healthcare Authority,
      Mercy Health Project, Ser A, RB,
      CONNIE LEE (C)
         5.125%, 11/15/12                                        115             115
   Delaware County, Hospital Authority,
      Crozer-Chester Medical Center
      Project, RB, ACA Insured
         4.900%, 12/01/08                                        550             556
   Delaware River, Toll Bridge
      Commission, RB
         5.250%, 07/01/13                                      1,475           1,606
   Delaware River, Port Authority of
      Pennsylvania & New Jersey,
      Delaware Bridges Project, RB (C)
         6.500%, 01/15/11                                        135             146
   Delaware Valley, Regional Finance
      Authority, RB
         5.500%, 07/01/12                                        550             600
   Derry Township, Sanitation Sewer
      Authority, RB (C)
         6.250%, 08/01/12                                         35              38
   Dover Township, Sewer Authority,
      RB (C)
         6.250%, 05/01/12                                         40              43
   Erie County, Hospital Authority, Erie
      County Geriatric, RB (C)
         6.250%, 07/01/11                                        120             127
   Erie, Higher Education Building
      Authority, Gannon University Project,
      RB, AMBAC (C)
         7.375%, 06/01/08                                         40              42
   Erie, Higher Education Building
      Authority, Mercyhurst College Project, RB
      Callable 09/15/07 @ 100
         5.700%, 03/15/11                                         85              87
         5.650%, 03/15/10                                        180             184
   Erie, Higher Education Building
      Authority, Mercyhurst College
      Project, Ser A, RB
      Callable 03/15/15 @ 100
         4.750%, 03/15/20                                      1,500           1,498
   Erie, Water Authority, Ser B, RB, MBIA
         5.500%, 12/01/12                                      2,000           2,219

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Fayette County, Hospital Authority,
      Uniontown Hospital, RB, AMBAC, CONNIE LEE
      Callable 06/15/06 @ 102
         5.750%, 06/15/15                                   $  1,000   $       1,026
   Great Valley School District, Chester
      County, GO, FSA
         5.000%, 02/15/15                                      1,500           1,641
         5.000%, 02/15/16                                      1,000           1,094
   Greenwood, School District Authority,
      GO, MBIA (C)
         6.750%, 09/01/08                                         30              31
   Hampton Township, Sanitation Sewer
      Authority, RB (C)
         6.500%, 09/01/10                                        105             117
   Hickory Township, Municipal Authority,
      RB (C)
         6.250%, 02/01/14                                        340             370
   Horsham Township, Sewer Authority,
      RB, MBIA (C)
         6.700%, 01/01/11                                         15              17
   Kennett, Consolidated School District,
      GO, MBIA
         5.000%, 02/15/15                                        505             552
   Lancaster, Area Sewer Authority,
      RB (C)
         6.750%, 04/01/12                                         10              11
         6.000%, 04/01/12                                        305             325
   Lancaster, Parking Authority, RB (C)
         5.750%, 01/01/12                                         50              53
   Lancaster, Solid Waste Management
      Authority, RB, AMBAC
      Callable 12/15/08 @ 101
         5.375%, 12/15/15                                      1,700           1,798
   Langhorne, Health & Education
      Authority, Woods Services Project,
      RB, Radian Insured
      Callable 11/15/11 @ 100
         4.950%, 11/15/16                                      2,485           2,577
         4.650%, 11/15/13                                        850             875
   Lehigh County, General Purpose
      Authority, Lehigh Valley Hospital
      Project, Ser A, RB
      Callable 10/01/05 @ 100 (E)
         2.910%, 07/01/28                                        200             200
   Lower Pottsgrove Township, Sewer
      Authority, RB (C)
         6.250%, 05/01/12                                         95             101
   Luzerne County, Ser C, GO, FGIC
         5.250%, 12/15/15                                      1,000           1,117
   McKeesport, Area School District,
      Ser C, GO (C)
         5.000%, 04/01/13                                        415             433


--------------------------------------------------------------------------------
52                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Meadville, Area Water Authority,
      RB, FSA
         5.125%, 07/01/14                                   $    435   $         477
   Mifflin County, Hospital Authority,
      RB, Radian Insured
      Callable 01/01/11 @ 101
         5.500%, 07/01/12                                      1,375           1,463
   Monroe County, Hospital Authority,
      Pocono Medical Center Project,
      RB, Radian Insured
      Callable 01/01/12 @ 100
         5.500%, 01/01/22                                      1,000           1,067
   Montgomery County, Higher Education
      & Health Authority, Arcadia
      University, RB, Radian Insured
         5.000%, 04/01/15                                        500             533
   Mount Lebanon, Hospital Authority,
      RB (C)
         7.000%, 07/01/06                                         51              51
   Neshaminy, Water Reserve Authority,
      RB (C)
         5.750%, 03/01/11                                         20              21
   Northampton County, Higher Education
      Building Authority, Moravian College
      Project, RB, Radian Insured
      Callable 07/01/09 @ 100
         5.125%, 07/01/19                                        470             485
   Northampton County, Industrial
      Development Authority, Moravian
      Hall Square Project, RB,
      Radian Insured
      Callable 01/01/13 @ 100
         5.500%, 07/01/15                                        995           1,070
   Northampton County, Industrial
      Development Authority, Moravian
      Hall Square Project, Ser A,
      RB, Radian Insured
      Callable 07/01/06 @ 100
         5.350%, 07/01/10                                      1,200           1,205
   Northampton County, Industrial
      Development Authority, Moravian
      Hall Square Project, Ser B,
      RB, Radian Insured
      Callable 07/01/06 @ 100
         5.350%, 07/01/10                                        100             100
   Northampton County, Municipal Water
      Authority, RB (C)
         6.750%, 11/01/13                                         30              33
   Pennsylvania State, Economic
      Development Financing Authority,
      Colver Project, Ser F, RB, AMBAC
         5.000%, 12/01/14                                      2,000           2,137

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Pennsylvania State, Economic
      Development Financing Authority,
      Dr. Gertrude A. Barber Center
      Project, RB, Radian Insured
      Callable 12/01/10 @ 100
         5.625%, 12/01/15                                   $    885   $         948
   Pennsylvania State, Higher Education
      Facilities Authority, Allegheny
      Delaware Valley Obligation Project,
      Ser A, RB, MBIA
         5.600%, 11/15/09                                        250             262
         5.600%, 11/15/10                                      3,595           3,804
         5.500%, 11/15/08                                        190             197
   Pennsylvania State, Higher Education
      Facilities Authority, Allegheny
      Delaware Valley Obligation Project,
      Ser A, RB, MBIA
      Callable 11/15/06 @ 102
         5.875%, 11/15/16                                         25              26
   Pennsylvania State, Higher Education
      Facilities Authority, Allegheny
      Delaware Valley Obligation Project,
      Ser C, RB, MBIA
      Callable 11/15/06 @ 102
         5.875%, 11/15/18                                      3,200           3,312
         5.700%, 11/15/10                                         50              52
         5.400%, 11/15/07                                         50              52
   Pennsylvania State, Higher Education
      Facilities Authority, College &
      University, Ser 10, RB (C)
         6.900%, 07/01/07                                         60              61
   Pennsylvania State, Higher
      Education Facilities Authority,
      Drexel University, RB
      Callable 11/01/12 @ 100
         5.500%, 05/01/13                                      2,750           2,989
   Pennsylvania State, Higher Education
      Facilities Authority, Philadelphia
      University Project, RB,
      Radian Insured
      Callable 06/01/10 @ 100
         5.750%, 06/01/15                                        660             711
   Pennsylvania State, Higher Education
      Facilities Authority, UPMC Health
      System Project, Ser A, RB
         5.125%, 01/15/11                                        500             526
   Pennsylvania State, Higher Education
      Facilities Authority, University of
      Pennsylvania Health Project,
      Ser A, RB, AMBAC
         5.000%, 08/15/14                                      1,000           1,085


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 53

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Pennsylvania State, Higher Education
      Facilities Authority, University of
      Pennsylvania Health Project,
      Ser A, RB, MBIA
      Callable 07/01/08 @ 100
         5.375%, 01/01/14                                   $  2,000   $       2,082
   Pennsylvania State, Higher Education
      Facilities Authority, University of the
      Arts, RB, Radian Insured
      Callable 03/15/10 @ 100
         5.500%, 03/15/13                                      1,025           1,091
   Pennsylvania State, Higher Education
      Facilities Authority, Waynesburg
      College Project, Ser J4, RB (B) (E)
         3.300%, 05/01/32                                      1,000             977
   Pennsylvania State, Higher Education
      Facilities Authority, Widener
      University Project, RB
      Callable 07/15/13 @ 100
         5.000%, 07/15/20                                      1,000           1,036
   Pennsylvania State, Housing Finance
      Agency, RB (C)
         7.750%, 12/01/07                                         45              47
   Pennsylvania State, Intergovernmental
      Authority, Philadelphia Funding
      Project, Special Tax, FGIC
      Callable 06/15/09 @ 100
         5.250%, 06/15/15                                      3,100           3,254
   Pennsylvania State, Refunding &
      Projects, First Ser, GO
         5.250%, 07/01/12                                        250             272
   Pennsylvania State, Second Ser, GO
         5.500%, 01/01/13                                      2,000           2,215
   Philadelphia, Gas Works Authority, 12th
      Ser B, RB, MBIA (C)
         7.000%, 05/15/20                                      1,770           2,138
   Philadelphia, Hospital & Higher
      Education Facilities Authority,
      Frankford Hospital Project,
      RB, CONNIE LEE (C)
         5.750%, 01/01/19                                        910             925
   Philadelphia, Hospital & Higher
      Education Facilities Authority,
      Jefferson Health Systems Project,
      Ser A, RB, AMBAC
      Callable 05/15/08 @ 101
         5.125%, 05/15/18                                      1,000           1,036
   Philadelphia, Industrial Development
      Authority, Elmira Project, Ser A, RB,
      Pre-Refunded @ 102 (A) (D)
         5.300%, 02/01/22                                      1,065           1,122
   Philadelphia, Municipal Authority,
      Ser B, RB, FSA
         5.250%, 11/15/10                                      1,000           1,070

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Philadelphia, Parking Authority,
      RB, AMBAC
      Callable 02/01/09 @ 101
         5.250%, 02/01/15                                   $    225   $         237
   Philadelphia, Redevelopment Authority,
      Multi-Family Housing Authority,
      Woodstock Project, RB
      Callable 08/01/08 @ 100 (D)
         5.450%, 02/01/23                                      1,320           1,342
   Philadelphia, School District, Ser B,
      GO, AMBAC
         5.000%, 04/01/13                                      1,000           1,080
   Pittsburgh, Public Parking Authority,
      Saint Francis General Hospital
      Project, RB (C)
         6.625%, 10/01/12                                         25              27
   Pittsburgh, Ser A, GO, AMBAC
         5.500%, 09/01/14                                      1,885           2,053
   Pittsburgh, Urban Redevelopment
      Authority, Home Improvement Loan
      Project, Ser B, RB
      Callable 08/01/08 @ 101
         5.150%, 02/01/17                                        175             178
   Pittsburgh, Urban Redevelopment
      Authority, Ser A, RB, AMT
      Callable 04/01/06 @ 102
         5.750%, 10/01/10                                         50              51
   Pittsburgh, Urban Redevelopment
      Authority, Ser B, RB
      Callable 04/01/06 @ 102
         5.700%, 10/01/11                                        105             107
   Pittsburgh, Urban Redevelopment
      Authority, Ser B, RB
      Callable 10/01/08 @ 101 (D)
         4.700%, 10/01/10                                         90              92
   Pittsburgh, Urban Redevelopment
      Authority, Triangle Tax
      Increment, Ser B, TA
      Callable 03/15/06 @ 100 (B)
         6.250%, 03/15/15                                      1,895           1,925
   Pittsburgh, Urban Redevelopment
      Center, Triangle Tax Increment,
      Ser A, TA
      Callable 12/01/06 @ 100 (B)
         6.000%, 12/01/11                                      2,740           2,793
   Quakertown, Hospital Authority,
      Community Hospital Project, RB (C)
         7.125%, 01/01/11                                         85              92
   Reading, School District, GO, FSA
         5.000%, 01/15/15                                      1,175           1,284
   Robinson Township, Water Authority,
      RB (C)
         5.625%, 05/01/06                                          6               6


--------------------------------------------------------------------------------
54                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Scranton-Lackawanna, Health &
      Welfare Authority, Moses Taylor
      Hospital, RB (C)
         6.625%, 07/01/09                                   $    470   $         493
   Shaler Township, GO
      Pre-Refunded @ 100 (A)
         6.500%, 08/01/07                                         55              57
   Shaler Township, School District
      Authority, RB (C)
         6.250%, 04/15/08                                         55              56
   Somerset County, Hospital Authority,
      Somerset Community Hospital
      Project, Ser B, RB, Radian Insured
      Callable 03/01/07 @ 102
         5.300%, 03/01/11                                        635             659
         5.200%, 03/01/10                                        455             472
   South Fayette Township, Sanitation
      Authority, RB (C)
         6.375%, 11/01/12                                        115             125
   South Fork, Municipal Authority,
      Conemaugh Valley Memorial
      Hospital, RB, CONNIE LEE (D)
         5.625%, 07/01/10                                         25              26
   Southcentral, General Authority,
      Hanover Hospital Project, RB,
      Radian Insured
      Callable 06/01/12 @ 100
         4.900%, 12/01/14                                        545             575
   Steel Valley, School District, GO (C)
         6.250%, 11/01/06                                         35              35
   Susquehanna Township, Sewer
      Authority, RB (C)
         6.000%, 11/15/13                                         80              87
   University of Pittsburgh, University
      Capital Project, Ser A, RB (E)
         3.170%, 09/15/15                                        400             400
   Upper Allen Township, Sewer Authority,
      RB (C)
         5.750%, 04/01/13                                        240             264
   Warwick, School District, GO, FGIC
         5.000%, 02/15/15                                      1,000           1,094
   West Manheim Township, Water
      Authority, RB
      Callable 04/10/06 @ 100
         6.000%, 12/01/11                                         80              80
   Westmoreland County, Municipal
      Authority, Special Obligation, GO (C)
         9.125%, 07/01/10                                         75              80
   Willistown Township, Municipal
      Authority, RB (C)
         6.000%, 01/01/15                                         15              16
   Wrightsville, Municipal Sewer Authority,
      RB (C)
         5.625%, 11/15/08                                         20              21

------------------------------------------------------------------------------------
                                                          Shares/
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   York County, Industrial Development
      Authority, York Water Project, RB (E)
         3.750%, 06/01/10                                   $  1,000   $         985
   York County, School Technology
      Project, RB, FGIC
         5.000%, 02/15/11                                      1,500           1,599
   York Township, Water & Sewer
      Authority, RB (C)
         5.900%, 08/01/13                                        145             165
                                                                       -------------
                                                                              96,640
                                                                       -------------
PUERTO RICO -- 6.0%
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser QQ, RB, XLCA
         5.500%, 07/01/16                                        500             569
   Puerto Rico Commonwealth, Highway
      & Transportation Authority,
      Ser K, RB
         5.000%, 07/01/13                                        480             511
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB
         5.500%, 07/01/16                                      1,000           1,116
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser J, RB
      Callable 07/01/12 @ 100
         5.000%, 07/01/36                                      1,000           1,070
   Puerto Rico Commonwealth, Public
      Finance Authority, Ser A, RB
      Callable 02/01/12 @ 100 (B) (D)
         5.750%, 08/01/27                                      1,635           1,765
   Puerto Rico Commonwealth, Public
      Improvements Project, Ser A,
      GO, XLCA
         5.500%, 07/01/17                                      1,050           1,201
                                                                       -------------
                                                                               6,232
                                                                       -------------
Total Municipal Bonds
   (Cost $100,340) ($Thousands)                                              102,872
                                                                       -------------
CASH EQUIVALENT -- 0.1%

   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 2.88%+                             58,121              58
                                                                       -------------
Total Cash Equivalent
   (Cost $58) ($Thousands)                                                        58
                                                                       -------------
Total Investments -- 98.8%
   (Cost $100,398) ($Thousands)                                              102,930
                                                                       -------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 55

STATEMENT OF NET ASSETS (Unaudited)

Pennsylvania Municipal Bond Fund (Concluded)
February 28, 2006

------------------------------------------------------------------------------------
                                                                           Value
Description                                                            ($ Thousands)
------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.2%
Income Distributions Payable                                           $        (114)
Investment Advisory Fees Payable                                                 (28)
Administration Fees Payable                                                       (6)
Payable for Fund Shares Redeemed                                                 (12)
Shareholder Servicing Fees Payable                                                (6)
Trustees' Fees Payable                                                            (2)
Other Assets and Liabilities, Net                                              1,446
                                                                       -------------
Total Other Assets and Liabilities                                             1,278
                                                                       -------------
Net Assets -- 100.0%                                                   $     104,208
                                                                       =============
NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                           $     101,681
Undistributed net investment income                                               51
Accumulated net realized loss on investments                                     (56)
Net unrealized appreciation on investments                                     2,532
                                                                       -------------
Net Assets                                                             $     104,208
                                                                       =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($60,723,045 / 5,800,286 shares)                                           $10.47
                                                                       =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class B
   ($43,484,566 / 4,153,393 shares)                                           $10.47
                                                                       =============

+ Affiliated Security -- See Note 3 in the Notes to Financial Statements. Rate shown is the 7-day effective yield as of February 28, 2006.

(A)   Pre-Refunded Security -- the maturity date shown is the pre-refunded date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)   Security is escrowed to maturity.

(D)   Securities are collateralized under an agreement from FHA, FNMA, GNMA.

(E) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
AMT -- Alternative Minimum Tax
Cl -- Class
CONNIE LEE -- College Construction Loan Insurance Association
FGIC -- Financial Guaranty Insurance Company
FHA -- Federal Housing Agency
FNMA -- Federal National Mortgage Association
FSA -- Financial Security Assistance
GNMA -- Government National Mortgage Association
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
56                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

Massachusetts Municipal Bond Fund
February 28, 2006

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

33.3% General Obligations
19.0% Transportation
12.7% General Revenue
10.5% Education
 6.0% Healthcare
 5.3% Power
 4.5% Water
 3.3% Industrial Development
 3.2% Pollution Control
 2.1% Public Facilities
 0.1% Short Term Investment

*  Percentages based on total investments.

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 99.7%

MASSACHUSETTS -- 88.2%
   Ashland, GO, AMBAC
         5.000%, 05/15/15                                   $    230   $         252
   Boston, Ser A, GO
         5.000%, 01/01/14                                      1,000           1,085
   Erving, GO
         5.375%, 06/15/12                                        500             516
   Fall River, GO, FSA
      Callable 02/01/13 @ 101
         5.250%, 02/01/15                                      1,000           1,099
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB
         5.875%, 03/01/15                                        185             212
         5.500%, 03/01/12                                        500             536
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB, FGIC
         7.000%, 03/01/11                                        270             311
         7.000%, 03/01/21                                        500             625
   Massachusetts Bay, Transportation
      Authority, General Transportation
      System Project, Ser A, RB, MBIA
         7.000%, 03/01/11                                      1,100           1,269
   Massachusetts Bay, Transportation
      Authority, Ser A, RB
         5.000%, 07/01/15                                      1,000           1,091
   Massachusetts Bay, Transportation
      Authority, Ser A, SPA
      Callable 07/01/10 @ 100
         5.750%, 07/01/13                                         45              49
   Massachusetts Bay, Transportation
      Authority, Ser C, RB
         5.250%, 07/01/13                                        500             549
         5.250%, 07/01/21                                        250             284

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Massachusetts Health & Educational
      Facilities Authority, Lahey Clinic
      Medical Center, Ser C, RB, FGIC
         5.000%, 08/15/15                                   $  1,320   $       1,432
   Massachusetts State, Construction
      Loan, Ser B, GO, FSA
      Pre-Refunded @ 100 (B)
         5.500%, 03/01/12                                      1,000           1,095
   Massachusetts State, Construction
      Loan, Ser D, GO
         6.000%, 05/01/08                                        180             185
   Massachusetts State, Construction
      Loan, Ser D, GO
      Pre-Refunded @ 100 (B)
         6.000%, 05/01/07                                         25              26
   Massachusetts State, Construction
      Loan, Ser D, GO, MBIA
         5.500%, 11/01/15                                        500             565
   Massachusetts State, Construction
      Loan, Ser E, GO, FSA
      Pre-Refunded @ 100 (B)
         5.250%, 01/01/13                                        500             544
   Massachusetts State, Development
      Finance Agency, Biomedical
      Research Project, Ser C, RB
      Callable 08/01/10 @ 101
         6.000%, 08/01/11                                        210             227
   Massachusetts State, Development
      Finance Agency, Boston University
      Project, Ser R-2, RB
      Callable 03/13/06 @ 100 (A)
         2.910%, 10/01/42                                        200             200
   Massachusetts State, Development
      Finance Agency, Boston University
      Project, Ser R-4, RB
      Callable 03/13/06 @ 100 (A)
         2.910%, 10/01/42                                        300             300
   Massachusetts State, Development
      Finance Agency, College of
      Pharmacy & Allied Health Sciences
      Project, RB
         5.000%, 07/01/10                                        175             179
   Massachusetts State, Development
      Finance Agency, Hampshire
      College Project, RB
         5.150%, 10/01/14                                        450             465
   Massachusetts State, Development
      Finance Agency, Visual &
      Performing Arts Project, RB
         5.750%, 08/01/14                                        500             564
   Massachusetts State, Development
      Finance Agency, Williston
      Northampton School Project, RB
      Pre-Refunded @ 102 (B)
         6.000%, 10/01/08                                        140             148


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 57

STATEMENT OF NET ASSETS (Unaudited)

Massachusetts Municipal Bond Fund (Concluded)
February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount    Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Massachusetts State, Federal Highway
      Project, Ser A, RB, MBIA
         5.250%, 12/15/12                                   $    500   $         545
   Massachusetts State, Health &
      Educational Facilities Authority,
      Baystate Medical Center Project,
      Ser F, RB
         5.000%, 07/01/10                                        250             259
   Massachusetts State, Health &
      Educational Facilities Authority,
      Massachusetts Institute Technology
      Project, Ser L, RB
         5.000%, 07/01/13                                      1,500           1,624
   Massachusetts State, Health &
      Educational Facilities Authority,
      North Adams Regional Hospital
      Project, Ser C, RB
      Callable 07/01/06 @ 102
         6.750%, 07/01/09                                         25              26
   Massachusetts State, Health &
      Educational Facilities Authority,
      Partners Healthcare Project, RB
         5.000%, 07/01/12                                        500             532
   Massachusetts State, Health &
      Educational Facilities Authority, Tufts
      University Project, Ser J, RB
         5.500%, 08/15/15                                        605             688
   Massachusetts State, Industrial
      Finance Agency, Pollution
      Control Authority, Boston
      Edison Project, Ser A, RB
      Callable 04/13/06 @ 101
         5.750%, 02/01/14                                        925             926
   Massachusetts State, Municipal Electric
      Authority, Nuclear Project 4-A,
      RB, MBIA
         5.000%, 07/01/11                                        500             531
   Massachusetts State, Municipal
      Wholesale Electric Authority, Nuclear
      Project No. 3-A, RB, MBIA
      Callable 01/01/12 @ 101
         5.250%, 07/01/12                                        500             539
   Massachusetts State, Port Authority,
      Ser A, RB
         5.750%, 07/01/12                                        450             501
   Massachusetts State, RB, FGIC
      Pre-Refunded @ 100 (B)
         5.000%, 01/01/14                                        250             270
   Massachusetts State, School Building
      Authority, Ser A, RB, FSA
         5.000%, 08/15/14                                        750             814
   Massachusetts State, Ser A, GAN,
      MBIA
         5.500%, 12/15/13                                      1,000           1,106

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Massachusetts State, Ser A, GO
         6.000%, 11/01/10                                   $  1,000   $       1,101
         6.000%, 11/01/11                                        875             977
   Massachusetts State, Ser A, GO, FSA
         5.250%, 08/01/20                                        500             566
   Massachusetts State, Ser B, GO,
      FGIC (C)
         7.000%, 07/01/09                                        600             643
   Massachusetts State, Ser C, GO, MBIA
         5.500%, 12/01/20                                        750             871
   Massachusetts State, Ser D, GO
         5.500%, 10/01/16                                        200             226
   Massachusetts State, Ser D, GO, MBIA
         5.500%, 11/01/12                                      1,000           1,103
   Massachusetts State, Special
      Obligation, Ser A, GAN, FSA
         5.000%, 12/15/11                                        650             693
         5.000%, 12/15/13                                      1,250           1,343
   Massachusetts State, Water Pollution
      Abatement Authority, Pool
      Program, Ser 8, RB
      Callable 08/01/12 @ 100
         5.250%, 08/01/13                                          5               5
   Massachusetts State, Water Pollution
      Abatement Authority, Pool
      Program, Ser 8, RB
      Pre-Refunded @ 100 (B)
         5.250%, 08/01/12                                        245             266
   Massachusetts State, Water Pollution
      Abatement Authority, Pool Program,
      Ser A, RB
         5.250%, 08/01/14                                        625             689
   Massachusetts State, Water Resources
      Authority, Ser B, RB, MBIA
         6.250%, 12/01/11                                        600             681
   Massachusetts State, Water Resources
      Authority, Ser C, RB
         6.000%, 12/01/11                                        275             306
   Rail Connections, Capital Appreciation,
      Route 128 Package Project,
      Ser B, RB, ACA Insured
      Pre-Refunded @ 44.1283 (B) (D)
         2.550%, 07/01/09                                      1,220             476
   Springfield, Municipal Purpose Loan,
      GO, MBIA
         5.250%, 08/01/15                                      1,000           1,110
                                                                       -------------
                                                                              33,225
                                                                       -------------
PUERTO RICO -- 10.6%
      Puerto Rico Commonwealth, Electric
      Power Authority, Ser QQ, RB, XLCA
         5.500%, 07/01/16                                        250             284
   Puerto Rico Commonwealth, GO
         6.500%, 07/01/13                                        250             290


--------------------------------------------------------------------------------
58                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------
                                                          Shares/
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser Y,
      RB, MBIA
         6.250%, 07/01/14                                   $      5   $           6
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser Y,
      RB, MBIA (C)
         6.250%, 07/01/14                                         45              53
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB
         5.500%, 07/01/12                                        500             544
   Puerto Rico Commonwealth, Public
      Buildings Authority, Ser J, RB
      Callable 07/01/12 @ 100
         5.000%, 07/01/28                                        250             261
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriation Project, RB
      Pre-Refunded @ 100 (B)
         5.500%, 02/01/12                                        700             767
   Puerto Rico Commonwealth, Public
      Finance Authority, Ser A, RB
      Callable 02/01/12 @ 100 (A) (E)
         5.750%, 08/01/27                                        800             864
   Puerto Rico Commonwealth, Ser A, GO
      Callable 07/01/12 @ 100
         5.000%, 07/01/30                                        250             261
   Puerto Rico, Electric Power Authority,
      Ser KK, RB, FSA
         5.250%, 07/01/12                                        600             656
                                                                       -------------
                                                                               3,986
                                                                       -------------
VIRGIN ISLANDS -- 0.9%
   Virgin Islands, Public Financing
      Authority, Gross Receipts Taxes,
      Loan Note Project, Ser A, RB
         5.625%, 10/01/10                                        345             358
                                                                       -------------
Total Municipal Bonds
   (Cost $37,112) ($Thousands)                                                37,569
                                                                       -------------
CASH EQUIVALENT -- 0.1%

   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 2.88%+                             41,880              42
                                                                       -------------
Total Cash Equivalent
   (Cost $42) ($Thousands)                                                        42
                                                                       -------------
Total Investments -- 99.8%
   (Cost $37,154) ($Thousands)                                                37,611
                                                                       -------------

------------------------------------------------------------------------------------
                                                                           Value
Description                                                            ($ Thousands)
------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.2%
Payable for Investment Securities Purchased                            $        (269)
Payable for Fund Shares Redeemed                                                 (29)
Investment Advisory Fees Payable                                                 (10)
Administration Fees Payable                                                       (7)
Trustees' Fees Payable                                                            (1)
Income Distributions Payable                                                      (3)
Other Assets and Liabilities, Net                                                392
                                                                       -------------
Total Other Assets and Liabilities                                                73
                                                                       -------------
Net Assets -- 100.0%                                                   $      37,684
                                                                       =============

NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                           $      37,166
Distribution in excess of net investment income                                   (1)
Accumulated net realized gain on investments                                      62
Net unrealized appreciation on investments                                       457
                                                                       -------------
Net Assets                                                             $      37,684
                                                                       =============
Net Asset Value, Offering and Redemption Price
   Per Share -- Class A
   ($37,684,381 / 3,787,742 shares)                                            $9.95
                                                                       =============

+ Affiliated Security -- See Note 3 in the Notes to Financial Statements. Rate shown is the 7-day effective yield as of February 28, 2006.

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)   Pre-Refunded Security -- the maturity date shown is the pre-refunded date.

(C)   Security is escrowed to maturity.

(D) Zero coupon security. The rate reported on the Statement of Net Assets is the effective yield at time of purchase.

(E) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GAN -- Grant Anticipation Note
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
SPA -- Special Assessment
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 59

STATEMENT OF NET ASSETS (Unaudited)

New Jersey Municipal Bond Fund
February 28, 2006

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

19.8% Transportation
18.6% Industrial Development
15.0% General Obligations
11.9% Utilities
10.2% Education
 9.3% Healthcare
 9.2% General Revenue
 2.4% Public Facilities
 2.0% Pollution Control
 1.5% Water
 0.1% Short Term Investment

*  Percentages based on total investments.

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.7%

NEW JERSEY -- 95.3%
   Atlantic County, Public Facilities Lease
      Agreement, COP, FGIC
         6.000%, 03/01/13                                   $  1,000   $       1,137
   Bergen County, Utilities Authority,
      Water Pollution Control Project,
      Ser A, RB, FGIC
         5.000%, 12/15/10                                      1,000           1,064
   Burlington County, Bridge
      Commissioner, Governmental Loan
      Program, RB, AMBAC
         5.000%, 12/15/13                                      1,000           1,084
   East Orange, Ser A, GO, FSA
         5.000%, 08/01/12                                      1,185           1,275
   Essex County, Improvement Authority
      Project, RB, FSA
         5.000%, 12/15/07                                      1,000           1,027
   Freehold, Regional High School
      District, GO, FGIC
         5.000%, 03/01/15                                      1,280           1,398
   Garden State, Preservation Trust,
      Ser C, RB, FSA
         5.125%, 11/01/16                                      1,000           1,105
   Jersey City, Ser A, GO, FSA
         6.250%, 10/01/11                                      1,225           1,378
   Lafayette Yard, Community
      Development Authority, Trenton
      Hotel/Conference Center Project,
      RB, MBIA
      Pre-Refunded @ 101 (B)
         6.125%, 04/01/10                                        500             554
         5.250%, 04/01/10                                        540             581
   Mantua Township, School Board
      Reserve Fund, GO, MBIA
      Pre-Refunded @ 100 (B)
         5.700%, 03/01/09                                        850             904

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   New Jersey State, Casino Reinvestment
      Authority, Ser A, RB, MBIA
         5.000%, 06/01/14                                   $  3,000   $       3,240
   New Jersey State, Economic
      Development Authority, Arbor Glen
      Project, Ser A, RB
      Pre-Refunded @ 102 (B)
         8.750%, 05/15/26                                        870             897
   New Jersey State, Economic
      Development Authority, Cigarette Tax
      Project, RB
         5.375%, 06/15/15                                      3,000           3,251
   New Jersey State, Economic
      Development Authority, Masonic
      Charity Foundation Project, RB
      Callable 06/01/11 @ 102
         5.000%, 06/01/12                                        890             937
   New Jersey State, Economic
      Development Authority, Motor
      Vehicle Surcharge Revenue Project,
      Ser A, RB, MBIA
      Callable 07/01/14 @ 100
         5.250%, 07/01/15                                      2,000           2,182
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser I, RB
      Pre-Refunded @ 100 (B)
         5.250%, 09/01/24                                      1,275           1,407
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction Project,
      Ser I, RB
         5.000%, 09/01/13                                      1,000           1,074
   New Jersey State, Economic
      Development Authority, School
      Facilities Construction, Ser P, RB
         5.000%, 09/01/09                                      1,000           1,045
   New Jersey State, Economic
      Development Authority,
      Transportation Project, Ser A,
      RB, FSA
         5.000%, 05/01/08                                      1,010           1,042
   New Jersey State, Economic
      Development Authority, Trenton
      Office Complex, RB, FSA
         5.250%, 06/15/11                                      1,400           1,514
   New Jersey State, Educational Facilities
      Authority, Fairleigh Dickinson
      Project, Ser C, RB
         6.000%, 07/01/12                                      1,670           1,787
   New Jersey State, Educational Facilities
      Authority, Higher Education Capital
      Improvement Project, Ser A,
      RB, FSA
         5.000%, 09/01/18                                      2,350           2,535


--------------------------------------------------------------------------------
60                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   New Jersey State, Educational Facilities
      Authority, Princeton University
      Project, Ser F, RB
      Callable 04/01/06 @ 100 (A)
         2.690%, 07/01/23                                   $    905   $         905
   New Jersey State, Environmental
      Infrastructure, Ser A, RB
         5.500%, 09/01/10                                      1,635           1,764
   New Jersey State, Environmental
      Infrastructure, Wastewater Treatment
      Project, Ser C, RB
         5.000%, 07/01/11                                      1,125           1,197
   New Jersey State, GO
      Pre-Refunded @ 100 (B)
         6.000%, 05/01/13                                      1,500           1,645
   New Jersey State, Garden State
      Preservation Trust, Ser A, RB, FSA
         5.250%, 11/01/11                                      2,000           2,168
   New Jersey State, Healthcare Facilities
      Financing Authority, Atlantic City
      Medical Center Project, RB
         5.500%, 07/01/07                                      1,000           1,016
   New Jersey State, Healthcare Facilities
      Financing Authority, Burdette Tomlin
      Memorial Hospital Project, RB
      Callable 07/01/09 @ 101
         5.250%, 07/01/11                                        535             560
   New Jersey State, Healthcare Facilities
      Financing Authority, Childrens
      Specialized Hospital, Ser A, RB
         5.000%, 07/01/12                                        400             414
         5.000%, 07/01/14                                        510             525
   New Jersey State, Healthcare Facilities
      Financing Authority, Childrens
      Specialized Hospital, Ser A, RB
      Callable 07/01/15 @ 100
         5.000%, 07/01/18                                        200             204
   New Jersey State, Healthcare Facilities
      Financing Authority, Health Systems
      Obligation Group, Ser A, RB
         5.000%, 07/01/08                                      1,000           1,027
   New Jersey State, Healthcare Facilities
      Financing Authority, Palisades
      Medical Center Project, RB,
      ACA Insured
      Callable 07/01/09 @ 101
         4.800%, 07/01/10                                        615             627
   New Jersey State, Healthcare Facilities
      Financing Authority, RWJ Health
      Care Corporation Project, Ser B,
      RB, Radian Insured
         5.000%, 07/01/13                                      1,000           1,056
         5.000%, 07/01/14                                        570             606

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   New Jersey State, Ser A, COP
         5.250%, 06/15/09                                   $  2,000   $       2,086
   New Jersey State, Ser H, GO
         5.250%, 07/01/11                                      2,000           2,155
   New Jersey State, Ser H, GO, FSA
         5.250%, 07/01/15                                      1,485           1,648
   New Jersey State, Transportation
      Administration, Federal
      Transportation Grants, Ser B, COP,
      AMBAC
         5.500%, 09/15/11                                      3,450           3,769
   New Jersey State, Transportation Trust
      Fund, Transportation Systems
      Project, Ser A, RB
         5.000%, 06/15/10                                        165             173
   New Jersey State, Transportation Trust
      Fund, Transportation Systems
      Project, Ser A, RB (C)
         5.000%, 06/15/08                                      1,140           1,178
         5.000%, 06/15/10                                      1,085           1,149
   New Jersey State, Transportation Trust
      Fund, Transportation Systems
      Project, Ser A, RB
      Pre-Refunded @ 100 (B)
         5.250%, 06/15/08                                      2,000           2,080
   New Jersey State, Transportation Trust
      Fund, Transportation Systems
      Project, Ser A, RB, FGIC
         5.250%, 06/15/13                                      1,000           1,087
   New Jersey State, Transportation Trust
      Fund, Transportation Systems
      Project, Ser B, RB, MBIA
      Pre-Refunded @ 100 (B)
         5.000%, 12/15/11                                      1,110           1,192
   New Jersey State, Turnpike Authority,
      Ser A, RB, MBIA
         5.750%, 01/01/10                                      1,615           1,744
   New Jersey State, Turnpike Authority,
      Ser A, RB, MBIA (C)
         6.000%, 01/01/11                                      2,000           2,217
         5.750%, 01/01/10                                        435             470
   Ocean County, Waste Utilities
      Authority, RB
         5.250%, 01/01/10                                      1,910           1,987
   Ocean Township, Sewer Authority,
      Ser B, RB, FGIC
         5.250%, 12/01/09                                      1,000           1,062
   Passaic Valley, Sewer Authority,
      Ser F, RB, FGIC
         5.000%, 12/01/12                                      1,270           1,365
   Rahway, COP, MBIA
      Callable 02/15/10 @ 101
         5.400%, 02/15/13                                        475             507
         5.300%, 02/15/12                                        450             480


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 61

STATEMENT OF NET ASSETS (Unaudited)

New Jersey Municipal Bond Fund (Concluded)
February 28, 2006

------------------------------------------------------------------------------------
                                                          Shares/
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Southeast Morris County, Water
      Authority, RB, MBIA
      Callable 01/01/11 @ 100
         5.000%, 01/01/13                                   $  1,215   $       1,279
   Sussex, Municipal Utility Authority,
      RB, FGIC
         5.000%, 12/01/12                                      2,000           2,142
   Trenton, GO, MBIA
         5.000%, 12/01/11                                      1,360           1,460
   Union City, Industrial Pollution Control
      Authority, Exxon Project, RB
      Callable 03/13/06 @ 100 (A)
         2.720%, 07/01/33                                        625             625
   West Orange, GO
      Pre-Refunded @ 100 (B)
         5.450%, 02/15/10                                        980           1,051
                                                                       -------------
                                                                              79,038
                                                                       -------------
PUERTO RICO -- 3.4%
   Puerto Rico Commonwealth, Public
      Improvements Project,
      Ser A, GO, XLCA
         5.500%, 07/01/17                                        500             572
   Puerto Rico Commonwealth, Public
      Improvements, Ser A, GO, FGIC
         5.500%, 07/01/16                                      1,000           1,142
   Puerto Rico, Municipal Finance
      Agency, Ser B, GO, FSA
      Callable 08/01/09 @ 101
         5.750%, 08/01/12                                      1,000           1,087
                                                                       -------------
                                                                               2,801
                                                                       -------------
Total Municipal Bonds
   (Cost $80,808) ($ Thousands)                                               81,839
                                                                       -------------

CASH EQUIVALENT -- 0.1%

   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 2.88%+                             46,896              47
                                                                       -------------
Total Cash Equivalent
   (Cost $47) ($ Thousands)                                                       47
                                                                       -------------
Total Investments -- 98.8%
   (Cost $80,855) ($ Thousands)                                               81,886
                                                                       -------------

------------------------------------------------------------------------------------
                                                                           Value
Description                                                            ($ Thousands)
------------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.2%
Payable for Fund Shares Redeemed                                       $         (35)
Investment Advisory Fees Payable                                                 (21)
Administration Fees Payable                                                      (15)
Income Distributions Payable                                                      (9)
Trustees' Fees Payable                                                            (1)
Other Assets and Liabilities, Net                                              1,081
                                                                       -------------
Total Other Assets and Liabilities                                             1,000
                                                                       -------------
Net Assets -- 100.0%                                                   $      82,886
                                                                       =============
NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                           $      81,962
Undistributed net investment income                                                1
Accumulated net realized loss on investments                                    (108)
Net unrealized appreciation on investments                                     1,031
                                                                       -------------
Net Assets                                                             $      82,886
                                                                       =============
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($82,886,048 / 8,235,360 shares)                                           $10.06
                                                                       =============

+ Affiliated Security -- See Note 3 in the Notes to Financial Statements. Rate shown is the 7-day effective yield as of February 28, 2006.

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B)   Pre-Refunded Security -- the maturity date shown is the pre-refunded date.

(C)   Security is escrowed to maturity.

ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
62                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

New York Municipal Bond Fund
February 28, 2006

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

19.9% General Obligations
16.3% General Revenue
16.1% Education
15.5% Transportation
 7.2% Public Facilities
 5.3% Industrial Development
 4.2% Pollution Control
 3.7% Healthcare
 3.4% Water
 3.2% Power
 2.7% Utilities
 2.5% Housing
 0.0% Short Term Investment

*     Percentages based on total investments.

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 98.9%

NEW YORK -- 92.0%
   Buffalo, Ser D, GO, FGIC
         5.250%, 12/15/10                                   $    900   $         955
   Cornwall, Central School District, GO,
      FGIC
         5.000%, 10/15/14                                        525             572
   Dutchess County, Industrial
      Development Authority,
      IBM Project, RB
      Callable 12/01/09 @ 100 (A)
         5.450%, 12/01/29                                      1,500           1,586
   Long Island, Power Authority, New York
      Electric Systems Project, Ser A, RB,
      FSA (D)
         5.500%, 12/01/12                                      1,500           1,668
         5.500%, 12/01/13                                      1,475           1,658
   Metropolitan New York, Transportation
      Authority, Ser A, RB, FGIC
      Callable 11/15/11 @ 100
         5.250%, 11/15/12                                      1,000           1,083
   Metropolitan New York, Transportation
      Authority, Ser A, RB, FSA (D)
         5.000%, 11/15/14                                      1,290           1,411
   Metropolitan New York, Transportation
      Authority, Ser A, RB, MBIA
         5.000%, 11/15/11                                      1,550           1,665
   Metropolitan New York, Transportation
      Authority, Ser C, RB
         5.000%, 11/15/12                                      1,000           1,069
   Metropolitan New York, Transportation
      Authority, Ser C, RB, AMBAC
         5.000%, 11/15/13                                      1,000           1,087
   Nassau County, Healthcare Facilities
      Authority, RB, FSA
      Pre-Refunded @ 102 (C)
         6.000%, 08/01/09                                      1,000           1,099

------------------------------------------------------------------------------------
                                                        Face Amount     Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Nassau County, Industrial
      Development Authority, Hofstra
      University Project, RB, MBIA
         5.250%, 07/01/10                                   $    475   $         508
   Nassau County, Interim Finance
      Authority, Second Ser A, RB, MBIA
         5.000%, 11/15/14                                        500             547
   Nassau County, Interim Finance
      Authority, Second Ser A-1,
      RB, AMBAC
      Callable 11/15/11 @ 100
         5.375%, 11/15/14                                         75              82
   Nassau County, Interim Finance
      Authority, Second Ser A-1,
      RB, AMBAC
      Pre-Refunded @ 100 (C)
         5.375%, 11/15/14                                        175             192
   Nassau County, Ser A, GO, FGIC
         6.000%, 07/01/10                                        100             110
   New York & New Jersey, Port Authority,
      85th Ser, RB, AMBAC
         5.200%, 09/01/15                                      1,215           1,356
   New York City, Housing Development
      Authority, Capital Funding Program,
      Ser A, RB, FGIC
         5.000%, 07/01/12                                      1,000           1,076
   New York City, Industrial Development
      Agency, Terminal One Group
      Association Project, RB
         5.500%, 01/01/14                                      1,000           1,070
         5.000%, 01/01/10                                        750             772
   New York City, Local Assistance
      Project, Ser E, RB
         6.000%, 04/01/14                                      1,040           1,180
   New York City, Mount Sinai School
      District, GO, AMBAC
         6.200%, 02/15/14                                        500             581
   New York City, Municipal Water
      Finance Authority, Ser F,
      Sub-Ser F-2, RB (A)
         2.940%, 06/15/35                                        300             300
   New York City, Municipal Water
      Finance Authority, Water & Sewer
      Systems Project, Ser A, RB (D)
         6.000%, 06/15/09                                      1,000           1,080
   New York City, Municipal Water
      Finance Authority, Water & Sewer
      Systems Project, Ser A, RB, AMBAC
         5.875%, 06/15/13                                        750             856
   New York City, Municipal Water
      Finance Authority, Water & Sewer
      Systems Project, Ser A, RB, FGIC
         6.000%, 06/15/10                                      1,000           1,100


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 63

STATEMENT OF NET ASSETS (Unaudited)

February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount    Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   New York City, Municipal Water
      Finance Authority, Water & Sewer
      Systems Project, Ser C, RB
      Callable 12/15/05 @ 100 (A)
         2.940%, 06/15/33                                 $  1,000       $   1,000
   New York City, Ser A, GO
         5.250%, 11/01/09                                      250             263
         5.000%, 08/01/09                                      500             521
   New York City, Ser B, GO
         7.250%, 08/15/07                                      860             905
   New York City, Ser B, GO (D)
         7.250%, 08/15/07                                      140             148
   New York City, Ser B, GO Partially
      Pre-Refunded @ 100 (C)
         7.500%, 04/13/06                                       15              15
   New York City, Ser B, GO, FSA
         8.250%, 06/01/07                                    1,000           1,058
         5.250%, 08/01/13                                    2,000           2,187
   New York City, Ser B, GO, XLCA
         7.250%, 08/15/07                                      855             901
   New York City, Ser B, GO, XLCA (D)
         7.250%, 08/15/07                                      145             153
   New York City, Ser C, GO
         5.000%, 08/01/13                                      500             535
   New York City, Ser C, GO, CIFG
         5.000%, 08/01/14                                    1,500           1,620
   New York City, Ser F, GO
         5.000%, 08/01/08                                    1,000           1,033
   New York City, Ser G, GO
         5.000%, 08/01/10                                    1,000           1,054
         5.000%, 08/01/15                                      705             760
   New York City, Ser H, GO, FGIC
         6.000%, 08/01/12                                      750             845
   New York City, Ser H, GO
         5.000%, 08/01/13                                      840             899
   New York City, Ser H, GO, FGIC
      Callable 08/01/14 @ 100
         5.000%, 08/01/15                                      750             810
   New York City, Ser I, GO
         5.000%, 08/01/11                                      500             531
         5.000%, 08/01/14                                    2,500           2,687
   New York City, Ser J, GO
      Pre-Refunded @ 101 (C)
         6.125%, 08/01/07                                      340             356
   New York City, Ser M, GO
         5.000%, 04/01/13                                      700             747
   New York City, Sub-Ser E-2, GO
      Callable 04/01/06 @ 100 (A) (B)
         2.940%, 08/01/20                                      200             200
   New York City, Sub-Ser F-1, GO
         5.000%, 09/01/13                                      750             803

------------------------------------------------------------------------------------
                                                        Face Amount    Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser A, RB
      Callable 08/15/07 @ 101
         5.000%, 08/15/11                                 $     55       $      57
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser A, RB
      Callable 11/01/11 @ 100 (A) (E)
         5.500%, 11/01/26                                      750             817
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser A, RB
      Pre-Refunded @ 101 (C)
         5.500%, 02/15/11                                    1,000           1,085
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser B, RB
      Pre-Refunded @ 101 (C)
         5.000%, 11/15/09                                      305             318
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser B, RB
      Callable 02/01/11 @ 100 (A)
         5.250%, 02/01/29                                      750             800
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser B, RB
      Pre-Refunded @ 101 (C)
         6.000%, 11/15/10                                      500             554
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser C, RB
         5.500%, 02/01/09                                    1,105           1,167
         5.500%, 02/01/11                                    1,000           1,088
   New York City, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser D-2, RB
      Callable 05/01/14 @ 100
         5.000%, 11/01/14                                    1,000           1,085
   New York City, Transportation Facilities
      Authority, Livingston Plaza Project,
      RB, FSA (D)
         5.400%, 01/01/18                                      105             117
   New York State, Dormitory Authority,
      Aids Long-Term Health Care
      Facilities, RB, SONYMA
         5.000%, 11/01/10                                    1,500           1,582
   New York State, Dormitory Authority,
      City University System Construction
      Project, 5th General, Ser A,
      RB, FGIC
         5.000%, 07/01/13                                    2,000           2,165


--------------------------------------------------------------------------------
64                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount    Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   New York State, Dormitory Authority,
      City University System, Special
      Obligation, Ser D, RB, FGIC
         5.750%, 07/01/12                                 $  1,000       $   1,082
   New York State, Dormitory Authority,
      Manhattan College, RB,
      Radian Insured
         5.500%, 07/01/11                                      900             971
   New York State, Dormitory Authority,
      Mental Health Services Facilities
      Improvement Project, Ser C,
      RB, FGIC
         5.000%, 02/15/13                                      800             864
   New York State, Dormitory Authority,
      Mental Health Services Facilities
      Improvement Project,
      Ser D, RB, FGIC
      Callable 10/01/15 @ 100
         5.000%, 02/15/16                                    1,500           1,626
   New York State, Dormitory Authority,
      Mental Health Services Facilities
      Project, Ser B, RB
         6.500%, 08/15/08                                      250             266
         6.500%, 08/15/09                                      400             436
   New York State, Dormitory Authority,
      Mental Health Services Facilities
      Project, Ser G, RB, AMBAC
         5.250%, 08/15/09                                      385             407
   New York State, Dormitory Authority,
      Methodist Hospital Project, RB
         5.250%, 07/01/11                                      750             796
   New York State, Dormitory Authority,
      New York State Department of
      Health, RB
         5.250%, 07/01/13                                      500             543
   New York State, Dormitory Authority,
      New York University Project, Ser A,
      RB, MBIA
         6.000%, 07/01/19                                      100             121
   New York State, Dormitory Authority,
      Presbyterian Hospital Project, RB,
      AMBAC
         5.500%, 02/01/09                                      300             316
         5.500%, 08/01/09                                      500             531
   New York State, Dormitory Authority,
      Presbyterian Hospital Project,
      RB, AMBAC
      Callable 02/01/08 @ 101
         4.400%, 08/01/13                                       35              35
   New York State, Dormitory Authority,
      Ryan/Clinton Community Health
      Project, RB, SONYMA
         5.400%, 07/01/09                                      250             262

------------------------------------------------------------------------------------
                                                        Face Amount    Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   New York State, Dormitory Authority,
      Ser B, RB
      Callable 05/15/12 @ 100
         5.250%, 11/15/23                                 $  3,500       $   3,762
   New York State, Dormitory Authority,
      Ser B, RB, XLCA
         5.250%, 07/01/32                                      750             812
   New York State, Dormitory Authority,
      State University Educational
      Facilities Project, RB, AMBAC
         5.250%, 05/15/15                                    1,170           1,284
   New York State, Dormitory Authority,
      State University Educational
      Facilities Project, RB, MBIA
      Callable 05/15/10 @ 101
         6.000%, 05/15/15                                    1,000           1,103
   New York State, Dormitory Authority,
      State University Educational
      Facilities Project, Ser A, RB, FGIC
         7.500%, 05/15/13                                      600             743
   New York State, Environmental
      Facilities Authority, New York City
      Water Project, RB
         5.750%, 06/15/08                                        5               5
         5.750%, 06/15/09                                        5               5
         5.750%, 06/15/10                                       35              38
         5.750%, 06/15/11                                      180             199
         5.750%, 06/15/12                                      105             118
   New York State, Environmental
      Facilities Authority, New York City
      Water Project, RB (D)
         5.750%, 06/15/08                                       40              42
         5.750%, 06/15/09                                       40              43
         5.750%, 06/15/11                                    1,180           1,305
   New York State, Environmental
      Facilities Authority, Revolving Funds,
      New York City Municipal Water,
      Ser E, RB
         5.000%, 06/15/14                                      750             820
   New York State, Environmental
      Facilities Authority, Revolving Funds,
      RB, MBIA
         6.000%, 06/15/12                                    1,350           1,525
   New York State, Environmental
      Facilities Authority, Revolving
      Funds-Pooled Financing Program,
      Ser B, RB
         5.000%, 11/15/14                                    1,000           1,097
         5.000%, 11/15/16                                    1,000           1,106
   New York State, Environmental
      Facilities Authority, Ser A, RB
         5.000%, 03/15/12                                    1,000           1,069


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 65

STATEMENT OF NET ASSETS (Unaudited)

New York Municipal Bond Fund (Concluded)
February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount    Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   New York State, Environmental
      Facilities Authority, State Water
      Project, Ser A, RB (D)
         5.750%, 06/15/09                                   $    5       $       5
         5.750%, 06/15/11                                      640             708
   New York State, GO
      Pre-Refunded @ 101 (C)
         5.200%, 07/15/06                                      100             102
   New York State, Housing Finance
      Agency, Ser K, RB
         5.000%, 03/15/10                                    1,000           1,050
   New York State, Mortgage Agency, 26th
      Ser, RB
         5.200%, 04/01/08                                      500             508
   New York State, Mortgage Agency, 26th
      Ser, RB
      Callable 07/01/10 @ 100
         5.350%, 10/01/16                                      140             143
   New York State, Mortgage Agency,
      Homeowner Mortgage Project,
      Ser 87, RB
      Callable 09/01/09 @ 100
         5.150%, 04/01/17                                      300             308
   New York State, Sales Tax Asset
      Receivables Project,
      Ser A, RB, MBIA
      Callable 10/15/14 @ 100
         5.000%, 10/15/17                                    1,000           1,086
   New York State, Thruway & Highway
      Board, Second Ser B, RB, FSA
         5.000%, 04/01/14                                    1,000           1,088
   New York State, Thruway & Highway
      Board, Ser A, RB, FSA
         5.250%, 04/01/11                                      750             809
   New York State, Thruway & Highway
      Board, Ser B, RB, FGIC
      Callable 04/01/08 @ 101
         5.250%, 04/01/11                                    1,000           1,043
   New York State, Thruway & Highway
      Board, Ser C, MBIA
         5.500%, 04/01/12                                      750             826
   New York State, Thruway Authority,
      Second Ser B, RB, FGIC
      Callable 10/01/15 @ 100
         5.000%, 04/01/16                                    1,000           1,096
   New York State, Thruway Authority,
      Second Ser B, RB, FSA
         5.000%, 04/01/13                                    2,175           2,352
   New York State, Thruway Authority,
      Transportation Project, Ser A,
      RB, FSA
         5.000%, 03/15/13                                      500             542
         5.000%, 03/15/14                                    1,000           1,091

------------------------------------------------------------------------------------
                                                        Face Amount    Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   New York State, Tobacco Settlement
      Financing, Ser A-1, RB
      Callable 06/01/06 @ 100
         5.250%, 06/01/12                                 $  1,000       $   1,005
   New York State, Transitional Finance
      Authority, Future Tax Secured
      Project, Ser B, RB
      Pre-Refunded @ 101 (C)
         6.000%, 11/15/11                                      750             831
   New York State, Triborough Bridge &
      Tunnel Authority, General Purpose
      Project, Ser SR, RB (D)
         5.500%, 01/01/12                                      535             567
   New York State, Triborough Bridge &
      Tunnel Authority, General Purpose
      Project, Ser X, RB (D)
         6.625%, 01/01/12                                    1,160           1,324
   New York State, Urban Development,
      Capital Correctional Facilities Project,
      Ser A, RB, FSA
         6.500%, 01/01/10                                      650             721
   New York State, Urban Development,
      Personal Income Tax Project,
      Ser A-1, RB
         5.000%, 12/15/11                                      250             268
   New York State, Urban Development,
      Personal Income Tax Project,
      Ser A-1, RB, AMBAC
         5.000%, 12/15/15                                    1,000           1,097
   New York State, Urban Development,
      Personal Income Tax Project, Ser B,
      RB, FSA
         5.000%, 03/15/13                                    1,000           1,084
   New York State, Urban Development,
      Ser A, RB
         5.500%, 01/01/17                                    1,500           1,616
         5.250%, 01/01/21                                    1,750           1,824
         5.000%, 01/01/09                                      500             519
         5.000%, 01/01/17                                      450             477
   New York State, Urban Development,
      Ser A, RB, XLCA
         5.250%, 01/01/11                                    1,000           1,077
   New York State, Urban Development,
      Service Contract, RB, FSA
         5.000%, 01/01/15                                      500             547
   New York State, Urban Development,
      State Facilities Project, RB
         5.750%, 04/01/12                                    1,000           1,106
   Troy, Industrial Development Authority,
      Rensselaer Polytechnic Institute,
      Ser A, RB
         5.500%, 09/01/10                                      400             426


--------------------------------------------------------------------------------
66                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount    Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Tsasc, Ser 1, RB
      Callable 06/01/16 @ 100
         4.750%, 06/01/22                                 $  3,500       $   3,500
   Yonkers, Ser A, GO, MBIA
         5.000%, 08/01/13                                    1,500           1,622
   Yonkers, Ser E, GO, MBIA
         5.000%, 12/01/10                                    1,000           1,061
                                                                         ---------
                                                                           112,290
                                                                         ---------

PUERTO RICO -- 6.6%
   Puerto Rico Commonwealth, Electric
      Power Authority, Ser QQ, RB, XLCA
         5.500%, 07/01/16                                      500             569
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser Y,
      RB, MBIA
         6.250%, 07/01/14                                       10              12
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser Y,
      RB, MBIA (D)
         6.250%, 07/01/14                                      115             136
   Puerto Rico Commonwealth, Public
      Buildings Authority, Government
      Facilities Project, Ser C, RB
         5.500%, 07/01/12                                      250             272
   Puerto Rico Commonwealth, Public
      Buildings Authority, Ser J, RB
      Callable 07/01/12 @ 100
         5.000%, 07/01/28                                    1,000           1,044
   Puerto Rico Commonwealth, Public
      Finance Authority, Commonwealth
      Appropriation Project, RB
      Pre-Refunded @ 100 (C)
         5.500%, 08/01/29                                      750             822
   Puerto Rico Commonwealth, Public
      Finance Authority, Ser A, RB
      Callable 02/01/12 @ 100 (A) (B)
         5.750%, 08/01/27                                    2,850           3,077
   Puerto Rico Commonwealth, Public
      Improvements Project, Ser C, GO (A)
         6.000%, 07/01/13                                    1,000           1,046
   Puerto Rico Commonwealth, Ser A, GO
      Callable 07/01/12 @ 100 (A)
         5.000%, 07/01/30                                    1,000           1,044
                                                                         ---------
                                                                             8,022
                                                                         ---------

VIRGIN ISLANDS -- 0.3%
   Virgin Islands, Public Financing
      Authority, Gross Receipts Taxes,
      Loan Note Project, Ser A, RB
         5.625%, 10/01/10                                      340             353
                                                                         ---------

Total Municipal Bonds
   (Cost $119,347) ($ Thousands)                                           120,665
                                                                         ---------

------------------------------------------------------------------------------------
                                                                       Market Value
Description                                                Shares      ($ Thousands)
------------------------------------------------------------------------------------
CASH EQUIVALENT -- 0.1%

   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 2.88%+                          68,955        $      69
                                                                         ---------
Total Cash Equivalent
   (Cost $69) ($ Thousands)                                                     69
                                                                         ---------
Total Investments -- 99.0%
   (Cost $119,416) ($ Thousands)                                           120,734
                                                                         ---------
OTHER ASSETS AND LIABILITIES -- 1.0%
Payable for Fund Shares Redeemed                                               (52)
Investment Advisory Fees Payable                                               (31)
Administration Fees Payable                                                    (21)
Income Distributions Payable                                                   (14)
Trustees' Fees Payable                                                          (2)
Other Assets and Liabilities, Net                                            1,357
                                                                         ---------
Total Other Assets and Liabilities                                           1,237
                                                                         ---------
Net Assets -- 100.0%                                                     $ 121,971
                                                                         =========

NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                             $ 120,626
Distribution in excess of net investment income                                 (1)
Accumulated net realized gain on investments                                    30
Net unrealized appreciation on investments                                   1,316
                                                                         ---------
Net Assets                                                               $ 121,971
                                                                         =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($121,971,469 / 11,875,596 shares)                                       $10.27
                                                                         =========

+ Affiliated Security -- See Note 3 in the Notes to Financial Statements. Rate shown is the 7-day effective yield as of February 28, 2006.

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)   Pre-Refunded Security -- the maturity date shown is the pre-refunded date.

(D)   Security is escrowed to maturity.

(E) Step Bonds -- The rate reflected on the Statement of Net Assets is the effective yield on February 28, 2006. The coupon on a step bond changes on a specified date.

AMBAC -- American Municipal Bond Assurance Company
CIFG -- CDC IXIS Financial Guaranty
Cl -- Class
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Company
Radian -- Radian Asset Assurance
RB -- Revenue Bond
Ser -- Series
SONYMA -- State of New York Mortgage Agency
XLCA -- XL Credit Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 67

STATEMENT OF NET ASSETS (Unaudited)

California Municipal Bond Fund
February 28, 2006

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS*:

  [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR GRAPH IN THE PRINTED MATERIAL.]

23.6% General Obligations
16.6% Education
15.9% Industrial Development
11.6% General Revenue
10.5% Power
 6.6% Public Facilities
 5.7% Water
 5.4% Transportation
 2.9% Healthcare
 0.9% Utilities
 0.3% Housing
 0.0% Short Term Investment

*  Percentages based on total investments.

------------------------------------------------------------------------------------
                                                        Face Amount    Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 97.9%

CALIFORNIA -- 91.5%
   ABAG, Financial Authority Not-For
      Profit, Channing House Project, COP
         4.900%, 02/15/09                                 $    780       $     800
   ABAG, Financial Authority Not-For-
      Profit, YMCA of San Francisco
      Refinancing Project, Ser A, COP,
      ACA Insured (D)
         4.400%, 10/01/06                                      100             101
   California State, Department of Water
      Resources & Power, Ser A
      Pre-Refunded @ 101 (C)
         5.750%, 05/01/12                                    2,000           2,260
   California State, Department of Water
      Resources & Power, Ser A, RB
      Pre-Refunded @ 101 (C)
         5.375%, 05/01/12                                    1,400           1,554
   California State, Department of Water
      Resources & Power, Ser A,
      RB, XLCA
      Pre-Refunded @ 101 (C)
         5.375%, 05/01/12                                    4,875           5,411
   California State, Department of Water
      Resources, Water Systems Project,
      Ser Y, RB, FGIC
      Callable 06/01/13 @ 100
         5.250%, 12/01/19                                    2,425           2,640
   California State, Economic
      Development Authority, Ser A, GO
         5.250%, 07/01/12                                    6,930           7,580
   California State, Economic
      Development Authority, Ser A, GO,
      MBIA
         5.250%, 07/01/13                                    2,000           2,208

------------------------------------------------------------------------------------
                                                        Face Amount    Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   California State, Economic
      Development Authority, Ser C-5, RB
      Callable 03/13/06 @ 100 (A)
         2.920%, 07/01/23                                 $    700       $     700
   California State, GO
         5.250%, 03/01/11                                    3,100           3,329
         5.250%, 02/01/18                                    2,000           2,219
         5.000%, 04/01/10                                    3,000           3,174
         5.000%, 04/01/12                                   10,000          10,688
         5.000%, 03/01/15                                    7,000           7,560
   California State, GO
      Callable 08/01/13 @ 100
         5.250%, 02/01/14                                    4,000           4,353
   California State, GO, XLCA
         5.250%, 02/01/11                                    7,000           7,542
   California State, Health Facilities
      Financing Authority, Cedars-Sinai
      Medical Center Project, RB
         5.000%, 11/15/14                                    1,000           1,070
   California State, Infrastructure &
      Economic Development Authority,
      Bay Area Toll Bridges Project, Ser A,
      RB, FSA
         5.000%, 07/01/11                                    2,000           2,151
   California State, Infrastructure &
      Economic Development Authority,
      Workers Compensation Relief
      Project, Ser A, RB, AMBAC
         5.250%, 10/01/13                                    4,900           5,427
   California State, Pollution Control
      Finance Authority, Exxon Project, RB
      Callable 03/13/06 @ 100 (A)
         2.720%, 12/01/12                                      100             100
   California State, Public Works Board,
      Department of Corrections State
      Prison Project, Ser E, RB, MBIA
         6.000%, 06/01/10                                    1,500           1,645
   California State, Public Works Board,
      Department of General Services,
      Butterfield Street Project, Ser A, RB
         5.000%, 06/01/15                                    1,000           1,079
   California State, Resources Efficiency
      Financing Authority, Capital
      Improvements Program, COP, AMBAC
         6.000%, 04/01/09                                    1,420           1,526
   California State, Union Elementary
      School District, Ser B, GO, FGIC
      Pre-Refunded @ 100 (C)
         5.375%, 09/01/12                                    1,000           1,104


--------------------------------------------------------------------------------
68                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount    Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   California Statewide, Communities
      Development Authority, Health
      Facilities-Adventist Health Project,
      Ser A, RB
         5.000%, 03/01/15                                 $  1,385       $   1,473
   California Statewide, Communities
      Development Authority, Huntington
      Memorial Hospital, RB
         5.000%, 07/01/15                                    2,860           3,053
   California Statewide, Communities
      Development Authority, Redlands
      Community Hospital, Ser A, RB
         5.000%, 04/01/14                                    1,000           1,059
   Corona-Norco, Unified School District,
      Capital Appreciation Project, Ser B,
      GO, FSA (E)
         5.600%, 09/01/13                                    1,000             748
         5.500%, 09/01/12                                    1,005             785
   Del Mar, Race Track Authority, RB
         5.000%, 08/15/10                                      700             727
   Del Mar, Race Track Authority, RB
      Pre-Refunded @ 102 (C)
         6.000%, 08/15/06                                    1,000           1,032
   Fairfield, Housing Authority, Creekside
      Estates Mobile Homes Project, RB
         5.150%, 09/01/07                                      220             221
         5.050%, 09/01/06                                      265             265
   Fontana, Redevelopment Agency,
      Jurupa Hills Redevelopment Project,
      Ser A, TA
         5.100%, 10/01/09                                      360             373
         4.900%, 10/01/07                                    1,345           1,363
   Fontana, Redevelopment Agency,
      Jurupa Hills Redevelopment Project,
      Ser A, TA
      Callable 10/01/09 @ 101
         5.200%, 10/01/10                                    1,615           1,692
   Fresno, Joint Powers Finance Authority,
      RB, AMBAC
      Callable 08/01/10 @ 102
         5.500%, 08/01/15                                    1,445           1,593
   Hacienda La Puente, Capital
      Appreciation, Ser A, GO, MBIA (E)
         5.450%, 08/01/15                                    1,200             819
   Huntington Beach, Unified School
      District, Election 2004 Project,
      GO, FSA
      Callable 08/01/14 @ 100
         5.000%, 08/01/15                                    1,165           1,265
   Intermodal, Container Transfer Facility,
      Joint Powers Authority, Ser A, RB, AMBAC
         5.000%, 11/01/10                                    1,465           1,567

------------------------------------------------------------------------------------
                                                        Face Amount    Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Lodi, Electric Systems Authority, Capital
      Appreciation, Ser B, COP, MBIA
      Pre-Refunded @ 90.35 (C) (E)
         5.715%, 01/15/09                                 $  1,000       $     816
   Loma Linda, University Medical
      Center, Ser A, RB
         5.000%, 12/01/15                                    1,575           1,654
   Los Angeles, Community
      Redevelopment Authority, Cinerama
      Dome Public Parking Project, RB,
      ACA Insured (B)
         4.700%, 07/01/06                                      505             504
   Los Angeles, Ser A, GO
         5.250%, 09/01/13                                    1,180           1,305
   Los Angeles, Sonnelblick Del Rio West,
      COP, AMBAC
         5.375%, 11/01/10                                    2,130           2,307
   Los Angeles, Unified School District,
      GO, MBIA
         5.500%, 07/01/11                                    2,000           2,199
   Los Angeles, Water & Power Authority,
      Ser A, RB, MBIA
         5.000%, 07/01/11                                    2,500           2,688
   Newport Beach, Health Facilities
      Authority, Hoag Memorial
      Presbyterian Hospital Project, RB
      Callable 03/13/06 @ 100 (A)
         2.920%, 10/01/22                                      580             580
   North Orange County, Community
      College District, Election of 2002
      Project, Ser B, GO, FGIC
      Pre-Refunded @ 100 (C)
         5.000%, 08/01/14                                    1,250           1,370
   Ontario, Redevelopment Financing
      Authority, Center City & Cimarron
      Project No. 1, RB, MBIA
         5.000%, 08/01/11                                    1,270           1,367
   Orange County, Water District Authority,
      Ser B, COP, MBIA
         4.500%, 08/15/13                                    1,350           1,419
   Palo Alto, Unified School District,
      GO, FSA
      Callable 08/01/15 @ 100
         5.000%, 08/01/16                                    1,195           1,307
   Pasadena, Unified School District,
      GO, FGIC
         5.000%, 11/01/13                                    2,000           2,183
   Rancho Cucamonga, Redevelopment
      Agency, Ranch Redevelopment
      Project, Ser A, TA, AMBAC
      Callable 09/01/14 @ 100
         5.000%, 09/01/15                                    2,000           2,165


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 69

STATEMENT OF NET ASSETS (Unaudited)

California Municipal Bond Fund (Concluded)
February 28, 2006

------------------------------------------------------------------------------------
                                                        Face Amount    Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   Redwood City, Elementary School
      District, GO, FGIC
         5.000%, 08/01/15                                 $  2,275       $   2,495
   Richmond, Joint Powers Finance
      Authority, Port Terminal Lease
      Project, RB, ACA Insured
         4.350%, 06/01/06                                    1,100           1,101
   Riverside, Community College District,
      GO, FSA
      Callable 08/01/15 @ 100
         5.000%, 08/01/18                                    1,700           1,842
   Riverside, Electric Authority, RB, FSA
      Callable 10/01/11 @ 101
         5.250%, 10/01/13                                    2,485           2,717
   Riverside, Public Financing Authority, COP
         5.400%, 05/15/09                                    3,800           3,930
   Sacramento, Municipal Utility District,
      Ser S, RB, MBIA
         5.000%, 11/15/13                                    1,400           1,530
   San Buenaventura, Ser B, COP, AMBAC
         5.000%, 01/01/12                                    1,455           1,568
   San Diego, Burnham Institute Project,
      COP (D)
         5.150%, 09/01/06                                      500             497
   San Diego, Burnham Institution for
      Med Resh Project, COP
         5.000%, 09/01/16                                      575             600
   San Diego, Redevelopment Agency,
      Centre City Redevelopment Project,
      Ser A, RB
         5.450%, 09/01/09                                      175             180
         5.350%, 09/01/08                                      175             178
   San Diego, Redevelopment Agency,
      Centre City Redevelopment Project,
      Ser A, TA, XLCA
         5.000%, 09/01/13                                    1,300           1,399
   San Diego, Unified School District,
      Election of 1998 Project, Ser B, GO,
      MBIA
         6.050%, 07/01/18                                    2,650           3,197
   San Francisco Bay Area, Transportation
      Finance Authority, Bridge Toll
      Project, RB, ACA Insured
         5.750%, 02/01/07                                    2,725           2,766
   San Francisco, City & County Authority,
      Ser A, RB, FSA
         5.000%, 11/01/12                                    6,000           6,506
   San Francisco, State Building Authority,
      California State & San Francisco
      Civic Center, Ser A, RB, FGIC
      Callable 12/01/15 @ 100
         5.000%, 12/01/16                                    3,500           3,819

------------------------------------------------------------------------------------
                                                        Face Amount    Market Value
Description                                            ($ Thousands)   ($ Thousands)
------------------------------------------------------------------------------------
   San Francisco, State University
      Foundation, Student Housing
      Project, RB, ACA Insured
         4.500%, 07/01/07                                 $    265       $     266
         4.400%, 07/01/06                                      425             426
   San Joaquin County, Capital Facilities
      Project, COP, MBIA
         5.500%, 11/15/13                                    1,000           1,125
   San Joaquin Hills, Transportation
      Authority, RB (D) (E)
         5.340%, 01/01/09                                    2,000           1,803
   San Ramon Valley, Unified School
      District, Election 2002, GO, FSA
      Callable 08/01/14 @ 100
         5.250%, 08/01/17                                    1,475           1,626
   Santa Fe Springs, Community
      Development Authority, Ser A,
      TA, MBIA
         5.000%, 09/01/10                                    1,950           2,077
   Santa Monica, Malibu School District,
      GO, FGIC
         5.250%, 08/01/11                                    2,095           2,277
   South San Francisco, School District,
      RB, MBIA
         5.000%, 09/15/17                                    1,070           1,181
   Stockton, Essential Services
      Building/Parking Facility, COP
         5.000%, 08/01/09                                      280             289
         4.800%, 08/01/07                                      155             157
   Sunnyvale, Water Financing Authority,
      RB, AMBAC
      Callable 10/01/11 @ 100
         5.250%, 10/01/13                                    1,595           1,731
   University of California, Ser A, RB,
      AMBAC
         5.000%, 05/15/11                                    5,000           5,375
   Val Verde, Unified School District,
      COP, FGIC (D)
         5.000%, 01/01/14                                      500             546
   Val Verde, Unified School District,
      COP, FGIC
      Pre-Refunded @ 100 (C)
         5.250%, 01/01/15                                    1,000           1,116
   Washington Township, Healthcare
      Project, RB
         4.400%, 07/01/06                                    1,010           1,012
                                                                         ---------
                                                                           171,452
                                                                         ---------
GUAM -- 0.6%
   Guam, Ser A, GO, FSA
         5.500%, 12/01/10                                    1,000           1,087
                                                                         ---------


--------------------------------------------------------------------------------
70                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------
                                                       Shares/
                                                     Face Amount        Market Value
Description                                         ($ Thousands)      ($ Thousands)
------------------------------------------------------------------------------------
PUERTO RICO -- 5.8%
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser W,
      RB, MBIA
         5.500%, 07/01/13                             $  3,400           $   3,797
   Puerto Rico Commonwealth, Highway
      & Transportation Authority, Ser X,
      RB, FSA
         5.500%, 07/01/15                                1,490               1,691
   Puerto Rico Commonwealth, Public
      Improvements Authority, GO, MBIA
         5.250%, 07/01/12                                2,000               2,185
   Puerto Rico, Electric Power Authority,
      Ser KK, RB, XLCA
         5.000%, 07/01/11                                1,000               1,068
   Puerto Rico, Municipal Finance
      Agency, Ser A, RB, FSA
         4.500%, 08/01/10                                1,000               1,042
   Puerto Rico, Public Buildings Authority,
      Government Facilities Project,
      Ser C, RB
         5.500%, 07/01/16                                1,000               1,138
                                                                         ---------
                                                                            10,921
                                                                         ---------
Total Municipal Bonds
   (Cost $179,687) ($ Thousands)                                           183,460
                                                                         ---------

TAX EXEMPT CORPORATE BOND -- 1.1%

COLORADO -- 1.1%
   San Manuel Entertainment
      Callable 12/01/13 @ 102 (F)
         4.500%, 12/01/16                                2,000               1,995
                                                                         ---------
Total Tax Exempt Corporate Bond
   (Cost $2,000) ($ Thousands)                                               1,995
                                                                         ---------

CASH EQUIVALENT -- 0.0%

   SEI Tax Exempt Trust, Institutional
      Tax Free Fund, Cl A, 2.88%+                       88,734                  89
                                                                         ---------
Total Cash Equivalent
   (Cost $89) ($ Thousands)                                                     89
                                                                         ---------

Total Investments -- 99.0%
   (Cost $181,776) ($ Thousands)                                           185,544
                                                                         ---------

-----------------------------------------------------------------------------------
                                                                          Value
Description                                                           ($ Thousands)
-----------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.0%
Payable for Investment Securities Purchased                              $  (7,105)
Payable for Fund Shares Redeemed                                               (55)
Investment Advisory Fees Payable                                               (49)
Income Distributions Payable                                                   (39)
Administration Fees Payable                                                    (34)
Trustees' Fees Payable                                                          (3)
Other Assets and Liabilities, Net                                            9,253
                                                                         ---------
Total Other Assets and Liabilities                                           1,968
                                                                         ---------
Net Assets -- 100.0%                                                     $ 187,512
                                                                         =========

NET ASSETS:
Paid-In-Capital
   (unlimited authorization -- no par value)                             $ 183,507
Undistributed net investment income                                            127
Accumulated net realized gain on investments                                   110
Net unrealized appreciation on investments                                   3,768
                                                                         ---------
Net Assets                                                               $ 187,512
                                                                         =========

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($187,511,602 / 18,391,148 shares)                                       $10.20
                                                                         =========

+ Affiliated Security -- See Note 3 in the Notes to Financial Statements. Rate shown is the 7-day effective yield as of February 28, 2006.

(A) Floating Rate Security -- the rate reflected on the Statement of Net Assets is the rate in effect on February 28, 2006. The demand and interest rate reset features give this security a shorter effective maturity date.

(B) Securities are held in conjunction with a letter of credit from a major bank or financial institution.

(C)   Pre-Refunded Security -- the maturity date shown is the pre-refunded date.

(D)   Security is escrowed to maturity.

(E) Zero coupon bond. The rate shown is the effective yield at the time of purchase.

(F) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On February 28, 2006, the value of these securities amounted to $1,995 ($Thousands) representing 1.1% of the net assets of the Fund.

ABAG -- Association of Bay Area Governments
ACA -- American Capital Access
AMBAC -- American Municipal Bond Assurance Company
Cl -- Class
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FSA -- Financial Security Assistance
GO -- General Obligation
MBIA -- Municipal Bond Insurance Association
RB -- Revenue Bond
Ser -- Series
TA -- Tax Allocation
XLCA -- XL Capital Assurance

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 71

Statements of Operations ($ Thousands)

For the six month period ended February 28, 2006 (Unaudited)

-----------------------------------------------------------------------------------------------------------
                                                           INSTITUTIONAL    MASSACHUSETTS    INTERMEDIATE-
                                                TAX FREE        TAX FREE   TAX FREE MONEY   TERM MUNICIPAL
                                                    FUND            FUND      MARKET FUND             FUND
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                               $10,044         $17,209           $1,155         $ 19,442
   Dividends from Affiliated Registered
     Investment Companies*                            12              --               --                1
-----------------------------------------------------------------------------------------------------------
   Total Investment Income                        10,056          17,209            1,155           19,443
-----------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                             1,254           2,130               92            1,163
   Shareholder Servicing Fees - Class A              871           1,082               --            1,211
   Shareholder Servicing Fees - Class B (1)           --             441              121               --
   Shareholder Servicing Fees - Class C (1)           --              59               --               --
   Investment Advisory Fees                          131             222               15            1,599
   Professional Fees                                  43              71                5               54
   Printing Fees                                      32              58                4               38
   Trustees' Fees                                     21              33                3               37
   Custodian/Wire Agent Fees                          20              22                2               15
   Registration Fees                                  14              26                2               22
   Pricing Fees                                        6               9                1               49
   Insurance Fees                                      5               8               --                7
   Other Expenses                                      9              13                1               11
-----------------------------------------------------------------------------------------------------------
   Total Expenses                                  2,406           4,174              246            4,206
-----------------------------------------------------------------------------------------------------------
   Less, Waiver of:
      Administration Fees                             --            (641)             (24)             (87)
      Shareholder Servicing Fees - Class A          (839)         (1,082)              --             (921)
      Shareholder Servicing Fees - Class B            --              --               --               --
      Investment Advisory Fees                        --              --               --             (291)
      Fees Paid Indirectly (See Note 2)               (3)             (5)              (1)              --
-----------------------------------------------------------------------------------------------------------
   Net Expenses                                    1,564           2,446              221            2,906
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                              8,492          14,763              934           16,536
-----------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS:
   Net Realized Gain (Loss) on Investments            --              11               --           (1,508)
   Net Change in Unrealized Depreciation on
     Investments                                      --              --               --          (11,417)
-----------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS                                  $ 8,492         $14,774           $  934          $ 3,611
-----------------------------------------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.

*   See Note 2 in the notes to financial statements.

(1) Includes class specific Administrative and Shareholder Service Fees.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
72                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                SHORT DURATION   PENNSYLVANIA   MASSACHUSETTS   NEW JERSEY    NEW YORK   CALIFORNIA
                                                     MUNICIPAL      MUNICIPAL       MUNICIPAL    MUNICIPAL   MUNICIPAL    MUNICIPAL
                                                          FUND      BOND FUND       BOND FUND    BOND FUND   BOND FUND    BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                     $ 2,158       $  2,272           $ 769      $ 1,518     $ 2,120      $ 3,841
   Dividends from Affiliated Registered
     Investment Companies*                                   1              1               1           --           1           --
------------------------------------------------------------------------------------------------------------------------------------
   Total Investment Income                               2,159          2,273             770        1,518       2,121        3,841
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                     183             99              45           92         129          225
   Shareholder Servicing Fees - Class A                    191             71              47           96         135          234
   Shareholder Servicing Fees - Class B (1)                 --             64              --           --          --           --
   Shareholder Servicing Fees - Class C (1)                 --             --              --           --          --           --
   Investment Advisory Fees                                252            174              61          127         178          309
   Professional Fees                                         8              7               2            4           6           10
   Printing Fees                                             6              3               2            4           4            8
   Trustees' Fees                                            4              3               1            2           3            5
   Custodian/Wire Agent Fees                                 2              2               1            2           3            4
   Registration Fees                                         2              3               1            1           2            4
   Pricing Fees                                              5              5               2            4           5           10
   Insurance Fees                                            1              1              --           --           1            1
   Other Expenses                                            1              1               1            1           1            3
------------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                          655            433             163          333         467          813
------------------------------------------------------------------------------------------------------------------------------------
   Less, Waiver of:
      Administration Fees                                   (7)           (60)             (3)          (7)         (8)         (16)
      Shareholder Servicing Fees - Class A                (145)           (14)            (36)         (96)       (103)        (217)
      Shareholder Servicing Fees - Class B                  --            (47)             --           --          --           --
      Investment Advisory Fees                             (46)           (40)            (11)          --         (32)         (18)
      Fees Paid Indirectly (See Note 2)                     --             --              --           --          --           --
------------------------------------------------------------------------------------------------------------------------------------
   Net Expenses                                            457            272             113          230         324          562
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                    1,702          2,001             657        1,288       1,797        3,279
------------------------------------------------------------------------------------------------------------------------------------
   NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS:
   Net Realized Gain (Loss) on Investments                 (41)           (53)             72          (18)         43          471
   Net Change in Unrealized Depreciation on
     Investments                                          (312)        (1,230)           (678)      (1,054)     (1,364)      (3,080)
------------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE IN NET ASSETS RESULTING FROM
     OPERATIONS                                        $ 1,349       $    718           $  51      $   216     $   476      $   670
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 73

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended February 28, 2006 (Unaudited) and the year ended August 31, 2005

----------------------------------------------------------------------------------------------
                                                                         INSTITUTIONAL
                                                TAX FREE FUND            TAX FREE FUND
----------------------------------------------------------------------------------------------
                                           09/01/05 to  09/01/04 to  09/01/05 to  09/01/04 to
                                              02/28/06     08/31/05     02/28/06     08/31/05
----------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                   $     8,492  $    12,479  $    14,763  $    18,315
   Net Realized Gain (Loss) on
    Investments                                     --           20           11            2
   Net Change in Unrealized
    Depreciation on Investments                     --           --           --           --
----------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
    from Operations                              8,492       12,499       14,774       18,317
----------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                      (8,492)     (12,473)     (11,166)      14,314)
   Class B                                          --           --       (3,346)      (3,738)
   Class C                                          --           --         (242)        (272)
   NET REALIZED GAINS
   Class A                                          --           --           --           --
----------------------------------------------------------------------------------------------
   Total Dividends and Distributions            (8,492)     (12,473)     (14,754)     (18,324)
----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued               2,353,032    4,871,577    2,483,394    4,964,136
   Reinvestment of Dividends &
    Distributions                                5,204        6,208        3,593        4,890
   Cost of Shares Redeemed                  (2,424,681)  (4,927,365)  (2,403,214)  (5,018,093)
----------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
    from Class A Transactions                  (66,445)     (49,580)      83,773      (49,067)
----------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                      --           --      605,085      868,374
   Reinvestment of Dividends &
    Distributions                                   --           --        2,040        2,485
   Cost of Shares Redeemed                          --           --     (576,400)    (836,975)
----------------------------------------------------------------------------------------------
   Increase in Net Assets from Class B
    Transactions                                    --           --       30,725       33,884
----------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                      --           --      130,516      270,416
   Reinvestment of Dividends &
    Distributions                                   --           --           --           --
   Cost of Shares Redeemed                          --           --     (137,178)    (269,680)
----------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from
    Class C Transactions                            --           --       (6,662)         736
----------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
    from Capital Shares Transactions           (66,445)     (49,580)     107,836      (14,447)
----------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets       (66,445)     (49,554)     107,856      (14,454)
----------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                         732,760      782,314    1,116,649    1,131,103
----------------------------------------------------------------------------------------------
   END OF PERIOD                           $   666,315  $   732,760  $ 1,224,505  $ 1,116,649
==============================================================================================
   Undistributed Net Investment Income/
    (Distributions in Excess of Net
    Investment Income)                     $        --  $        --  $        --  $        (9)
==============================================================================================

(1) For Capital Share Transactions see Note 9 in the notes to the financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
74                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                       MASSACHUSETTS TAX FREE       INTERMEDIATE-TERM          SHORT DURATION
                                                          MONEY MARKET FUND           MUNICIPAL FUND           MUNICIPAL FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                      09/01/05 to  09/01/04 to  09/01/05 to  09/01/04 to  09/01/05 to  09/01/04 to
                                                         02/28/06     08/31/05     02/28/06     08/31/05     02/28/06     08/31/05
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                              $       934   $    1,030  $    16,536  $    31,499  $     1,702  $     1,541
   Net Realized Gain (Loss) on
    Investments                                                --           --       (1,508)       4,080          (41)         (77)
   Net Change in Unrealized
    Depreciation on Investments                                --           --      (11,417)     (13,500)        (312)        (547)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting from
    Operations                                                934        1,030        3,611       22,079        1,349          917
-----------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                     --           --      (16,505)     (31,403)      (1,785)      (1,510)
   Class B                                                   (938)      (1,026)          --           --           --           --
   Class C                                                     --           --           --           --           --           --
   NET REALIZED GAINS
   Class A                                                     --           --       (2,459)      (2,848)          --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                         (938)      (1,026)     (18,964)     (34,251)      (1,785)      (1,510)
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                                 --           --      199,735      278,325       96,876      118,733
   Reinvestment of Dividends &
    Distributions                                              --           --       17,324       31,034        1,712        1,411
   Cost of Shares Redeemed                                     --           --     (156,243)    (243,865)     (43,304)     (61,603)
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class A
    Transactions                                               --           --       60,816       65,494       55,284       58,541
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                            280,381      586,796           --           --           --           --
   Reinvestment of Dividends &
    Distributions                                              62           77           --           --           --           --
   Cost of Shares Redeemed                               (268,562)    (555,999)          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets from Class B Transactions        11,881       30,874           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Proceeds from Shares Issued                                 --           --           --           --           --           --
   Reinvestment of Dividends &
    Distributions                                              --           --           --           --           --           --
   Cost of Shares Redeemed                                     --           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets from Class C
    Transactions                                               --           --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from
    Capital Shares Transactions                            11,881       30,874       60,816       65,494       55,284       58,541
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                   11,877       30,878       45,463       53,322       54,848       57,948
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                     87,526       56,648      973,512      920,190      125,927       67,979
-----------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                      $    99,403   $   87,526  $ 1,018,975  $   973,512  $   180,775  $   125,927
===================================================================================================================================
   Undistributed Net Investment Income/
    (Distributions in Excess of Net
    Investment Income)                                $        (1)  $        3  $       200  $       169  $       (10) $        73
===================================================================================================================================


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 75

Statements of Changes in Net Assets ($ Thousands)

For the six month period ended February 28, 2006 (Unaudited) and the year ended August 31, 2005

--------------------------------------------------------------------------------------------------
                                                     PENNSYLVANIA              MASSACHUSETTS
                                                 MUNICIPAL BOND FUND        MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------
                                               09/01/05 to  09/01/04 to  09/01/05 to  09/01/04 to
                                                  02/28/06     08/31/05     02/28/06     08/31/05
--------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                       $     2,001  $     4,089  $       657  $     1,351
   Net Realized Gain (Loss) on
    Investments                                        (53)         562           72          329
   Net Change in Unrealized
    Depreciation on Investments                     (1,230)      (1,696)        (678)        (595)
--------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
    Resulting from Operations                          718        2,955           51        1,085
--------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                          (1,129)      (2,195)        (659)      (1,351)
   Class B                                            (868)      (1,889)          --           --
   NET REALIZED GAINS
   Class A                                            (116)        (546)        (291)        (235)
   Class B                                             (86)        (471)          --           --
--------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                (2,199)      (5,101)        (950)      (1,586)
--------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                      11,332       11,994        5,708        6,111
   Reinvestment of Dividends
    & Distributions                                  1,323        2,634          913        1,501
   Cost of Shares Redeemed                          (6,189)     (16,067)      (7,342)      (9,056)
--------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
    from Class A Transactions                        6,466       (1,439)        (721)      (1,444)
--------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                       4,486        4,039           --           --
   Reinvestment of Dividends
    & Distributions                                    111          622           --           --
   Cost of Shares Redeemed                          (3,686)     (11,461)          --           --
--------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
    from Class B Transactions                          911       (6,800)          --           --
--------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
    from Capital Shares Transactions                 7,377       (8,239)        (721)      (1,444)
--------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets             5,896      (10,385)      (1,620)      (1,945)
--------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                              98,312      108,697       39,304       41,249
--------------------------------------------------------------------------------------------------
   END OF PERIOD                               $   104,208  $    98,312  $    37,684  $    39,304
==================================================================================================
   Undistributed Net Investment Income/
    (Distributions in Excess of Net
    Investment Income)                         $        51  $        47  $        (1) $         1
==================================================================================================

(1) For Capital Share Transactions see Note 9 in the notes to the financial statements.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
76                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                              NEW JERSEY                NEW YORK                  CALIFORNIA
                                                         MUNICIPAL BOND FUND       MUNICIPAL BOND FUND       MUNICIPAL BOND FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                      09/01/05 to  09/01/04 to  09/01/05 to  09/01/04 to   09/01/05 to  09/01/04 to
                                                         02/28/06     08/31/05     02/28/06     08/31/05      02/28/06     08/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                              $     1,288  $     2,391  $     1,797  $     3,272  $      3,279  $     6,237
   Net Realized Gain (Loss) on
    Investments                                               (18)         (47)          43          641           471          251
   Net Change in Unrealized
    Depreciation on Investments                            (1,054)        (796)      (1,364)      (1,869)       (3,080)      (1,541)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase in Net Assets
    Resulting from Operations                                 216        1,548          476        2,044           670        4,947
------------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS:
   NET INVESTMENT INCOME
   Class A                                                 (1,293)      (2,390)      (1,803)      (3,272)       (3,230)      (6,261)
   Class B                                                     --           --           --           --            --           --
   NET REALIZED GAINS
   Class A                                                     --          (27)        (392)        (550)         (531)        (272)
   Class B                                                     --           --           --           --            --           --
------------------------------------------------------------------------------------------------------------------------------------
   Total Dividends and Distributions                       (1,293)      (2,417)      (2,195)      (3,822)       (3,761)      (6,533)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS(1):
   CLASS A:
   Proceeds from Shares Issued                             14,204       22,115       27,136       26,985        39,355       42,125
   Reinvestment of Dividends
    & Distributions                                         1,241        2,313        2,081        3,613         3,464        6,101
   Cost of Shares Redeemed                                 (7,266)     (20,934)      (8,372)     (23,545)      (38,757)     (43,832)
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
    from Class A Transactions                               8,179        3,494       20,845        7,053         4,062        4,394
------------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Proceeds from Shares Issued                                 --           --           --           --            --           --
   Reinvestment of Dividends
    & Distributions                                            --           --           --           --            --           --
   Cost of Shares Redeemed                                     --           --           --           --            --           --
------------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets
    from Class B Transactions                                  --           --           --           --            --           --
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets from
    Capital Shares Transactions                             8,179        3,494       20,845        7,053         4,062        4,394
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                    7,102        2,625       19,126        5,275           971        2,808
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF PERIOD                                     75,784       73,159      102,845       97,570       186,541      183,733
------------------------------------------------------------------------------------------------------------------------------------
   END OF PERIOD                                      $    82,886  $    75,784  $   121,971  $   102,845  $    187,512  $   186,541
====================================================================================================================================
   Undistributed Net Investment Income/
    (Distributions in Excess of Net
    Investment Income)                                $         1  $         6  $        (1) $         5  $        127  $        78
====================================================================================================================================


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 77

Financial Highlights

For the six month period ended February 28, 2006 (Unaudited) and the periods ended August 31,

For a Share Outstanding Throughout the Periods

------------------------------------------------------------------------------------------------------------------------------
                                               Net Realized
                                                        and
                  Net Asset                      Unrealized                     Dividends     Distributions             Total
                     Value,            Net            Gains          Total       from Net          from Net         Dividends
                  Beginning     Investment      (Losses) on           from     Investment          Realized               and
                  of Period         Income      Investments     Operations         Income             Gains     Distributions
------------------------------------------------------------------------------------------------------------------------------
TAX FREE FUND

   CLASS A
   2006*          $    1.00     $    0.012**   $         --**   $    0.012     $   (0.012)    $          --     $      (0.012)
   2005                1.00          0.016**             --**        0.016         (0.016)               --            (0.016)
   2004                1.00          0.007**             --**        0.007         (0.007)               --            (0.007)
   2003                1.00          0.009               --          0.009         (0.009)               --            (0.009)
   2002                1.00          0.013               --          0.013         (0.013)               --            (0.013)
   2001                1.00          0.033               --          0.033         (0.033)               --            (0.033)

INSTITUTIONAL TAX FREE FUND

   CLASS A
   2006*          $    1.00     $    0.013**   $         --**   $    0.013     $   (0.013)    $          --     $      (0.013)
   2005                1.00          0.017**             --**        0.017     $   (0.017)               --            (0.017)
   2004                1.00          0.008**             --**        0.008         (0.008)               --            (0.008)
   2003                1.00          0.010               --          0.010         (0.010)               --            (0.010)
   2002                1.00          0.015               --          0.015         (0.015)               --            (0.015)
   2001                1.00          0.034               --          0.034         (0.034)               --            (0.034)
   CLASS B
   2006*          $    1.00     $    0.011**   $         --**   $    0.011     $   (0.011)    $          --     $      (0.011)
   2005                1.00          0.014**             --**        0.014         (0.014)               --            (0.014)
   2004                1.00          0.005**             --**        0.005         (0.005)               --            (0.005)
   2003                1.00          0.007               --          0.007         (0.007)               --            (0.007)
   2002                1.00          0.012               --          0.012         (0.012)               --            (0.012)
   2001                1.00          0.031               --          0.031         (0.031)               --            (0.031)
   CLASS C
   2006*          $    1.00     $    0.010**   $         --**   $    0.010     $   (0.010)    $          --     $      (0.010)
   2005                1.00          0.012**             --**        0.012         (0.012)               --            (0.012)
   2004                1.00          0.003**             --**        0.003         (0.003)               --            (0.003)
   2003                1.00          0.005               --          0.005         (0.005)               --            (0.005)
   2002                1.00          0.010               --          0.010         (0.010)               --            (0.010)
   2001                1.00          0.029               --          0.029         (0.029)               --            (0.029)

MASSACHUSETTS TAX FREE MONEY MARKET FUND

   CLASS B
   2006*          $    1.00     $    0.012**   $         --**   $    0.012     $   (0.012)    $          --     $      (0.012)
   2005                1.00          0.014**             --**        0.014         (0.014)               --            (0.014)
   2004                1.00          0.005**             --**        0.005         (0.005)               --            (0.005)
   2003                1.00          0.007               --          0.007         (0.007)               --            (0.007)
   2002                1.00          0.011               --          0.011         (0.011)               --            (0.011)
   2001 (1)            1.00          0.006               --          0.006         (0.006)               --            (0.006)

--------------------------------------------------------------------------------------------------------------
                                                                                    Ratio of
                                                                                    Expenses
                                                                                  to Average
                                                                                  Net Assets     Ratio of Net
                                                                 Ratio of         (Excluding       Investment
                   Net Asset                    Net Assets       Expenses          Fees Paid           Income
                  Value, End       Total     End of Period     to Average     Indirectly and       to Average
                   of Period     Return+     ($ Thousands)     Net Assets           Waivers)       Net Assets
--------------------------------------------------------------------------------------------------------------
TAX FREE FUND

   Class A
   2006*          $     1.00        1.22%      $   666,315           0.45%              0.69%            2.44%
   2005                 1.00        1.58           732,760           0.45               0.68             1.58
   2004                 1.00        0.65           782,314           0.45               0.68             0.66
   2003                 1.00        0.86           884,503           0.45               0.68             0.84
   2002                 1.00        1.35           851,683           0.45               0.69             1.33
   2001                 1.00        3.30           790,390           0.45               0.69             3.26

INSTITUTIONAL TAX FREE FUND

   CLASS A
   2006*          $     1.00        1.28%      $   897,227           0.33%              0.69%            2.58%
   2005                 1.00        1.72           813,440           0.33               0.68             1.70
   2004                 1.00        0.79           862,511           0.33               0.68             0.78
   2003                 1.00        1.01         1,112,175           0.33               0.67             1.00
   2002                 1.00        1.51         1,074,583           0.33               0.69             1.49
   2001                 1.00        3.45         1,014,175           0.33               0.69             3.33
   CLASS B
   2006*          $     1.00        1.13%      $   304,046           0.63%              0.74%            2.28%
   2005                 1.00        1.41           273,316           0.63               0.73             1.41
   2004                 1.00        0.49           239,435           0.63               0.73             0.49
   2003                 1.00        0.70           251,836           0.63               0.72             0.71
   2002                 1.00        1.21           272,222           0.63               0.74             1.17
   2001                 1.00        3.14           208,604           0.63               0.74             3.02
   CLASS C
   2006*          $     1.00        1.03%      $    23,232           0.83%              0.94%            2.05%
   2005                 1.00        1.21            29,893           0.83               0.93             1.22
   2004                 1.00        0.29            29,157           0.83               0.93             0.29
   2003                 1.00        0.50            37,052           0.83               0.92             0.52
   2002                 1.00        1.00            47,939           0.83               0.94             0.98
   2001                 1.00        2.94            31,918           0.83               0.94             2.94

MASSACHUSETTS TAX FREE MONEY MARKET FUND

   CLASS B
   2006*          $     1.00        1.17%      $    99,403           0.55%              0.61%            2.33%
   2005                 1.00        1.45            87,526           0.55               0.60             1.47
   2004                 1.00        0.51            56,648           0.55               0.59             0.51
   2003                 1.00        0.69            65,815           0.55               0.60             0.69
   2002                 1.00        1.06            79,618           0.55               0.61             1.05
   2001 (1)             1.00        0.58            82,781           0.55               0.67             1.95


--------------------------------------------------------------------------------
78                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

---------------------------------------------------------------------------------------------------------------------------
                                             Net Realized
                                                      and
                Net Asset                      Unrealized                      Dividends    Distributions             Total
                   Value,            Net            Gains           Total       from Net         from Net         Dividends
                Beginning     Investment      (Losses) on            from     Investment         Realized               and
                of Period         Income      Investments      Operations         Income            Gains     Distributions
---------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND

   CLASS A
   2006*        $   10.98     $     0.18**   $      (0.15)**    $    0.03     $    (0.18)    $      (0.03)    $       (0.21)
   2005             11.12           0.37**          (0.11)**         0.26          (0.37)           (0.03)            (0.40)
   2004             11.10           0.37**           0.21**          0.58          (0.37)           (0.19)            (0.56)
   2003             11.46           0.40            (0.14)           0.26          (0.40)           (0.22)            (0.62)
   2002             11.29           0.44             0.23            0.67          (0.44)           (0.06)            (0.50)
   2001             10.83           0.46             0.46            0.92          (0.46)              --             (0.46)

SHORT DURATION MUNICIPAL FUND

   CLASS A
   2006*        $    9.94     $     0.11**   $      (0.03)**    $    0.08     $    (0.11)    $         --     $       (0.11)
   2005             10.02           0.16**          (0.08)**         0.08          (0.16)              --             (0.16)
   2004(2)          10.00           0.10**             --**          0.10          (0.08)              --             (0.08)

PENNSYLVANIA MUNICIPAL BOND FUND

   CLASS A
   2006*        $   10.63     $     0.21**   $      (0.14)**    $    0.07     $    (0.21)    $      (0.02)    $       (0.23)
   2005             10.85           0.42**          (0.12)**         0.30          (0.42)           (0.10)            (0.52)
   2004             10.84           0.44**           0.11**          0.55          (0.44)           (0.10)            (0.54)
   2003             10.95           0.48            (0.10)           0.38          (0.48)           (0.01)            (0.49)
   2002             10.73           0.47             0.22            0.69          (0.47)              --             (0.47)
   2001             10.37           0.49             0.36            0.85          (0.49)              --             (0.49)
   CLASS B
   2006*        $   10.63     $     0.21**   $      (0.14)**    $    0.07     $    (0.21)    $      (0.02)    $       (0.23)
   2005             10.85           0.43**          (0.12)**         0.31          (0.43)           (0.10)            (0.53)
   2004             10.84           0.45**           0.11**          0.56          (0.45)           (0.10)            (0.55)
   2003             10.95           0.49            (0.10)           0.39          (0.49)           (0.01)            (0.50)
   2002             10.73           0.48             0.22            0.70          (0.48)              --             (0.48)
   2001             10.36           0.50             0.37            0.87          (0.50)              --             (0.50)

MASSACHUSETTS MUNICIPAL BOND FUND

   CLASS A
   2006*        $   10.18     $     0.17**   $      (0.15)**    $    0.02     $    (0.17)    $      (0.08)    $       (0.25)
   2005             10.32           0.35**          (0.08)**         0.27          (0.35)           (0.06)            (0.41)
   2004             10.24           0.34**           0.25**          0.59          (0.34)           (0.17)            (0.51)
   2003             10.56           0.36            (0.11)           0.25          (0.36)           (0.21)            (0.57)
   2002             10.34           0.40             0.23            0.63          (0.40)           (0.01)            (0.41)
   2001              9.86           0.41             0.48            0.89          (0.41)              --             (0.41)

--------------------------------------------------------------------------------------------------------------------
                                                                             Ratio of
                                                                             Expenses     Ratio of Net
                                                              Ratio of     to Average       Investment
                Net Asset                    Net Assets       Expenses     Net Assets           Income     Portfolio
               Value, End       Total     End of Period     to Average     (Excluding       to Average      Turnover
                of Period     Return+     ($ Thousands)     Net Assets       Waivers)       Net Assets         Rate+
--------------------------------------------------------------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND

   CLASS A
   2006*       $    10.80        0.29%    $   1,018,975           0.60%          0.87%            3.40%        15.16%
   2005             10.98        2.39           973,512           0.60           0.87             3.33         26.71
   2004             11.12        5.33           920,190           0.60           0.86             3.31         34.62
   2003             11.10        2.31           824,103           0.60           0.87             3.53         41.87
   2002             11.46        6.10           947,495           0.60           0.87             3.88         27.15
   2001             11.29        8.64           996,869           0.60           0.87             4.14         36.59

SHORT DURATION MUNICIPAL FUND

   CLASS A
   2006*       $     9.91        0.85%    $     180,775           0.60%          0.86%            2.23%        16.89%
   2005              9.94        0.83           125,927           0.60           0.86             1.71         17.74
   2004(2)          10.02        0.96            67,979           0.60           0.88             1.31          8.39

PENNSYLVANIA MUNICIPAL BOND FUND

   CLASS A
   2006*       $    10.47        0.66%    $      60,723           0.60%          0.85%            3.98%         4.73%
   2005             10.63        2.88            55,224           0.60           0.85             3.92         12.28
   2004             10.85        5.12            57,809           0.60           0.84             4.00         12.00
   2003             10.84        3.48            56,268           0.60           0.85             4.35         19.73
   2002             10.95        6.62            65,380           0.60           0.85             4.39         29.86
   2001             10.73        8.35            58,855           0.60           0.85             4.61         34.80
   CLASS B
   2006*       $    10.47        0.72%    $      43,485           0.48%          0.90%            4.10%         4.73%
   2005             10.63        3.00            43,088           0.48           0.89             4.04         12.28
   2004             10.85        5.25            50,888           0.48           0.89             4.12         12.00
   2003             10.84        3.60            61,992           0.48           0.90             4.47         19.73
   2002             10.95        6.75            68,630           0.48           0.90             4.51         29.86
   2001             10.73        8.58            70,867           0.48           0.90             4.73         34.80

MASSACHUSETTS MUNICIPAL BOND FUND

   CLASS A
   2006*       $     9.95        0.24%    $      37,684           0.60%          0.87%            3.49%         8.99%
   2005             10.18        2.69            39,304           0.60           0.86             3.44         23.03
   2004             10.32        5.91            41,249           0.60           0.86             3.35         33.60
   2003             10.24        2.44            39,899           0.60           0.87             3.48         41.20
   2002             10.56        6.25            41,688           0.60           0.87             3.84         33.27
   2001             10.34        9.19            43,221           0.60           0.87             4.05         19.36

* For the six month period ended February 28, 2006. All ratios for the period have been annualized.

**  Per share calculations were performed using average shares.

+ Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) The Massachusetts Tax Free Money Market Fund commenced operations on May 16, 2001. All ratios for the period have been annualized.

(2) The Short Duration Municipal Fund commenced operations on November 13, 2003. All ratios for the period have been annualized.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 79

Financial Highlights

For the six month period ended February 28, 2006 (Unaudited) and the years ended August 31,

For a Share Outstanding Throughout the Periods

-----------------------------------------------------------------------------------------------------------------------
                                        Net Realized
                                                 and
             Net Asset                    Unrealized                    Dividends    Distributions               Total
                Value,          Net            Gains           Total     from Net         from Net           Dividends
             Beginning   Investment      (Losses) on            from   Investment         Realized                 and
             of Period       Income      Investments      Operations       Income            Gains       Distributions
-----------------------------------------------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL BOND FUND

   CLASS A
   2006*        $10.21       $ 0.17**         $(0.15)**       $ 0.02       $(0.17)          $   --              $(0.17)
   2005          10.33         0.33**          (0.12)**         0.21        (0.33)           (0.00)(1)           (0.33)
   2004          10.32         0.32**           0.18**          0.50        (0.32)           (0.17)              (0.49)
   2003          10.60         0.35            (0.13)           0.22        (0.35)           (0.15)              (0.50)
   2002          10.40         0.38             0.22            0.60        (0.38)           (0.02)              (0.40)
   2001           9.95         0.40             0.45            0.85        (0.40)              --               (0.40)

NEW YORK MUNICIPAL BOND FUND

   CLASS A
   2006*        $10.44       $ 0.17**         $(0.13)**       $ 0.04       $(0.17)          $(0.04)             $(0.21)
   2005          10.64         0.34**          (0.14)**         0.20        (0.34)           (0.06)              (0.40)
   2004          10.47         0.35**           0.25**          0.60        (0.35)           (0.08)              (0.43)
   2003          10.67         0.36            (0.07)           0.29        (0.36)           (0.13)              (0.49)
   2002          10.50         0.39             0.19            0.58        (0.39)           (0.02)              (0.41)
   2001           9.96         0.41             0.55            0.96        (0.41)           (0.01)              (0.42)

CALIFORNIA MUNICIPAL BOND FUND

   CLASS A
   2006*        $10.36       $ 0.17**         $(0.13)**       $ 0.04       $(0.17)          $(0.03)             $(0.20)
   2005          10.45         0.35**          (0.07)**         0.28        (0.35)           (0.02)              (0.37)
   2004          10.34         0.34**           0.24**          0.58        (0.34)           (0.13)              (0.47)
   2003          10.72         0.36            (0.20)           0.16        (0.36)           (0.18)              (0.54)
   2002          10.67         0.41             0.16            0.57        (0.41)           (0.11)              (0.52)
   2001          10.27         0.42             0.40            0.82        (0.42)              --               (0.42)

-----------------------------------------------------------------------------------------------------------
                                                                     Ratio of
                                                                     Expenses    Ratio of Net
                                                       Ratio of    to Average      Investment
              Net Asset                 Net Assets     Expenses    Net Assets          Income    Portfolio
             Value, End    Total     End of Period   to Average    (Excluding      to Average     Turnover
              of Period   Return+    ($ Thousands)   Net Assets      Waivers)      Net Assets        Rate+
-----------------------------------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL BOND FUND

   CLASS A
   2006*         $10.06      0.19%        $ 82,886         0.60%         0.87%           3.36%        5.98%
   2005           10.21      2.13           75,784         0.60          0.86            3.24        29.25
   2004           10.33      4.96           73,159         0.60          0.86            3.09        47.75
   2003           10.32      2.06           62,708         0.60          0.87            3.31        35.06
   2002           10.60      5.91           83,748         0.60          0.87            3.63        39.88
   2001           10.40      8.78           74,785         0.60          0.87            3.99        24.57

NEW YORK MUNICIPAL BOND FUND

   CLASS A
   2006*         $10.27      0.39%        $121,971         0.60%         0.87%           3.33%        7.79%
   2005           10.44      1.95          102,845         0.60          0.86            3.27        21.55
   2004           10.64      5.82           97,570         0.60          0.86            3.27        17.22
   2003           10.47      2.78           88,866         0.60          0.87            3.40        22.74
   2002           10.67      5.70           86,313         0.60          0.87            3.73        17.57
   2001           10.50      9.80           69,207         0.60          0.86            3.99        15.60

CALIFORNIA MUNICIPAL BOND FUND

   CLASS A
   2006*         $10.20      0.44%        $187,512         0.60%         0.87%           3.44%       26.92%
   2005           10.36      2.70          186,541         0.60          0.86            3.37        11.79
   2004           10.45      5.78          183,733         0.60          0.86            3.30        29.46
   2003           10.34      1.48          179,552         0.60          0.86            3.40        60.61
   2002           10.72      5.55          211,342         0.60          0.87            3.93        38.98
   2001           10.67      8.20          211,061         0.60          0.88            4.07        42.81

* For the six month period ended February 28, 2006. All ratios for the period have been annualized.

**  Per share calculations were performed using average shares.

+ Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) Amount represents less than $0.01 per share.

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.


--------------------------------------------------------------------------------
80                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

Notes to Financial Statements (Unaudited)

February 28, 2006

1. ORGANIZATION

SEI Tax Exempt Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with ten operational funds ("Funds"): the Tax Free, the Institutional Tax Free, and the Massachusetts Tax Free Money Market, (each a "Fund", collectively "the Money Market Funds"), the Intermediate-Term Municipal, the Short Duration Municipal, the Pennsylvania Municipal Bond, the Massachusetts Municipal Bond, the New Jersey Municipal Bond, the New York Municipal Bond, and the California Municipal Bond (each a "Fund", collectively "the Fixed Income Funds"). The Funds are registered to offer up to three classes of shares: Class A, Class B and Class C. The Trust`s prospectuses provide a description of each Fund's investment objectives, policies and strategies. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

USE OF ESTIMATES -- The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of the Money Market Funds are stated at amortized cost which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investment securities of the Fixed Income Funds listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last quoted sale price on the primary exchange or market on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of February 28, 2006, there were no fair valued securities in the Funds.

CLASSES -- Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Fixed Income Funds are accreted and amortized to interest income over the lives of the respective investments.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month for each Fund. Any net realized capital gain on sales of securities after capital loss carryovers is distributed to the shareholders of the Funds at least annually.

EXPENSE OFFSET ARRANGEMENT -- The Money Market Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee by their custodian when negative cash balances are maintained. These credits and debits are included under custodian/wire agent fees on the statement of operations, with the corresponding expense offset shown as "fees paid indirectly", if any.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 81

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AGREEMENT -- SEI Investments Global Funds Services (the "Administrator") formerly known as SEI Investments Fund Management, a wholly owned subsidiary of SEI Investments Company ("SEI Investments"), provides administrative and transfer agent services to the Funds. For its services, the Administrator receives annual fees, based on the average daily net assets of the respective funds, as presented below:

                    Tax Free Fund                        .36%
                    Institutional Tax Free Fund          .36%
                    Massachusetts Tax Free
                       Money Market Fund                 .23%
                    Intermediate-Term Municipal Fund     .24%
                    Short Duration Municipal Fund        .24%
                    Pennsylvania Municipal Bond Fund     .20%
                    Massachusetts Municipal Bond Fund    .24%
                    New Jersey Municipal Bond Fund       .24%
                    New York Municipal Bond Fund         .24%
                    California Municipal Bond Fund       .24%

However, the Administrator has voluntarily agreed to waive a portion or its entire fee, for various classes of shares in various funds, to limit total annual expenses to the following amounts (expressed as a percentage of the Funds' daily net assets). The Administrator has the right, at its sole discretion, to terminate these voluntary waivers at any time.

--------------------------------------------------------------------------------
                     Institutional   Massachusetts   Intermediate-        Short
               Tax             Tax        Tax Free            Term     Duration
Fund          Free            Free    Money Market       Municipal    Municipal
--------------------------------------------------------------------------------
Class A        .45%            .33%            .25%*            60%          60%
Class B         --             .63%            .55%             --           --
Class C         --             .83%            .75%*            --           --
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Pennsylvania   Massachusetts   New Jersey        New York   California
            Municipal       Municipal    Municipal       Municipal    Municipal
Fund             Bond            Bond         Bond            Bond         Bond
--------------------------------------------------------------------------------
Class A           .60%            .60%         .60%            .60%         .60%
Class B            48%             --           --              --           --
--------------------------------------------------------------------------------

*  Class not currently operational.

DISTRIBUTION AGREEMENT -- SEI Investments Distribution Co. (the "Distributor"), a wholly owned subsidiary of SEI Investments Company ("SEI Investments") and a registered broker-dealer, acts as the Distributor of the shares of the Trust under a Distribution Agreement. The Trust also has adopted plans under which firms, including the Distributor, that provide shareholder and administrative services may receive compensation thereof. Such plans provide fees payable to the Distributor equal to the following amounts, calculated as a percentage of the average daily net assets attributable to each particular class of each respective fund:

-------------------------------------------------------------
                               Shareholder   Administrative
                                 servicing          service
Fund                                  fees             fees
-------------------------------------------------------------
Tax Free -- Class A                    .25%              --

Institutional Tax Free
   Class A                             .25%              --
   Class B                             .25%             .05%
   Class C                             .25%             .25%
Massachusetts Tax Free
   Money Market
   Class A                             .25%*             --*
   Class B                             .25%             .05%
   Class C                             .25%*            .25%*
Intermediate-Term Municipal
   Class A                             .25%              --
Short Duration
   Municipal - Class A                 .25%              --
Pennsylvania Municipal Bond
   Class A                             .25%              --
   Class B                             .25%             .05%
Massachusetts Municipal Bond
   Class A                             .25%              --
New Jersey Municipal Bond
   Class A                             .25%              --
New York Municipal Bond
   Class A                             .25%              --
California Municipal Bond
   Class A                             .25%              --

*  Class not currently operational.

The Distributor has voluntarily waived all or a portion of the shareholder servicing fees for Class A of each Fund and Class B of Pennsylvania Municipal Bond Fund since inception of the plan. This waiver is voluntary and can be terminated at any time.

OTHER TRANSACTIONS -- Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in the SEI money market funds, provided that investments in the SEI money market funds do not exceed 25% of the investing Fund's total assets. Income received from such investments is included with interest income in the Statements of Operations.

Certain Officers and Trustees of the Trust are also Officers and/or Trustees of the Administrator or SEI Investments Management Corporation ("SIMC") (the "Adviser"), a wholly owned subsidiary of SEI Investments. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees.


--------------------------------------------------------------------------------
82                SEI Tax Exempt Trust / Semi-Annual Report / February  28, 2006

4. INVESTMENT ADVISORY AGREEMENTS

SIMC acts as the Investment Adviser to the Fixed Income Funds. For its services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .35% for the Pennsylvania Municipal Bond Fund and .33% for the Intermediate-Term, Short Duration, Massachusetts, New Jersey, New York and California Municipal Bond Funds. The Adviser has agreed to voluntarily waive a portion of its fee to limit the Funds' total annual expenses. These waivers are voluntary and can be terminated at any time.

SIMC is also the Investment Adviser to the Money Market Funds. For its services, SIMC is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.05% for the first $500 million, 0.04% for the next $500 million and 0.03% over $1 billion. SIMC does not retain a fee for its services as Investment Adviser for these Funds.

Neuberger Berman Management Inc. ("NB") acts as the Sub-Adviser on behalf of the Money Market Funds and Short Duration Municipal Fund. Standish Mellon Asset Management ("SMAM") acts as Sub-Adviser for the Intermediate-Term Municipal, Pennsylvania, New York and Massachusetts Municipal Bond Funds. McDonnell Investment Management L.L.C. ("MIM") is the Sub-Adviser for the New Jersey and the California Municipal Bond Funds. Each Sub-Adviser is party to an investment sub-advisory agreement with SIMC. SIMC is responsible for the supervision of, and payment of fees to NB, MIM, and SMAM in connection with their services to the Funds.

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, for the six months ended February 28, 2006, were as follows:

--------------------------------------------------------------------------------
              Intermediate-Term   Short Duration    Pennsylvania   Massachusetts
                      Municipal        Municipal       Municipal       Municipal
                           Fund             Fund       Bond Fund       Bond Fund
                  ($ Thousands)    ($ Thousands)   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Purchases ..          $ 161,317         $ 66,001        $ 10,665         $ 3,304
Sales ......            139,843           18,114           4,539           4,328

--------------------------------------------------------------------------------
                     New Jersey         New York      California
                      Municipal        Municipal       Municipal
                      Bond Fund        Bond Fund       Bond Fund
                  ($ Thousands)    ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------
Purchases ..         $ 11,471         $ 26,025        $ 53,094
Sales ......            4,484            8,044          50,035

6. CONCENTRATION OF CREDIT RISK

The Funds invest in debt instruments of municipal issuers. The issuers' abilities to meet their obligations may be affected by economic developments in a specific state or region.

The Trust invests in securities which include revenue bonds, tax exempt commercial paper, tax and revenue anticipation notes, and general obligation bonds.

Many municipalities insure their obligations with insurance underwritten by insurance companies which undertake to pay a holder, when due, the interest and principal amount of an obligation if the issuer defaults on its obligation. Although bond insurance reduces the risk of loss due to default by an issuer, there is no assurance that the insurance company will meet its obligations. Also, some of the securities have credit enhancements, such as letters of credit or guarantees issued by third party domestic or foreign banks or other institutions, that reduce the credit risk of the securities.

7. INVESTMENT RISKS

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

8. FEDERAL TAX INFORMATION

It is each Fund's intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, the net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed realized gains or undistributed net investment income, as appropriate, in the period that the differences arise.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 83

The tax character of dividends and distributions paid during the last two years were as follows:

--------------------------------------------------------------------------------------------
                                Tax-Exempt                         Long-term
                                    Income   Ordinary Income    Capital Gain           Total
                             ($ Thousands)     ($ Thousands)   ($ Thousands)   ($ Thousands)
--------------------------------------------------------------------------------------------
Tax Free Fund         2005        $ 12,473         $      --        $     --       $  12,473
                      2004           5,223                --              --           5,223

Institutional Tax     2005          18,324                --              --          18,324
   Free Fund          2004           8,753                --              --           8,753

Massachusetts
   Tax Free
   Money Market       2005           1,026                --              --           1,026
   Fund               2004             321                --              --             321

Pennsylvania Tax      2005             493                --              --             493
   Free Fund          2004             223                --              --             223

Intermediate-Term
   Municipal          2005          31,399                92           2,760          34,251
   Fund               2004          29,414             1,921          12,634          43,969

Short Duration
   Municipal
   Fund               2005           1,510                --              --           1,510
                      2004             187                --              --             187

Pennsylvania
   Municipal          2005           4,081                 3           1,017           5,101
   Bond Fund          2004           4,675                18           1,087           5,780

Massachusetts
   Municipal          2005           1,351                --             235           1,586
   Bond Fund          2004           1,384                96             557           2,037

New Jersey
   Municipal          2005           2,390                --              27           2,417
   Bond Fund          2004           2,141                --           1,068           3,209

New York
   Municipal          2005           3,272                --             550           3,822
   Bond Fund          2004           3,291                10             569           3,870

California
   Municipal          2005           6,257                 4             272           6,533
   Bond Fund          2004           6,059               164           2,133           8,356


--------------------------------------------------------------------------------
84                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

As of August 31, 2005, the components of Distributable Earnings/(Accumulated Losses) were as follows:

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Total
                         Undistributed  Undistributed                                    Unrealized          Other      Earnings/
                            Tax-Exempt      Long-Term   Capital Loss   Post-October   Appreciation/      Temporary   (Accumulated
                                Income   Capital Gain  Carryforwards         Losses  (Depreciation)    Differences        Losses)
                         ($ Thousands)  ($ Thousands)  ($ Thousands)  ($ Thousands)   ($ Thousands)  ($ Thousands)  ($ Thousands)
----------------------------------------------------------------------------------------------------------------------------------
Tax Free Fund                   $   --        $    --       $    (53)       $    --       $      --        $    --       $    (53)
Institutional Tax
   Free Fund                        --             --            (49)            --              --             (9)           (58)
Massachusetts Tax Free
   Money Market Fund                 3             --             (4)            --              --             --             (1)
Intermediate-Term
   Municipal Fund                   16          2,451             --             --          20,144             --         22,611
Short Duration
   Municipal Fund                    4             --            (23)           (66)           (422)            --           (507)
Pennsylvania Municipal
   Bond Fund                        --            201             --             --           3,808             (1)         4,008
Massachusetts Municipal
   Bond Fund                         1            281             --             --           1,135             --          1,417
New Jersey Municipal
   Bond Fund                         2             --             --            (90)          2,089             --          2,001
New York Municipal
   Bond Fund                         2            380             --             --           2,682             --          3,064
California Municipal
   Bond Fund                         2            169             --             --           6,925             --          7,096

Post-October losses represent losses realized on investment transactions from November 1, 2004 through August 31, 2005, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Each
Fund's capital loss carryforwards will expire as follows:


-----------------------------------------------------------------------------------------------------
                               Expires        Expires         Expires         Expires         Expires
                                  2013           2012            2011            2010            2009
                         ($ Thousands)  ($ Thousands)   ($ Thousands)   ($ Thousands)   ($ Thousands)
-----------------------------------------------------------------------------------------------------
Tax Free Fund                    $  15          $  --           $  --           $   1           $  12
Institutional Tax Free
   Fund                              6             --              --               1               7
Massachusetts Tax Free
   Money Market Fund                 4             --              --              --              --
Short Duration
   Municipal Fund                   23             --              --              --              --

--------------------------------------------------------------------------------
                                                                   Total Capital
                                                                            Loss
                               Expires       Expires       Expires  Carryforward
                                  2008          2007          2006       8/31/05
                         ($ Thousands) ($ Thousands) ($ Thousands) ($ Thousands)
--------------------------------------------------------------------------------
Tax Free Fund                    $  17         $   7          $  1         $  53
Institutional Tax Free
   Fund                             23            12            --            49
Massachusetts Tax Free
   Money Market Fund                --            --            --             4
Short Duration
   Municipal Fund                   --            --            --            23

At February 28, 2006, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Fixed Income Funds is as follows:


----------------------------------------------------------------------------------------------------------
                                                       Aggregate Gross   Aggregate Gross    Net Unrealized
                                                            Unrealized        Unrealized     Appreciation/
                                    Federal Tax Cost      Appreciation      Depreciation    (Depreciation)
                                       ($ Thousands)     ($ Thousands)     ($ Thousands)     ($ Thousands)
----------------------------------------------------------------------------------------------------------
Intermediate-Term Municipal Fund        $  1,005,210        $   12,860        $   (4,055)        $   8,805
Short Duration Municipal Fund                184,469                14              (817)             (803)
Pennsylvania Municipal Bond Fund             100,344             2,827              (241)            2,586
Massachusetts Municipal Bond Fund             37,154               679              (222)              457
New Jersey Municipal Bond Fund                80,850             1,344              (308)            1,036
New York Municipal Bond Fund                 119,416             1,718              (400)            1,318
California Municipal Bond Fund               181,642             4,130              (228)            3,902

At February 28, 2006, the Money Market Funds cost of securities for Federal income tax purposes approximates the cost located in the Statement of Net Assets.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 85

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Concluded)

9. SHARE TRANSACTIONS (Thousands):

----------------------------------------------------------------------------------------------------------------
                                                                 INSTITUTIONAL               MASSACHUSETTS
                                        TAX FREE                    TAX FREE                TAX FREE MONEY
                                          FUND                        FUND                    MARKET FUND
----------------------------------------------------------------------------------------------------------------
                                 09/01/05 to  09/01/04 to   09/01/05 to  09/01/04 to   09/01/05 to  09/01/04 to
                                    02/28/06     08/31/05      02/28/06     08/31/05      02/28/06     08/31/05
----------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:

   CLASS A:
   Shares Issued                   2,353,032    4,871,577     2,483,394    4,964,136            --           --
   Shares Issued in Lieu of
      Cash Distributions               5,203        6,208         3,594        4,890            --           --
   Shares Redeemed                (2,424,681)  (4,927,365)   (2,403,215)  (5,018,093)           --           --
----------------------------------------------------------------------------------------------------------------
   Total Class A Transactions        (66,446)     (49,580)       83,773      (49,067)           --           --
----------------------------------------------------------------------------------------------------------------
   CLASS B:
   Shares Issued                          --           --       604,316      868,374       280,381      586,796
   Shares Issued in Lieu of
      Cash Distributions                  --           --         2,040        2,485            62           77
   Shares Redeemed                        --           --      (575,631)    (836,975)     (268,562)    (555,999)
----------------------------------------------------------------------------------------------------------------
   Total Class B Transactions             --           --        30,725       33,884        11,881       30,874
----------------------------------------------------------------------------------------------------------------
   CLASS C:
   Shares Issued                          --           --       130,516      270,416            --           --
   Shares Redeemed                        --           --      (137,178)    (269,680)           --           --
----------------------------------------------------------------------------------------------------------------
   Total Class C Transactions             --           --        (6,662)         736            --           --
----------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
      Capital Shares                 (66,446)     (49,580)      107,836      (14,447)       11,881       30,874
================================================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

----------------------------------------------------------------------------------------------------------------
                                        NEW JERSEY                  NEW YORK                  CALIFORNIA
                                         MUNICIPAL                  MUNICIPAL                  MUNICIPAL
                                         BOND FUND                  BOND FUND                  BOND FUND
----------------------------------------------------------------------------------------------------------------
                                 09/01/05 to  09/01/04 to   09/01/05 to  09/01/04 to   09/01/05 to  09/01/04 to
                                    02/28/06     08/31/05      02/28/06     08/31/05      02/28/06     08/31/05
----------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:

   CLASS A:
   Shares Issued                       1,409        2,160         2,639        2,574         3,854        4,055
   Shares Issued in Lieu of
      Cash Distributions                 123          226           203          344           340          587
   Shares Redeemed                      (720)      (2,042)         (814)      (2,243)       (3,801)      (4,219)
----------------------------------------------------------------------------------------------------------------
   Total Class A Transactions            812          344         2,028          675           393          423
----------------------------------------------------------------------------------------------------------------
   Increase in Capital Shares            812          344         2,028          675           393          423
----------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
86                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

----------------------------------------------------------------------------------------------------------------------------------
                                     INTERMEDIATE-           SHORT DURATION            PENNSYLVANIA             MASSACHUSETTS
                                    TERM MUNICIPAL              MUNICIPAL                MUNICIPAL                MUNICIPAL
                                         FUND                     FUND                   BOND FUND                BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
                                09/01/05 to 09/01/04 to  09/01/05 to 09/01/04 to  09/01/05 to 11/13/04 to  09/01/05 to 09/01/04 to
                                   02/28/06    08/31/05     02/28/06    08/31/05     02/28/06    08/31/05     02/28/06    08/31/05
----------------------------------------------------------------------------------------------------------------------------------
Shares Issued and Redeemed:

   CLASS A:
   Shares Issued                    18,458      25,264        9,762      11,921        1,080       1,124          573         599
   Shares Issued in Lieu of
      Cash Distributions             1,603       2,818          173         142          113         246           92         147
   Shares Redeemed                 (14,450)    (22,140)      (4,363)     (6,184)        (589)     (1,502)        (736)       (886)
----------------------------------------------------------------------------------------------------------------------------------
   Total Class A Transactions        5,611       5,942        5,572       5,879          604        (132)         (71)       (140)
----------------------------------------------------------------------------------------------------------------------------------
   CLASS B:
   Shares Issued                        --          --           --          --          429         377           --          --
   Shares Issued in Lieu of
      Cash Distributions                --          --           --          --           24          58           --          --
   Shares Redeemed                      --          --           --          --         (354)     (1,071)          --          --
----------------------------------------------------------------------------------------------------------------------------------
   Total Class B Transactions           --          --           --          --           99        (636)          --          --
----------------------------------------------------------------------------------------------------------------------------------
   CLASS C:
   Shares Issued                        --          --           --          --           --          --           --          --
   Shares Redeemed                      --          --           --          --           --          --           --          --
----------------------------------------------------------------------------------------------------------------------------------
   Total Class C Transactions           --          --           --          --           --          --           --          --
----------------------------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in
      Capital Shares                 5,611       5,942        5,572       5,879          703        (768)         (71)       (140)
==================================================================================================================================


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 87

Disclosure of Fund Expenses (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.


--------------------------------------------------------------------------------
88                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

                                      BEGINNING    ENDING                  EXPENSES
                                       ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                        VALUE       VALUE      EXPENSE      DURING
                                       9/1/05      2/28/06      RATIOS      PERIOD*
-----------------------------------------------------------------------------------
TAX FREE FUND
-----------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                               $1,000.00   $1,012.20      0.45%      $2.25

HYPOTHETICAL 5% RETURN
Class A                               $1,000.00   $1,022.56      0.45%      $2.26
-----------------------------------------------------------------------------------
INSTITUTIONAL TAX FREE FUND
-----------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                               $1,000.00   $1,012.80      0.33%      $1.65
Class B                                1,000.00    1,011.30      0.63        3.14
Class C                                1,000.00    1,010.30      0.83        4.14

HYPOTHETICAL 5% RETURN
Class A                               $1,000.00   $1,023.14      0.33%      $1.66
Class B                                1,000.00    1,021.63      0.63        3.16
Class C                                1,000.00    1,020.63      0.83        4.17
-----------------------------------------------------------------------------------
MASSACHUSETTS TAX FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class B                               $1,000.00   $1,011.70      0.55%      $2.74

HYPOTHETICAL 5% RETURN
Class B                               $1,000.00   $1,022.03      0.55%      $2.76
-----------------------------------------------------------------------------------
INTERMEDIATE-TERM MUNICIPAL FUND
-----------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                               $1,000.00   $1,002.90      0.60%      $2.98

HYPOTHETICAL 5% RETURN
Class A                               $1,000.00   $1,021.78      0.60%      $3.01
-----------------------------------------------------------------------------------
SHORT DURATION MUNICIPAL FUND
-----------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                               $1,000.00   $1,008.50      0.60%      $2.99

HYPOTHETICAL 5% RETURN
Class A                               $1,000.00   $1,021.78      0.60%      $3.01

                                      BEGINNING    ENDING                  EXPENSES
                                       ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                        VALUE       VALUE      EXPENSE      DURING
                                       9/1/05      2/28/06      RATIOS      PERIOD*
-----------------------------------------------------------------------------------
PENNSYLVANIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                               $1,000.00   $1,006.60      0.60%      $2.99
Class B                                1,000.00    1,007.20      0.48        2.39

HYPOTHETICAL 5% RETURN
Class A                               $1,000.00   $1,021.78      0.60%      $3.01
Class B                                1,000.00    1,022.38      0.48        2.41
-----------------------------------------------------------------------------------
MASSACHUSETTS MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                               $1,000.00   $1,002.40      0.60%      $2.98

HYPOTHETICAL 5% RETURN
Class A                               $1,000.00   $1,021.78      0.60%      $3.01
-----------------------------------------------------------------------------------
NEW JERSEY MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                               $1,000.00   $1,001.90      0.60%      $2.98

HYPOTHETICAL 5% RETURN
Class A                               $1,000.00   $1,021.78      0.60%      $3.01
-----------------------------------------------------------------------------------
NEW YORK MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                               $1,000.00   $1,003.90      0.60%      $2.98

HYPOTHETICAL 5% RETURN
Class A                               $1,000.00   $1,021.78      0.60%      $3.01
-----------------------------------------------------------------------------------
CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                               $1,000.00   $1,004.40      0.60%      $2.98

HYPOTHETICAL 5% RETURN
Class A                               $1,000.00   $1,021.78      0.60%      $3.01

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 181/365 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 89

Board of Trustees Considerations in Approving the
Continuation of Advisory and Sub-Advisory Agreements
(Unaudited)

The SEI Tax Exempt Trust ("the Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to each series of the Trust (each, a "Fund" and, collectively, the "Funds") and may manage the cash portion of the Funds' assets. Pursuant to separate sub-advisory agreements (the "Sub-Advisory Agreements" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Advisers are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds. The Sub-Advisers also are responsible for managing their employees who provide services to these Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively each Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, each Fund's Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and each of the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC's and the Sub-Advisers' affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, the Board requested and received written materials from SIMC and each Sub-Adviser regarding: (a) the quality of SIMC's and the Sub-Adviser's investment management and other services; (b) SIMC's and the Sub-Adviser's investment management personnel; (c) SIMC's and the Sub-Adviser's operations and financial condition; (d) SIMC's and the Sub-Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and each Sub-Adviser charge a Fund compared with the fees each charge to comparable mutual funds; (f) a Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and each Sub-Adviser's profitability from its Fund-related operations;
(h) SIMC's and the Sub-Adviser's compliance systems; (i) SIMC's and the Sub-Adviser's policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Adviser's reputation, expertise and resources in domestic and/or international financial markets; and (k) each Fund's performance compared with similar mutual funds.

At the February 23, 2005, March 8, 2006 and March 9, 2006 meetings of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Advisers to act in their respective capacities for the Funds. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meetings and at prior meetings, including:

o the nature, extent and quality of the services provided to the Funds under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds;

o each Fund's investment performance and how it compared to that of other comparable mutual funds;

o each Fund's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

--------------------------------------------------------------------------------
90                 SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006

o the profitability of SIMC and the Sub-Advisers and their affiliates with respect to each Fund, including both direct and indirect benefits accruing to SIMC and the Sub-Advisers and their affiliates; and

o the extent to which economies of scale would be realized as the Funds grow and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Advisers' personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered each Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for a given Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Funds' expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and each Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in each Fund's respective peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Advisers' fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Advisers, through waivers, have maintained the Funds' net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported renewal of the Investment Advisory Agreements.

PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by SIMC and the Sub-Advisers and their affiliates. When considering the profitability of the Sub-Advisors, the Board took into account the fact that the Sub-Advisors are compensated by SIMC, and not by the Funds directly, and such compensation with respect to any Sub-Advisor reflects an arms-length negotiation between the Sub-Advisor and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Advisers is reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to a Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Funds obtain reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.


--------------------------------------------------------------------------------
SEI Tax Exempt Trust / Semi-Annual Report / February 28, 2006                 91

Notes

Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams

OFFICERS

Robert A. Nesher

PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner

CONTROLLER AND CHIEF FINANCIAL OFFICER

Timothy D. Barto

VICE PRESIDENT, SECRETARY

Sofia A. Rosala

VICE PRESIDENT, ASSISTANT SECRETARY

Philip T. Masterson

VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye

VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang

VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue

VICE PRESIDENT

Nicole Welch

ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR

SEI Investments Global Funds Services

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

This report and the financial statements contained herein are submit- ted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the SEI Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

SEI INVESTMENTS

SEI Investments Distribution Co.

Oaks, PA 19456
1 800-DIAL-SEI (1 800 342 5734)

SEI-F-090 (2/06)

ITEM 2.    CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.    SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18, 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  SEI Tax Exempt Trust

By (Signature and Title)*                     /s/ Robert A Nesher
                                              ---------------------
                                              Robert A Nesher, President & CEO

Date:  April 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                     /s/ Robert A Nesher
                                              ----------------------
                                              Robert A Nesher, President & CEO

Date:  April 27, 2006

By (Signature and Title)*                     /s/ Stephen F Panner
                                              -----------------------
                                              Stephen F Panner, Controller & CFO

Date:  April 27, 2006

* Print the name and title of each signing officer under his or her signature.